UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
July 31, 2021
MFS®  Global High Yield Fund
HYO-SEM

MFS® Global High Yield Fund

Contact information	back cover

Appendix A: MFS High Yield Pooled Portfolio Semiannual Report	Enclosed
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing yields on global government bonds higher, though some of the rate rise has since been corrected. Some emerging market central banks have begun to raise interest rates in recent months while the U.S. Federal Reserve has started to discuss tapering its bond buying program before the end of 2021.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be the temporary result of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
September 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	6.0%
Utilities - Electrical Power	5.7%
Wireless Communications	4.6%
Gaming & Lodging	4.1%
Medical & Health Technology & Services	3.9%
Composition including fixed income credit quality (a)(i)
BBB	0.5%
BB	50.5%
B	35.2%
CCC	10.2%
CC	0.1%
D (o)	0.0%
Not Rated	0.5%
Non-Fixed Income	1.4%
Cash & Cash Equivalents	1.6%
Other (o)	(0.0)%
Portfolio facts (i)
Average Duration (d)	3.7
Average Effective Maturity (m)	4.5 yrs.
Issuer country weightings (i)(x)
United States	57.4%
Brazil	4.1%
Canada	3.7%
United Kingdom	3.2%
France	2.9%
Netherlands	2.5%
India	2.4%
Mexico	2.2%
Luxembourg	2.1%
Other Countries	19.5%

2

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2021 through July 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2021 through July 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/21	Ending Account Value 7/31/21	Expenses Paid During Period (p) 2/01/21-7/31/21
A	Actual	1.05%	$1,000.00	$1,027.69	$5.28
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,022.20	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,022.21	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,028.97	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,023.85	$9.03
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,026.40	$6.53
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,026.01	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,028.93	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.70%	$1,000.00	$1,027.86	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
5

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 38.5%
Aerospace & Defense – 0.4%
Rolls-Royce Holdings PLC, 4.625%, 2/16/2026 (n)	EUR	859,000	$ 1,106,877
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.921%, 2/18/2030 (i)		$12,322	$ 0
Automotive – 0.5%
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)	EUR	465,000	$ 579,463
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	989,544
			$1,569,007
Basic Industry – 0.2%
PeopleCert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	535,000	$ 653,061
Broadcasting – 0.3%
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	292,842	$ 377,016
WMG Acquisition Corp., 2.75%, 7/15/2028 (n)		550,000	668,748
			$1,045,764
Brokerage & Asset Managers – 0.4%
Vivion Investments S.à r.l., 3%, 8/08/2024	EUR	1,000,000	$ 1,178,717
Building – 1.2%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$203,000	$ 229,745
CEMEX S.A.B. de C.V., 5.45%, 11/19/2029		1,240,000	1,358,395
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,555,000	1,598,774
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	530,000	618,966
			$3,805,880
Business Services – 0.9%
Centurion Bidco S.p.A., 5.875%, 9/30/2026	EUR	475,000	$ 587,529
IPD 3 B.V., 5.5%, 12/01/2025		570,000	702,465
Paysafe Finance PLC/Paysafe Holdings (US) Corp., 3%, 6/15/2029 (z)		495,000	597,411
StoneCo Ltd., 3.95%, 6/16/2028 (n)		$1,029,000	1,021,293
			$2,908,698
Cable TV – 1.3%
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	500,000	$ 615,871
United Group B.V., 4.625%, 8/15/2028 (n)		882,000	1,059,340
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		$638,000	665,753
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
VTR Finance N.V., 6.375%, 7/15/2028 (n)		$322,000	$ 340,171
Ziggo B.V. , 2.875%, 1/15/2030 (n)	EUR	1,160,000	1,386,291
			$4,067,426
Chemicals – 0.8%
Ashland Services B.V., 2%, 1/30/2028 (n)	EUR	880,000	$ 1,060,999
Ashland Services B.V., 2%, 1/30/2028		200,000	241,136
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$789,000	800,875
Herens Midco S.à r.l., 5.25%, 5/15/2029 (n)	EUR	275,000	315,551
			$2,418,561
Conglomerates – 0.9%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	$ 1,627,323
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	870,000	1,052,953
			$2,680,276
Consumer Products – 0.5%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029 (n)	EUR	575,000	$ 682,946
International Design Group S.p.A., 6.5%, 11/15/2025		680,000	840,933
			$1,523,879
Consumer Services – 0.9%
AA Bond Co. Ltd., 6.5%, 1/31/2026 (n)	GBP	450,000	$ 652,069
AA Bond Co. Ltd., 6.5%, 1/31/2026		100,000	144,904
B2W Digital Lux S.à r.l., 4.375%, 12/20/2030 (n)		$1,171,000	1,172,475
Verisure Midholding AB, 5.25%, 2/15/2029	EUR	710,000	868,010
			$2,837,458
Containers – 1.2%
ARD Finance S.A. , 5%,(5% cash or 5.75% PIK) 6/30/2027 (n)(p)	EUR	235,000	$ 286,574
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		180,000	213,965
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3%, 9/01/2029		300,000	356,608
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$959,000	966,672
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		1,240,000	1,213,960
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	766,602
			$3,804,381
Electronics – 0.3%
Infineon Technologies AG, 3.625% to 4/1/2028, FLR (EUR Swap Rate - 5yr. + 3.996%) to 4/1/2033, FLR (EUR Swap Rate - 5yr. + 4.246%) to 4/01/2048, FLR (EUR Swap Rate - 5yr. + 4.99%) to 12/31/2049	EUR	700,000	$ 922,856
7

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 3.6%
CEMIG Geracao e Transmissao S.A. (Federative Republic of Brazil), 9.25%, 12/05/2024 (n)		$750,000	$ 863,317
Centrais Eletricas Brasileiras S.A., 4.625%, 2/04/2030		910,000	931,622
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,105,000	1,160,382
Export Credit Bank of Turkey, 6.125%, 5/03/2024		680,000	706,602
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		739,000	743,375
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		740,000	779,344
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031		200,000	210,634
Petrobras International Finance Co., 6.875%, 1/20/2040		1,025,000	1,210,023
Petroleos Mexicanos, 4.5%, 1/23/2026		680,000	688,976
Petroleos Mexicanos, 5.35%, 2/12/2028		905,000	891,877
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	469,440
Petroleos Mexicanos, 6.5%, 6/02/2041		785,000	710,229
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	719,280
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)		900,000	889,866
			$10,974,967
Emerging Market Sovereign – 0.7%
Arab Republic of Egypt, 6.588%, 2/21/2028		$810,000	$ 846,855
Government of Ukraine, 7.75%, 9/01/2024		813,000	882,271
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	275,000	303,383
			$2,032,509
Energy - Independent – 0.2%
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)		$617,000	$ 679,463
Engineering - Construction – 0.3%
Compact Bidco B.V., 5.75%, 5/01/2026	EUR	465,000	$ 545,732
Ellaktor Value PLC, 6.375%, 12/15/2024		460,000	521,709
			$1,067,441
Entertainment – 0.3%
CPUK Finance Ltd., 4.875%, 8/28/2025	GBP	590,000	$ 828,301
CPUK Finance Ltd., 4.5%, 8/28/2027		100,000	140,856
			$969,157
Financial Institutions – 3.1%
Adler Group S.A., 2.25%, 1/14/2029	EUR	600,000	$ 673,873
Adler Group, Inc., 3.25%, 8/05/2025		700,000	842,057
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024		585,000	657,524
8

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	850,000	$ 990,181
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	925,977
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	540,745
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025		595,000	858,175
Muthoot Finance Ltd., 6.125%, 10/31/2022 (n)		$200,000	206,000
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		1,145,000	1,166,755
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	655,000	800,304
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 3/14/2070		690,000	826,845
Shriram Transport Finance Co. Ltd., 5.1%, 7/16/2023 (n)		$696,000	698,610
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024		200,000	199,000
			$9,386,046
Food & Beverages – 1.4%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$ 414,896
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,475,000	1,535,762
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		600,000	632,400
Nomad Foods Bondco PLC, 2.5%, 6/24/2028 (n)	EUR	625,000	755,431
Premier Foods Finance PLC, 3.5%, 10/15/2026	GBP	600,000	834,584
			$4,173,073
Gaming & Lodging – 0.2%
NH Hotel Group S.A., 4%, 7/02/2026 (n)	EUR	415,000	$ 491,371
Industrial – 1.5%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$938,000	$ 972,744
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/2023		870,000	902,494
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		415,000	427,969
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027		1,055,000	1,006,323
Peach Property Finance GmbH, 3.5%, 2/15/2023 (n)	EUR	1,075,000	1,302,305
			$4,611,835
Internet – 0.3%
XP, Inc., 3.25%, 7/01/2026 (n)		$1,000,000	$ 977,800
Machinery & Tools – 0.5%
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	590,000	$ 693,518
Sarens Finance Co. N.V., 5.75%, 2/21/2027		655,000	773,109
			$1,466,627
9

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.4%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$365,000	$ 418,061
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	734,549
			$1,152,610
Medical & Health Technology & Services – 0.2%
IQVIA, Inc., 1.75%, 3/15/2026 (n)	EUR	550,000	$ 662,289
Metals & Mining – 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$ 149,059
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		760,000	774,250
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		200,000	216,750
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	565,079
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)		$354,005	354,241
			$2,059,379
Midstream – 0.2%
Peru LNG, 5.375%, 3/22/2030		$845,000	$ 650,650
Network & Telecom – 0.2%
DKT Finance ApS, 7%, 6/17/2023	EUR	560,000	$ 674,530
Oil Services – 0.5%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$451,853	$ 465,273
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		933,770	1,012,319
			$1,477,592
Oils – 1.0%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)		$555,000	$ 620,218
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		762,000	790,499
Puma International Financing S.A., 5%, 1/24/2026		835,000	835,000
Turkiye Petrol Rafinerileri A.S., 4.5%, 10/18/2024		980,000	983,430
			$3,229,147
Other Banks & Diversified Financials – 1.5%
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)		$760,000	$ 787,550
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 1yr. + 6.66%) to 4/16/2031		755,000	771,044
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)		860,000	933,074
doValue S.p.A., 3.375%, 7/31/2026 (n)	EUR	1,055,000	1,256,197
Intesa Sanpaolo S.p.A., 4.125%, 2/27/2070		645,000	760,349
			$4,508,214
10

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.4%
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)	EUR	235,000	$ 284,065
Rossini S.à r.l., 6.75%, 10/30/2025		723,000	895,732
			$1,179,797
Restaurants – 0.2%
Punch Finance PLC, 6.125%, 6/30/2026 (n)	GBP	435,000	$ 613,870
Retailers – 0.9%
Douglas GmbH, 6%, 4/08/2026 (n)	EUR	300,000	$ 353,911
Goldstory S.A.S., 5.375%, 3/01/2026 (n)		450,000	545,804
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$944,000	951,080
Kirk Beauty SUN GmbH, 8.25%,(8.25% cash or 9% PIK) 10/01/2026 (n)(p)	EUR	200,000	233,013
Mobilux Finance S.A.S., 4%, 7/15/2028 (n)		700,000	831,662
			$2,915,470
Supermarkets – 0.7%
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	100,000	$ 138,653
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026 (n)		1,015,000	1,407,323
Iceland Bondco PLC, 4.625%, 3/15/2025		465,000	630,191
			$2,176,167
Telecommunications - Wireless – 2.3%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$ 438,518
Altice France S.A., 3.375%, 1/15/2028 (n)	EUR	430,000	501,268
Altice France S.A., 4%, 2/15/2028 (n)		530,000	606,381
Cellnex Finance Co. S.A., 2%, 2/15/2033		900,000	1,076,943
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		$455,000	473,200
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		977,400	1,016,496
PPF Telecom Group B.V., 3.25%, 9/29/2027	EUR	1,170,000	1,498,945
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080		1,155,000	1,426,236
			$7,037,987
Transportation - Services – 2.8%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$672,000	$ 696,360
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,280,000	1,406,646
Atlantia S.p.A., 1.875%, 7/13/2027		925,000	1,139,015
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$1,263,000	1,206,165
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		800,000	838,360
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	505,000	581,360
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)		1,165,000	1,319,676
11

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
Q-Park Operations Holding B.V., 1.5%, 3/01/2025	EUR	500,000	$ 566,385
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		$363,000	378,885
Rumo Luxembourg S.à r.l., 5.25%, 1/10/2028 (n)		415,000	442,975
			$8,575,827
Utilities - Electric Power – 4.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$961,000	$ 1,044,126
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024		475,000	516,088
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		645,000	680,475
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		550,000	556,875
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		502,000	527,233
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	740,000	896,698
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026		100,000	121,175
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$1,249,000	1,273,980
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	782,620
Listrindo Capital B.V., 4.95%, 9/14/2026		1,555,000	1,593,875
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		929,000	936,584
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,064,040	1,205,025
Stoneway Capital Corp., 10%, 3/01/2027 (a)(d)(n)		1,542,686	416,525
Termocandelaria Power Ltd., 7.875%, 1/30/2029		185,000	195,177
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		653,975	689,950
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		1,186,000	1,218,615
			$12,655,021
Utilities - Water – 0.5%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,504,000	$ 1,549,135
Total Bonds (Identified Cost, $116,382,277)			$ 118,470,815
Common Stocks – 0.3%
Construction – 0.3%
ICA Tenedora S.A. de C.V. (a)		253,322	$ 820,155
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)		4,014,685	$ 89,845
Total Common Stocks (Identified Cost, $71,596)			$ 910,000
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 61.3%
Mutual Funds – 60.4%
MFS High Yield Pooled Portfolio (v)(y)	20,005,396	$ 185,850,124
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.03% (v)	2,963,789	$ 2,963,789
Total Investment Companies (Identified Cost, $193,158,943)		$ 188,813,913

Other Assets, Less Liabilities – (0.1)%		(410,323)
Net Assets – 100.0%		$ 307,784,405

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $188,813,913 and $119,380,815, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,519,012, representing 22.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The unaudited semiannual report for MFS High Yield Pooled Portfolio as of July 31, 2021 has been included as Appendix A.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC/Paysafe Holdings (US) Corp., 3%, 6/15/2029	6/10/21	$602,440	$597,411
% of Net assets			0.2%
13

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	555,257	USD	657,076	Goldman Sachs International	10/08/2021	$2,486
USD	42,310,765	EUR	35,608,555	Citibank N.A.	10/08/2021	13,214
USD	279,686	EUR	235,000	Deutsche Bank AG	10/08/2021	541
						$16,241
Liability Derivatives
USD	540,228	EUR	455,615	Deutsche Bank AG	10/08/2021	$(973)
USD	4,049,025	EUR	3,434,490	JPMorgan Chase Bank N.A.	10/08/2021	(30,627)
USD	2,293,920	EUR	1,938,117	Morgan Stanley Capital Services, Inc.	10/08/2021	(8,268)
USD	368,876	EUR	310,500	State Street Bank Corp.	10/22/2021	(51)
USD	6,635,032	GBP	4,796,531	Goldman Sachs International	10/08/2021	(33,250)
USD	1,255,465	GBP	913,635	State Street Bank Corp.	10/08/2021	(14,699)
						$(87,868)
See Notes to Financial Statements
14

Financial Statements
Statement of Assets and Liabilities
At 7/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $116,453,873)	$119,380,815
Investments in affiliated issuers, at value (identified cost, $193,158,943)	188,813,913
Cash	96,651
Foreign currency, at value (identified cost, $2,115,931)	2,116,035
Receivables for
Forward foreign currency exchange contracts	16,241
Investments sold	90,167
Fund shares sold	625,231
Interest and dividends	1,537,771
Receivable from investment adviser	6,393
Other assets	60,128
Total assets	$312,743,345
Liabilities
Payables for
Distributions	$156,792
Forward foreign currency exchange contracts	87,868
Investments purchased	4,225,615
Fund shares reacquired	320,387
Payable to affiliates
Administrative services fee	418
Shareholder servicing costs	95,225
Distribution and service fees	4,665
Accrued expenses and other liabilities	67,970
Total liabilities	$4,958,940
Net assets	$307,784,405
Net assets consist of
Paid-in capital	$349,216,973
Total distributable earnings (loss)	(41,432,568)
Net assets	$307,784,405
Shares of beneficial interest outstanding	49,035,544
15

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$182,447,425	29,066,938	$6.28
Class B	2,305,696	366,527	6.29
Class C	7,998,960	1,275,914	6.27
Class I	83,745,421	13,342,187	6.28
Class R1	73,938	11,779	6.28
Class R2	550,448	87,567	6.29
Class R3	2,427,280	384,623	6.31
Class R4	6,508,111	1,031,925	6.31
Class R6	21,727,126	3,468,084	6.26

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.56 [100 / 95.75 x $6.28]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
16

Financial Statements
Statement of Operations
Six months ended 7/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$5,157,026
Interest	2,538,721
Other	1,000
Total investment income	$7,696,747
Expenses
Management fee	$965,365
Distribution and service fees	285,132
Shareholder servicing costs	178,562
Administrative services fee	24,641
Independent Trustees' compensation	3,227
Custodian fee	15,643
Shareholder communications	17,769
Audit and tax fees	43,882
Legal fees	1,145
Miscellaneous	84,415
Total expenses	$1,619,781
Fees paid indirectly	(168)
Reduction of expenses by investment adviser and distributor	(156,672)
Net expenses	$1,462,941
Net investment income (loss)	$6,233,806
17

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,051,501
Affiliated issuers	(2,020,114)
Futures contracts	256,549
Forward foreign currency exchange contracts	1,092,331
Foreign currency	26,111
Net realized gain (loss)	$406,378
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $25,450 decrease in deferred country tax)	$(1,294,726)
Affiliated issuers	2,877,024
Futures contracts	(37,700)
Forward foreign currency exchange contracts	(146,997)
Translation of assets and liabilities in foreign currencies	(11,798)
Net unrealized gain (loss)	$1,385,803
Net realized and unrealized gain (loss)	$1,792,181
Change in net assets from operations	$8,025,987
See Notes to Financial Statements
18

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21
Change in net assets
From operations
Net investment income (loss)	$6,233,806	$13,207,223
Net realized gain (loss)	406,378	(9,316,344)
Net unrealized gain (loss)	1,385,803	4,763,100
Change in net assets from operations	$8,025,987	$8,653,979
Total distributions to shareholders	$(6,371,323)	$(13,094,506)
Change in net assets from fund share transactions	$5,926,743	$(22,117,406)
Total change in net assets	$7,581,407	$(26,557,933)
Net assets
At beginning of period	300,202,998	326,760,931
At end of period	$307,784,405	$300,202,998
See Notes to Financial Statements
19

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.24	$6.28	$6.00	$6.25	$6.17	$5.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.28	$0.28	$0.29	$0.32
Net realized and unrealized gain (loss)	0.04	(0.04)	0.28	(0.25)	0.08	0.57
Total from investment operations	$0.17	$0.23	$0.56	$0.03	$0.37	$0.89
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.28)	$(0.28)	$(0.24)	$(0.34)
From tax return of capital	—	—	—	—	(0.05)	—
Total distributions declared to shareholders	$(0.13)	$(0.27)	$(0.28)	$(0.28)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$6.28	$6.24	$6.28	$6.00	$6.25	$6.17
Total return (%) (r)(s)(t)(x)	2.77(n)	3.86	9.59	0.50	6.12	16.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16(a)	1.17	1.15	1.14	1.16	1.16
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.14(a)	4.47	4.50	4.70	4.67	5.37
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$182,447	$182,411	$203,428	$191,590	$204,150	$235,889
See Notes to Financial Statements
20

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.25	$6.29	$6.01	$6.26	$6.18	$5.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.23	$0.24	$0.25	$0.28
Net realized and unrealized gain (loss)	0.04	(0.04)	0.29	(0.26)	0.08	0.57
Total from investment operations	$0.15	$0.18	$0.52	$(0.02)	$0.33	$0.85
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.21)	$(0.30)
From tax return of capital	—	—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$6.29	$6.25	$6.29	$6.01	$6.26	$6.18
Total return (%) (r)(s)(t)(x)	2.38(n)	3.09	8.77	(0.25)	5.33	15.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91(a)	1.92	1.90	1.90	1.91	1.91
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.41(a)	3.74	3.78	3.94	3.92	4.62
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$2,306	$3,032	$5,741	$7,941	$12,262	$14,772
See Notes to Financial Statements
21

Financial Highlights – continued
Class C	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.23	$6.28	$5.99	$6.24	$6.16	$5.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.22	$0.23	$0.24	$0.25	$0.28
Net realized and unrealized gain (loss)	0.04	(0.05)	0.30	(0.26)	0.07	0.57
Total from investment operations	$0.15	$0.17	$0.53	$(0.02)	$0.32	$0.85
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.20)	$(0.30)
From tax return of capital	—	—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.24)	$(0.30)
Net asset value, end of period (x)	$6.27	$6.23	$6.28	$5.99	$6.24	$6.16
Total return (%) (r)(s)(t)(x)	2.38(n)	2.92	8.96	(0.26)	5.33	15.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.91(a)	1.92	1.90	1.90	1.91	1.91
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.40(a)	3.74	3.79	3.93	3.92	4.63
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$7,999	$8,855	$21,084	$29,122	$57,556	$65,782
See Notes to Financial Statements
22

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.24	$6.28	$6.00	$6.25	$6.17	$5.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.29	$0.30	$0.31	$0.33
Net realized and unrealized gain (loss)	0.04	(0.04)	0.29	(0.26)	0.08	0.58
Total from investment operations	$0.18	$0.24	$0.58	$0.04	$0.39	$0.91
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.30)	$(0.29)	$(0.26)	$(0.36)
From tax return of capital	—	—	—	—	(0.05)	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.30)	$(0.29)	$(0.31)	$(0.36)
Net asset value, end of period (x)	$6.28	$6.24	$6.28	$6.00	$6.25	$6.17
Total return (%) (r)(s)(t)(x)	2.90(n)	4.12	9.86	0.75	6.38	16.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90(a)	0.91	0.90	0.89	0.91	0.91
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.37(a)	4.69	4.75	4.93	4.91	5.59
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$83,745	$73,648	$65,250	$63,671	$88,762	$92,227
See Notes to Financial Statements
23

Financial Highlights – continued
Class R1	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.24	$6.28	$6.00	$6.26	$6.18	$5.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.22	$0.23	$0.24	$0.25	$0.28
Net realized and unrealized gain (loss)	0.05	(0.04)	0.29	(0.27)	0.08	0.57
Total from investment operations	$0.15	$0.18	$0.52	$(0.03)	$0.33	$0.85
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.21)	$(0.30)
From tax return of capital	—	—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.11)	$(0.22)	$(0.24)	$(0.23)	$(0.25)	$(0.30)
Net asset value, end of period (x)	$6.28	$6.24	$6.28	$6.00	$6.26	$6.18
Total return (%) (r)(s)(t)(x)	2.39(n)	3.09	8.78	(0.42)	5.33	15.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.90(a)	1.92	1.90	1.90	1.90	1.91
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	3.38(a)	3.72	3.75	3.95	3.94	4.62
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$74	$70	$67	$61	$62	$103
See Notes to Financial Statements
24

Financial Highlights – continued
Class R2	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.25	$6.29	$6.01	$6.26	$6.18	$5.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.25	$0.26	$0.27	$0.27	$0.31
Net realized and unrealized gain (loss)	0.04	(0.04)	0.29	(0.26)	0.09	0.57
Total from investment operations	$0.16	$0.21	$0.55	$0.01	$0.36	$0.88
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.25)	$(0.27)	$(0.26)	$(0.24)	$(0.33)
From tax return of capital	—	—	—	—	(0.04)	—
Total distributions declared to shareholders	$(0.12)	$(0.25)	$(0.27)	$(0.26)	$(0.28)	$(0.33)
Net asset value, end of period (x)	$6.29	$6.25	$6.29	$6.01	$6.26	$6.18
Total return (%) (r)(s)(t)(x)	2.64(n)	3.60	9.31	0.25	5.85	15.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41(a)	1.41	1.40	1.39	1.41	1.41
Expenses after expense reductions (f)(h)	1.30(a)	1.30	1.30	1.29	1.29	1.30
Net investment income (loss)	3.88(a)	4.17	4.26	4.46	4.38	5.10
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$550	$519	$308	$297	$291	$211
See Notes to Financial Statements
25

Financial Highlights – continued
Class R3	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.28	$6.32	$6.00	$6.25	$6.17	$5.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.27	$0.29	$0.28	$0.29	$0.32
Net realized and unrealized gain (loss)	0.03	(0.04)	0.32	(0.25)	0.08	0.57
Total from investment operations	$0.16	$0.23	$0.61	$0.03	$0.37	$0.89
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.29)	$(0.28)	$(0.24)	$(0.34)
From tax return of capital	—	—	—	—	(0.05)	—
Total distributions declared to shareholders	$(0.13)	$(0.27)	$(0.29)	$(0.28)	$(0.29)	$(0.34)
Net asset value, end of period (x)	$6.31	$6.28	$6.32	$6.00	$6.25	$6.17
Total return (%) (r)(s)(t)(x)	2.60(n)	3.87	10.28	0.50	6.12	16.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.16(a)	1.17	1.15	1.14	1.16	1.16
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	4.13(a)	4.47	4.62	4.70	4.64	5.35
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$2,427	$2,286	$2,347	$10,444	$10,392	$9,012
See Notes to Financial Statements
26

Financial Highlights – continued
Class R4	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.27	$6.31	$6.03	$6.28	$6.20	$5.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.28	$0.30	$0.30	$0.31	$0.34
Net realized and unrealized gain (loss)	0.04	(0.04)	0.28	(0.26)	0.08	0.57
Total from investment operations	$0.18	$0.24	$0.58	$0.04	$0.39	$0.91
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.28)	$(0.30)	$(0.29)	$(0.26)	$(0.36)
From tax return of capital	—	—	—	—	(0.05)	—
Total distributions declared to shareholders	$(0.14)	$(0.28)	$(0.30)	$(0.29)	$(0.31)	$(0.36)
Net asset value, end of period (x)	$6.31	$6.27	$6.31	$6.03	$6.28	$6.20
Total return (%) (r)(s)(t)(x)	2.89(n)	4.13	9.83	0.77	6.38	16.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91(a)	0.92	0.90	0.89	0.91	0.90
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	4.39(a)	4.72	4.76	4.94	4.89	5.58
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$6,508	$6,406	$6,689	$6,885	$7,381	$6,996
See Notes to Financial Statements
27

Financial Highlights – continued
Class R6	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$6.23	$6.27	$5.99	$6.24	$6.16	$5.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.29	$0.30	$0.30	$0.31	$0.34
Net realized and unrealized gain (loss)	0.03	(0.04)	0.29	(0.25)	0.08	0.57
Total from investment operations	$0.17	$0.25	$0.59	$0.05	$0.39	$0.91
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.29)	$(0.31)	$(0.30)	$(0.26)	$(0.36)
From tax return of capital	—	—	—	—	(0.05)	—
Total distributions declared to shareholders	$(0.14)	$(0.29)	$(0.31)	$(0.30)	$(0.31)	$(0.36)
Net asset value, end of period (x)	$6.26	$6.23	$6.27	$5.99	$6.24	$6.16
Total return (%) (r)(s)(t)(x)	2.79(n)	4.23	9.98	0.85	6.49	16.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81(a)	0.81	0.80	0.79	0.81	0.81
Expenses after expense reductions (f)(h)	0.70(a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	4.49(a)	4.81	4.84	5.04	4.90	5.72
Portfolio turnover	23(n)	22	26	13	26	16
Net assets at end of period (000 omitted)	$21,727	$22,976	$21,846	$19,019	$16,943	$4,336

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
28

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2021, 60.4% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2021 has been included as Appendix A, and should be read in conjunction with the fund's financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March
29

Notes to Financial Statements (unaudited) - continued
2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and
30

Notes to Financial Statements (unaudited) - continued
other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
31

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$820,155	$—	$820,155
United Kingdom	89,845	—	—	89,845
Non - U.S. Sovereign Debt	—	13,007,476	—	13,007,476
U.S. Corporate Bonds	—	9,040,878	—	9,040,878
Foreign Bonds	—	96,422,461	—	96,422,461
Mutual Funds	188,813,913	—	—	188,813,913
Total	$188,903,758	$119,290,970	$—	$308,194,728
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$16,241	$—	$16,241
Forward Foreign Currency Exchange Contracts – Liabilities	—	(87,868)	—	(87,868)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Fixed Income Securities
Balance as of 1/31/21	$0
Realized gain (loss)	(1,502,685)
Change in unrealized appreciation or depreciation	1,502,685
Disposition of worthless securities	0
Balance as of 7/31/21	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
32

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$16,241	$(87,868)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$256,549	$ —
Foreign Exchange	—	1,092,331
Total	$256,549	$1,092,331
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(37,700)	$ —
Foreign Exchange	—	(146,997)
Total	$(37,700)	$(146,997)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk
33

Notes to Financial Statements (unaudited) - continued
whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
34

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the
35

Notes to Financial Statements (unaudited) - continued
value of the security on such date. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.
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Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/21
Ordinary income (including any short-term capital gains)	$13,094,506
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/21
Cost of investments	$316,108,855
Gross appreciation	4,623,917
Gross depreciation	(12,538,044)
Net unrealized appreciation (depreciation)	$ (7,914,127)
As of 1/31/21
Undistributed ordinary income	2,669,885
Capital loss carryforwards	(34,618,644)
Other temporary differences	(1,121,199)
Net unrealized appreciation (depreciation)	(10,017,274)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,522,642)
Long-Term	(32,096,002)
Total	$(34,618,644)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
37

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/21	Year ended 1/31/21
Class A	$3,818,759	$7,952,561
Class B	44,822	149,724
Class C	145,105	598,157
Class I	1,663,007	2,999,478
Class R1	1,237	2,394
Class R2	10,620	18,155
Class R3	48,238	98,517
Class R4	143,766	294,498
Class R6	495,769	981,022
Total	$6,371,323	$13,094,506
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended July 31, 2021, this management fee reduction amounted to $18,208, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2023. For the six months ended July 31, 2021, this reduction amounted to $138,419, which is included in the reduction of total expenses in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,301 for the six months ended July 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 225,911
Class B	0.75%	0.25%	1.00%	1.00%	12,883
Class C	0.75%	0.25%	1.00%	1.00%	41,789
Class R1	0.75%	0.25%	1.00%	1.00%	356
Class R2	0.25%	0.25%	0.50%	0.50%	1,337
Class R3	—	0.25%	0.25%	0.25%	2,856
Total Distribution and Service Fees					$285,132
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2021, this rebate amounted to $45 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2021, were as follows:
Amount
Class A	$754
Class B	830
Class C	381
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
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Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2021, the fee was $27,485, which equated to 0.0185% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $151,077.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.
At July 31, 2021, MFS held approximately 89% of the outstanding shares of Class R1.
(4) Portfolio Securities
For the six months ended July 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $70,158,191 and $66,522,539, respectively.
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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,182,371	$13,635,717	5,725,315	$34,409,637
Class B	247	1,542	23,272	133,786
Class C	54,569	340,686	158,476	954,066
Class I	2,944,720	18,450,666	6,965,308	41,408,714
Class R1	346	2,160	708	4,219
Class R2	5,556	34,824	49,325	290,500
Class R3	46,590	292,540	49,191	293,428
Class R4	82,505	517,937	200,417	1,170,546
Class R6	385,701	2,407,186	1,089,373	6,609,153
	5,702,605	$35,683,258	14,261,385	$85,274,049
Shares issued to shareholders in reinvestment of distributions
Class A	465,479	$2,909,842	1,031,302	$6,165,462
Class B	7,020	43,981	24,773	147,728
Class C	23,090	144,214	93,885	559,009
Class I	264,673	1,654,715	496,620	2,980,992
Class R1	198	1,237	399	2,391
Class R2	1,697	10,620	3,008	18,147
Class R3	7,673	48,238	16,368	98,488
Class R4	22,885	143,750	48,997	294,498
Class R6	69,534	433,774	132,609	792,187
	862,249	$5,390,371	1,847,961	$11,058,902
Shares reacquired
Class A	(2,803,746)	$(17,527,245)	(9,917,270)	$(58,814,474)
Class B	(125,485)	(785,843)	(475,473)	(2,811,624)
Class C	(222,416)	(1,387,039)	(2,191,176)	(13,323,226)
Class I	(1,665,081)	(10,415,269)	(6,048,805)	(35,169,181)
Class R1	(2)	(11)	(573)	(3,430)
Class R2	(2,691)	(16,908)	(18,249)	(110,637)
Class R3	(33,965)	(213,446)	(72,930)	(429,722)
Class R4	(94,853)	(595,256)	(287,910)	(1,742,687)
Class R6	(674,739)	(4,205,869)	(1,017,694)	(6,045,376)
	(5,622,978)	$(35,146,886)	(20,030,080)	$(118,450,357)
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Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(155,896)	$(981,686)	(3,160,653)	$(18,239,375)
Class B	(118,218)	(740,320)	(427,428)	(2,530,110)
Class C	(144,757)	(902,139)	(1,938,815)	(11,810,151)
Class I	1,544,312	9,690,112	1,413,123	9,220,525
Class R1	542	3,386	534	3,180
Class R2	4,562	28,536	34,084	198,010
Class R3	20,298	127,332	(7,371)	(37,806)
Class R4	10,537	66,431	(38,496)	(277,643)
Class R6	(219,504)	(1,364,909)	204,288	1,355,964
	941,876	$5,926,743	(3,920,734)	$(22,117,406)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2021, the fund’s commitment fee and interest expense were $621 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$192,015,146	$19,786,931	$26,808,863	$(2,020,114)	$2,877,024	$185,850,124
MFS Institutional Money Market Portfolio	3,980,465	58,093,181	59,109,857	—	—	2,963,789
	$195,995,611	$77,880,112	$85,918,720	$(2,020,114)	$2,877,024	$188,813,913

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$5,155,842	$—
MFS Institutional Money Market Portfolio	1,184	—
	$5,157,026	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
43

Board Review of Investment Advisory Agreement
MFS Global High Yield Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
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Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
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Board Review of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
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Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
47

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
48

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
49

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CONTACT
WEB SITE
mfs.com
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1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
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1-800-225-2606
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Appendix A
Semiannual Report
July 31, 2021
MFS®  High Yield Pooled Portfolio
HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing yields on global government bonds higher, though some of the rate rise has since been corrected. Some emerging market central banks have begun to raise interest rates in recent months while the U.S. Federal Reserve has started to discuss tapering its bond buying program before the end of 2021.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be the temporary result of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
September 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.7%
Gaming & Lodging	6.6%
Medical & Health Technology & Services	6.1%
Midstream	4.3%
Metals & Mining	4.1%
Composition including fixed income credit quality (a)(i)
BB	45.6%
B	36.7%
CCC	13.3%
CC	0.1%
C	0.1%
Not Rated	0.6%
Non-Fixed Income	1.8%
Cash & Cash Equivalents	1.8%
Other (o)	(0.0)%
Portfolio facts (i)
Average Duration (d)	3.7
Average Effective Maturity (m)	4.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2021 through July 31, 2021
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2021 through July 31, 2021.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 2/01/21	Ending Account Value 7/31/21	Expenses Paid During Period (p) 2/01/21-7/31/21
Actual	0.02%	$1,000.00	$1,032.00	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,300,000	$ 2,343,493
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,237,000	1,286,455
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		3,150,000	3,252,375
Moog, Inc., 4.25%, 12/15/2027 (n)		4,430,000	4,568,438
TransDigm, Inc., 6.25%, 3/15/2026 (n)		3,472,000	3,641,260
TransDigm, Inc., 6.375%, 6/15/2026		2,775,000	2,868,656
TransDigm, Inc., 5.5%, 11/15/2027		2,025,000	2,090,813
TransDigm, Inc., 4.625%, 1/15/2029 (n)		2,496,000	2,489,760
			$22,541,250
Airlines – 0.3%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)		$3,225,000	$ 3,374,156
Automotive – 2.1%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$3,725,000	$ 3,808,812
Dana, Inc., 5.375%, 11/15/2027		2,121,000	2,242,958
Dana, Inc., 5.625%, 6/15/2028		916,000	985,607
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,553,454
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		4,015,000	4,210,731
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		3,725,000	4,023,000
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		1,430,000	1,501,500
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,175,000	2,248,733
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		2,005,000	2,035,075
			$22,609,870
Broadcasting – 3.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$3,040,000	$ 3,146,400
iHeartCommunications, Inc., 8.375%, 5/01/2027		2,795,000	2,973,153
Netflix, Inc., 5.875%, 2/15/2025		4,690,000	5,400,160
Netflix, Inc., 5.875%, 11/15/2028		805,000	1,000,213
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		1,100,000	1,134,364
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		3,630,000	3,837,636
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		3,420,000	3,539,700
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,583,175
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	923,579	1,189,050
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$5,060,000	5,072,346
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		6,854,000	7,042,485
			$36,918,682
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$1,995,000	$ 2,099,737
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,280,000	4,413,750
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,976,000	2,005,640
		$8,519,127
Building – 3.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$5,430,000	$ 5,565,750
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	1,880,000	1,940,216
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,415,000	3,449,150
Interface, Inc., 5.5%, 12/01/2028 (n)	3,400,000	3,544,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	3,759,000	3,851,471
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	1,713,000	1,909,995
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	2,095,000	2,053,100
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,305,000	3,594,187
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	2,550,000	2,683,875
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	3,130,000	3,341,275
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	2,370,000	2,422,496
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,418,000	3,520,540
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	830,000	804,810
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	1,855,000	1,980,213
		$40,661,578
Business Services – 2.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$2,085,000	$ 2,124,094
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	1,905,000	1,947,863
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,980,000	2,069,100
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	1,871,000	1,993,784
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,785,000	2,885,956
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	4,620,000	4,654,627
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)	1,187,000	1,197,179
Paysafe Finance PLC, 4%, 6/15/2029 (z)	2,550,000	2,476,024
Switch Ltd., 3.75%, 9/15/2028 (n)	3,819,000	3,906,742
Switch Ltd., 4.125%, 6/15/2029 (n)	1,140,000	1,174,485
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,430,000	2,566,687
		$26,996,541
Cable TV – 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$2,715,000	$ 2,807,310
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,775,000	8,241,128
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	2,945,000	3,092,250
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	$5,165,000	$ 5,329,092
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,145,000	9,567,499
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,990,000	5,200,528
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	1,170,000	1,172,925
DISH DBS Corp., 7.75%, 7/01/2026	3,050,000	3,480,813
DISH DBS Corp., 5.125%, 6/01/2029 (n)	2,110,000	2,091,643
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	2,115,000	1,157,963
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(z)	1,635,000	915,600
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	3,245,000	3,462,383
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	950,925
Sirius XM Radio, Inc., 4.625%, 7/15/2024 (n)	3,510,000	3,593,362
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	3,327,000	3,432,383
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	6,460,000	7,074,670
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	5,475,600
Videotron Ltd., 5.375%, 6/15/2024 (n)	780,000	859,880
Videotron Ltd., 5.125%, 4/15/2027 (n)	6,445,000	6,718,912
Videotron Ltd., 3.625%, 6/15/2029 (n)	1,234,000	1,264,850
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,100,000	5,240,250
		$81,129,966
Chemicals – 1.7%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$1,519,000	$ 1,600,646
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	2,515,000	2,474,131
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,978,000	3,022,819
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,904,000	3,983,170
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,795,000	2,774,038
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,912,000	3,912,000
		$17,766,804
Computer Software – 1.1%
Calrivate Science Holdings Corp., 4.875%, 6/30/2029 (n)	$2,305,000	$ 2,321,458
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	3,970,000	4,138,725
PTC, Inc., 3.625%, 2/15/2025 (n)	2,460,000	2,527,650
PTC, Inc., 4%, 2/15/2028 (n)	2,390,000	2,470,662
		$11,458,495
Computer Software - Systems – 1.6%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$1,975,000	$ 1,915,750
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	5,606,000	6,376,825
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	1,113,650
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,790,000	5,069,497
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Twilio, Inc., 3.625%, 3/15/2029	$2,340,000	$ 2,395,645
		$16,871,367
Conglomerates – 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,195,000	$ 4,404,750
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	938,000	961,450
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,109,000	5,237,542
EnerSys, 5%, 4/30/2023 (n)	2,495,000	2,604,156
EnerSys, 4.375%, 12/15/2027 (n)	1,495,000	1,562,275
Gates Global LLC, 6.25%, 1/15/2026 (n)	2,615,000	2,715,625
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,330,000	2,589,446
Griffon Corp., 5.75%, 3/01/2028	3,557,000	3,742,391
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	2,985,000	3,201,413
TriMas Corp., 4.125%, 4/15/2029 (n)	7,348,000	7,458,220
		$34,477,268
Construction – 1.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,250,000	$ 2,370,937
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,260,000	1,310,198
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,820,000	2,922,366
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,855,000	3,951,375
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	1,785,000	2,010,356
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	1,675,000	1,821,563
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,921,000	3,020,811
		$17,407,606
Consumer Products – 1.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$2,505,000	$ 2,517,525
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	3,425,000	3,448,461
Mattel, Inc., 3.375%, 4/01/2026 (n)	2,640,000	2,746,128
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,485,000	1,627,931
Mattel, Inc., 5.45%, 11/01/2041	975,000	1,148,063
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,780,000	2,936,375
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,465,000	1,448,519
		$15,873,002
Consumer Services – 3.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$ 979,344
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,340,000	2,564,874
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,480,000	1,481,850
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,536,000	3,531,580
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,905,000	2,998,918
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Garda World Security Corp., 4.625%, 2/15/2027 (n)	$930,000	$ 933,459
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	5,171,000	5,177,464
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,322,000	2,530,980
Match Group, Inc., 5%, 12/15/2027 (n)	2,770,000	2,910,079
Match Group, Inc., 4.625%, 6/01/2028 (n)	4,465,000	4,682,669
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	1,077,637
Realogy Group LLC, 9.375%, 4/01/2027 (n)	2,340,000	2,588,625
Realogy Group LLC, 5.75%, 1/15/2029 (n)	1,125,000	1,179,844
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,603,000	4,608,754
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	1,955,000	2,045,419
		$39,291,496
Containers – 3.0%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,965,000	$ 2,072,879
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	1,735,000	1,737,169
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	2,951,000	2,954,689
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,100,000	4,186,500
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	2,994,060
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,670,000	5,010,443
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,755,000	1,816,425
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,360,000	1,377,299
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	450,000	468,792
Greif, Inc., 6.5%, 3/01/2027 (n)	2,825,000	2,973,312
Reynolds Group, 4%, 10/15/2027 (n)	3,450,000	3,445,687
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,020,000	1,034,025
Silgan Holdings, Inc., 4.125%, 2/01/2028	2,479,000	2,571,962
		$32,643,242
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$4,720,000	$ 4,775,696
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$865,000	$ 881,534
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	1,686,000	1,852,493
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,233,750
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,607,000	3,697,175
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,330,000	2,594,851
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,620,000	5,157,075
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,985,000	2,123,950
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Synaptics, Inc., 4%, 6/15/2029 (n)	$3,045,000	$ 3,087,204
		$20,628,032
Energy - Independent – 3.6%
Apache Corp., 4.375%, 10/15/2028	$3,210,000	$ 3,400,770
Apache Corp., 4.75%, 4/15/2043	1,715,000	1,762,163
Callon Petroleum Co., 8%, 8/01/2028 (n)	1,275,000	1,197,748
CNX Resources Corp., 6%, 1/15/2029 (n)	2,745,000	2,910,441
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,550,000	2,664,368
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,715,000	1,714,451
EQT Corp., 5%, 1/15/2029	2,645,000	2,990,702
Occidental Petroleum Corp., 5.875%, 9/01/2025	3,535,000	3,919,042
Occidental Petroleum Corp., 5.5%, 12/01/2025	2,620,000	2,882,000
Occidental Petroleum Corp., 6.45%, 9/15/2036	2,740,000	3,308,207
Occidental Petroleum Corp., 6.6%, 3/15/2046	3,835,000	4,717,644
Range Resources Corp., 8.25%, 1/15/2029 (n)	1,715,000	1,898,848
SM Energy Co., 6.5%, 7/15/2028	1,150,000	1,145,216
Southwestern Energy Co., 6.45%, 1/23/2025	1,372,400	1,502,668
Southwestern Energy Co., 7.5%, 4/01/2026	2,133,900	2,250,859
Southwestern Energy Co., 7.75%, 10/01/2027	745,000	799,013
		$39,064,140
Entertainment – 3.0%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,025,000	$ 914,813
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	3,685,000	3,800,156
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	5,125,000	5,413,281
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,435,000	2,474,569
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	1,585,000	1,616,700
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	1,745,000	1,772,780
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,695,000	3,847,419
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	1,660,000	1,664,050
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,000,000	2,030,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	810,000	770,513
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,915,000	1,929,363
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	3,705,000	3,777,988
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,125,000	2,135,625
		$32,147,257
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.7%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,926,666	$ 1,570,233
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	3,660,000	3,783,525
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	3,105,000	3,186,506
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	7,301,980	7,097,698
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	4,258,000	4,219,039
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,275,000	3,414,187
OneMain Finance Corp., 6.875%, 3/15/2025	2,085,000	2,365,063
OneMain Finance Corp., 8.875%, 6/01/2025	1,413,000	1,554,272
OneMain Finance Corp., 7.125%, 3/15/2026	1,610,000	1,895,775
		$29,086,298
Food & Beverages – 3.0%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,085,000	$ 4,310,288
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	5,780,000	6,329,158
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,280,000	1,428,800
Kraft Heinz Foods Co., 4.375%, 6/01/2046	5,075,000	5,847,664
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,225,000	3,359,396
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,405,000	2,531,262
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,405,000	2,450,094
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	2,445,000	2,445,000
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,800,000	3,876,000
		$32,577,662
Gaming & Lodging – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,110,000	$ 3,222,737
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,293,256
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	3,525,000	3,553,749
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,675,000	2,800,003
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	2,006,000	2,108,808
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	2,691,000	2,959,239
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	3,547,000	3,585,166
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,527,000	3,518,182
International Game Technology PLC, 4.125%, 4/15/2026 (n)	4,670,000	4,863,898
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	2,050,000	2,062,813
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,670,000	1,732,625
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	1,050,823
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,050,000	3,240,625
MGM Growth Properties LLC, 5.75%, 2/01/2027	1,110,000	1,240,425
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	2,152,000	2,203,411
MGM Resorts International, 6.75%, 5/01/2025	2,985,000	3,167,831
MGM Resorts International, 5.5%, 4/15/2027	2,190,000	2,379,873
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	$2,175,000	$ 2,144,441
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,910,000	2,027,007
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,950,000	2,101,125
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	3,300,000	3,432,924
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,580,000	2,654,175
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	4,663,000	4,820,096
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	2,173,500
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,854,000	2,925,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,525,000	2,625,242
		$69,887,324
Industrial – 0.6%
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	$3,065,000	$ 3,103,313
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,711,000	3,822,330
		$6,925,643
Insurance - Property & Casualty – 1.2%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,375,000	$ 4,566,406
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	3,595,000	3,666,900
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,370,000	2,352,723
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	1,945,000	1,969,312
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	700,000	742,000
		$13,297,341
Machinery & Tools – 0.3%
Terex Corp., 5%, 5/15/2029 (n)	$3,065,000	$ 3,176,106
Major Banks – 0.3%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$3,095,000	$ 3,544,926
Medical & Health Technology & Services – 6.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$4,280,000	$ 4,504,700
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,685,000	1,829,657
Catalent, Inc., 3.125%, 2/15/2029 (n)	4,729,000	4,634,420
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	4,325,000	4,438,531
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	2,275,000	2,385,542
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	514,295
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,435,000	3,479,758
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	2,367,287
DaVita, Inc., 3.75%, 2/15/2031 (n)	1,953,000	1,893,961
Encompass Health Corp., 5.75%, 9/15/2025	1,940,000	1,990,925
Encompass Health Corp., 4.625%, 4/01/2031	1,930,000	2,099,165
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.875%, 2/15/2026	$4,595,000	$ 5,341,687
HCA, Inc., 5.625%, 9/01/2028	680,000	817,700
HCA, Inc., 5.875%, 2/01/2029	1,145,000	1,399,763
HCA, Inc., 3.5%, 9/01/2030	3,985,000	4,327,511
HealthSouth Corp., 5.125%, 3/15/2023	875,000	879,375
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,990,000	2,069,600
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,162,645
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	5,740,000	5,983,950
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	995,000	997,488
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	1,005,000	999,975
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	2,110,000	2,242,192
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,631,000	4,596,267
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,740,000	1,809,600
		$64,765,994
Medical Equipment – 0.8%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$3,855,000	$ 4,021,497
Teleflex, Inc., 4.625%, 11/15/2027	4,300,000	4,535,253
		$8,556,750
Metals & Mining – 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,620,000	$ 3,854,240
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	3,590,000	3,484,633
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,885,000	3,086,027
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	1,090,562
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,968,000	2,132,820
Freeport-McMoRan, Inc., 5%, 9/01/2027	3,120,000	3,292,505
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	1,640,000	1,736,350
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,455,000	2,709,240
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,455,000	2,519,444
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,145,000	3,184,407
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	4,670,000	4,875,386
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,320,000	1,372,800
Novelis Corp., 5.875%, 9/30/2026 (n)	4,495,000	4,664,327
Novelis Corp., 3.25%, 11/15/2026 (n)	1,265,000	1,283,975
Novelis Corp., 4.75%, 1/30/2030 (n)	1,760,000	1,874,065
Novelis Corp., 3.875%, 8/15/2031 (n)	1,517,000	1,534,066
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	1,059,950	1,070,549
		$43,765,396
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 4.3%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,339,000	$ 1,444,446
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	2,965,000	3,136,377
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,459,389
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	4,043,000	4,194,613
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	2,125,000	2,248,675
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	997,597
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	266,000	298,585
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,125,000	6,630,312
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,523,105
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	694,750
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	2,837,200	2,794,642
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	285,000	293,849
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	3,440,000	3,547,500
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,360,000	4,896,694
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	2,215,000	2,394,969
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,255,000	2,302,919
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,255,000	2,334,940
Western Midstream Operating LP, 5.3%, 2/01/2030	1,790,000	2,009,338
Western Midstream Operation LP, 4.65%, 7/01/2026	995,000	1,066,590
Western Midstream Operation LP, 5.5%, 8/15/2048	910,000	1,014,650
		$46,283,940
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$815,000	$ 835,375
Network & Telecom – 0.3%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$2,935,000	$ 2,986,832
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,640,000	$ 1,717,834
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$2,240,000	$ 1,344,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,960,000	1,023,512
		$2,367,512
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$3,780,000	$ 3,892,550
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,831,878
		$5,724,428
Pharmaceuticals – 2.6%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$6,950,000	$ 7,093,344
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	5,415,000	5,164,556
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,810,000	1,710,360
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	2,412,000	2,396,925
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	1,735,000	1,724,156
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	3,590,000	3,741,785
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,461,000	2,523,534
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,186,000	2,251,580
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	1,865,000	1,902,300
		$28,508,540
Pollution Control – 0.8%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$800,000	$ 821,000
GFL Environmental, Inc., 4%, 8/01/2028 (n)	1,680,000	1,660,235
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	1,885,000	1,890,975
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	1,033,650
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,470,000	3,517,713
		$8,923,573
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,675,000	$ 2,748,563
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,720,000	1,769,983
		$4,518,546
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$ 3,743,250
Mav Acquisition Corp., 8%, 8/01/2029 (n)	1,285,000	1,257,495
		$5,000,745
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,067,000	$ 3,279,114
Real Estate - Other – 0.8%
EPR Properties, REIT, 4.5%, 6/01/2027	$2,245,000	$ 2,390,925
EPR Properties, REIT, 4.95%, 4/15/2028	485,000	524,713
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	2,790,000	2,978,325
XHR LP, REIT, 4.875%, 6/01/2029 (n)	2,995,000	3,060,710
		$8,954,673
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.7%
L Brands, Inc., 5.25%, 2/01/2028	$5,770,000	$ 6,490,356
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	1,020,000	1,021,387
		$7,511,743
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$2,996,000	$ 3,135,434
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$3,539,000	$ 3,633,314
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	1,710,000	1,769,850
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	2,055,000	2,132,063
Penske Automotive Group Co., 3.75%, 6/15/2029	4,432,000	4,492,940
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	1,035,000	1,074,641
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	1,275,000	1,397,744
		$14,500,552
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$490,000	$ 500,070
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	3,940,000	4,168,520
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,425,000	2,449,250
		$7,117,840
Telecommunications - Wireless – 3.7%
Altice France S.A., 8.125%, 2/01/2027 (n)	$3,450,000	$ 3,735,522
Altice France S.A., 5.5%, 1/15/2028 (n)	730,000	748,250
Altice France S.A., 6%, 2/15/2028 (n)	3,380,000	3,333,525
Altice France S.A., 5.125%, 7/15/2029 (n)	3,740,000	3,767,713
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,910,000	1,986,400
SBA Communications Corp., 3.875%, 2/15/2027	2,923,000	3,014,344
SBA Communications Corp., 3.125%, 2/01/2029 (n)	3,530,000	3,466,804
Sprint Capital Corp., 6.875%, 11/15/2028	4,285,000	5,528,121
Sprint Corp., 7.125%, 6/15/2024	1,510,000	1,736,123
Sprint Corp., 7.625%, 3/01/2026	5,780,000	7,060,212
T-Mobile USA, Inc., 2.625%, 2/15/2029	3,589,000	3,589,736
T-Mobile USA, Inc., 3.5%, 4/15/2031	1,535,000	1,609,919
		$39,576,669
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$1,450,000	$ 1,542,438
Vector Group Ltd., 5.75%, 2/01/2029 (n)	1,925,000	1,953,875
		$3,496,313
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,110,000	$ 3,203,300
Calpine Corp., 5.125%, 3/15/2028 (n)	3,920,000	3,969,000
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,685,400
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	4,790,000	4,790,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	488,000	513,620
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,770,000	1,907,175
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,442,000	2,567,641
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,805,000	1,854,637
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	4,520,000	4,881,600
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,584,013
		$26,956,386
Total Bonds (Identified Cost, $981,926,455)		$ 1,022,135,064
Common Stocks – 1.8%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$ 837,023
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$ 843,645
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	8,089,683	$ 181,039
Special Products & Services – 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	198,200	$ 17,409,888
Total Common Stocks (Identified Cost, $17,128,083)		$ 19,271,595
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.6%, 9/18/2026	$683,294	$ 676,320
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.593%, 4/15/2027	$780,120	$ 769,637
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.897%, 6/01/2024	$647,814	$ 639,851
Element Solutions, Inc., Term Loan B1, 2.092%, 1/31/2026	778,140	773,666
		$1,413,517
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.842%, 4/16/2025	$777,603	$ 765,258
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.854%, 11/27/2025	$678,857	$ 672,068
Total Floating Rate Loans (Identified Cost, $4,358,664)		$ 4,296,800

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	2,021	$ 20
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	2,021	20
Total Warrants (Identified Cost, $0)				$ 40

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $28,629,333)	28,629,387	$ 28,629,387

Other Assets, Less Liabilities – 0.4%		4,696,674
Net Assets – 100.0%		$1,079,029,560

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,629,387 and $1,045,703,499, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $824,804,631, representing 76.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
18

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025	9/12/17-3/18/20	$1,446,060	$915,600
Paysafe Finance PLC, 4%, 6/15/2029	6/11/21	2,550,000	2,476,024
Total Restricted Securities			$3,391,624
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,211,688	EUR	1,022,469	JPMorgan Chase Bank N.A.	10/08/2021	$(2,850)
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 7/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,003,413,202)	$1,045,703,499
Investments in affiliated issuers, at value (identified cost, $28,629,333)	28,629,387
Cash	169,067
Receivables for
Investments sold	4,172,914
Fund shares sold	6,203
Interest	13,993,998
Other assets	1,563
Total assets	$1,092,676,631
Liabilities
Payables for
Distributions	$28
Forward foreign currency exchange contracts	2,850
Investments purchased	13,184,214
Fund shares reacquired	403,697
Payable to affiliates
Administrative services fee	144
Shareholder servicing costs	8
Accrued expenses and other liabilities	56,130
Total liabilities	$13,647,071
Net assets	$1,079,029,560
Net assets consist of
Paid-in capital	$1,089,812,058
Total distributable earnings (loss)	(10,782,498)
Net assets	$1,079,029,560
Shares of beneficial interest outstanding	116,194,607
Net asset value per share (net assets of $1,079,029,560 / 116,194,607 shares of beneficial interest outstanding)	$9.29
See Notes to Financial Statements
20

Financial Statements
Statement of Operations
Six months ended 7/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$28,779,142
Other	465,062
Dividends	355,803
Dividends from affiliated issuers	3,966
Total investment income	$29,603,973
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,679
Custodian fee	36,805
Shareholder communications	2,867
Audit and tax fees	22,265
Legal fees	4,546
Pricing service fees	5,982
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	12,211
Total expenses	$98,233
Fees paid indirectly	(143)
Net expenses	$98,090
Net investment income (loss)	$29,505,883
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$24,837,434
Forward foreign currency exchange contracts	3,769
Foreign currency	177
Net realized gain (loss)	$24,841,380
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(18,795,063)
Forward foreign currency exchange contracts	(2,850)
Translation of assets and liabilities in foreign currencies	21
Net unrealized gain (loss)	$(18,797,892)
Net realized and unrealized gain (loss)	$6,043,488
Change in net assets from operations	$35,549,371
See Notes to Financial Statements
21

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21
Change in net assets
From operations
Net investment income (loss)	$29,505,883	$65,011,400
Net realized gain (loss)	24,841,380	(2,259,931)
Net unrealized gain (loss)	(18,797,892)	37,311,221
Change in net assets from operations	$35,549,371	$100,062,690
Total distributions to shareholders	$(31,182,303)	$(67,143,934)
Change in net assets from fund share transactions	$(153,655,601)	$306,368,694
Total change in net assets	$(149,288,533)	$339,287,450
Net assets
At beginning of period	1,228,318,093	889,030,643
At end of period	$1,079,029,560	$1,228,318,093
See Notes to Financial Statements
22

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$9.25	$9.33	$8.94	$9.31	$9.28	$8.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.50	$0.51	$0.52	$0.53	$0.56
Net realized and unrealized gain (loss)	0.05	(0.06)(g)	0.39	(0.36)	0.05	0.90
Total from investment operations	$0.29	$0.44	$0.90	$0.16	$0.58	$1.46
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.52)	$(0.51)	$(0.53)	$(0.55)	$(0.59)
Net asset value, end of period (x)	$9.29	$9.25	$9.33	$8.94	$9.31	$9.28
Total return (%) (s)(x)	3.20(n)	5.02	10.29	1.86	6.33	17.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	5.21(a)	5.58	5.51	5.77	5.63	6.28
Portfolio turnover	35(n)	66	59	38	46	44
Net assets at end of period (000 omitted)	$1,079,030	$1,228,318	$889,031	$788,437	$1,197,932	$1,421,797

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting
24

Notes to Financial Statements (unaudited) - continued
requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the
25

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,409,888	$40	$843,645	$18,253,573
Mexico	—	837,023	—	837,023
United Kingdom	181,039	—	—	181,039
Municipal Bonds	—	835,375	—	835,375
U.S. Corporate Bonds	—	908,298,056	—	908,298,056
Foreign Bonds	—	113,001,633	—	113,001,633
Floating Rate Loans	—	4,296,800	—	4,296,800
Mutual Funds	28,629,387	—	—	28,629,387
Total	$46,220,314	$1,027,268,927	$843,645	$1,074,332,886
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(2,850)	$—	$(2,850)
For further information regarding security characteristics, see the Portfolio of Investments.
26

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$932,316
Change in unrealized appreciation or depreciation	(88,671)
Balance as of 7/31/21	$843,645
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2021 is $(88,671). At July 31, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(2,850)
27

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$3,769
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,850)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
28

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the
29

Notes to Financial Statements (unaudited) - continued
value of the security on such date. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
30

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/21
Ordinary income (including any short-term capital gains)	$67,143,934
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/21
Cost of investments	$1,034,288,276
Gross appreciation	45,834,757
Gross depreciation	(5,790,147)
Net unrealized appreciation (depreciation)	$ 40,044,610
As of 1/31/21
Undistributed ordinary income	6,226,471
Capital loss carryforwards	(72,322,868)
Other temporary differences	(5,694,719)
Net unrealized appreciation (depreciation)	56,641,550
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(10,777,804)
Long-Term	(61,545,064)
Total	$(72,322,868)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2021, these costs amounted to $18.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.0015% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $391,024,236 and $564,676,033, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Shares sold	1,690,312	$15,610,023	55,616,565	$466,064,098
Shares issued to shareholders in reinvestment of distributions	3,371,846	31,182,303	7,504,349	67,143,934
Shares reacquired	(21,667,009)	(200,447,927)	(25,651,819)	(226,839,338)
Net change	(16,604,851)	$(153,655,601)	37,469,095	$306,368,694
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Income Portfolio were the owners of record of approximately 82%, 17%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.
32

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2021, the fund’s commitment fee and interest expense were $2,560 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,504,549	$307,973,779	$285,848,941	$—	$—	$28,629,387

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,966	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
33

Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense
34

Board Review of Investment Advisory Agreement - continued
waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
35

Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
36

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report
July 31, 2021
MFS®  High Income Fund
MFH-SEM

MFS® High Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing yields on global government bonds higher, though some of the rate rise has since been corrected. Some emerging market central banks have begun to raise interest rates in recent months while the U.S. Federal Reserve has started to discuss tapering its bond buying program before the end of 2021.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be the temporary result of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
September 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.7%
Gaming & Lodging	6.6%
Medical & Health Technology & Services	6.1%
Midstream	4.3%
Metals & Mining	4.1%
Composition including fixed income credit quality (a)(i)
BB	45.5%
B	36.8%
CCC	13.5%
CC	0.1%
C	0.1%
Not Rated	0.6%
Non-Fixed Income	1.1%
Cash & Cash Equivalents	2.3%
Other (o)	(0.0)%
Portfolio facts (i)
Average Duration (d)	3.6
Average Effective Maturity (m)	4.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2021 through July 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2021 through July 31, 2021.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/21	Ending Account Value 7/31/21	Expenses Paid During Period (p) 2/01/21-7/31/21
A	Actual	0.89%	$1,000.00	$1,027.05	$4.47
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$1,023.21	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$1,023.20	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$1,028.35	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$1,023.21	$8.23
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$1,025.80	$5.73
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$1,027.06	$4.47
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$1,028.31	$3.22
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.54%	$1,000.00	$1,025.89	$2.71
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71
529A	Actual	0.92%	$1,000.00	$1,026.93	$4.62
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
529B	Actual	1.69%	$1,000.00	$1,022.96	$8.48
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
529C	Actual	1.69%	$1,000.00	$1,022.96	$8.48
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.85%, $4.27, and $4.26 for Class A, 1.60%, $8.03, and $8.00 for Class B, 1.60%, $8.03, and $8.00 for Class C, 0.60%, $3.02, and $3.01 for Class I, 1.60%, $8.03, and $8.00 for Class R1,
5

Expense Table - continued
1.10%, $5.53, and $5.51 for Class R2, 0.85%, $4.27, and $4.26 for Class R3, 0.60%, $3.02, and $3.01 for Class R4, 0.50%, $2.51, and $2.51 for Class R6, 0.88%, $4.42, and $4.41 for Class 529A, 1.65%, $8.28, and $8.25 for Class 529B, and 1.65%, $8.28, and $8.25 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.
6

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.9%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$4,272,000	$ 4,352,784
Bombardier, Inc., 7.125%, 6/15/2026 (n)	2,389,000	2,484,512
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,985,000	6,179,512
Moog, Inc., 4.25%, 12/15/2027 (n)	8,270,000	8,528,437
TransDigm, Inc., 6.25%, 3/15/2026 (n)	6,757,000	7,086,404
TransDigm, Inc., 6.375%, 6/15/2026	4,535,000	4,688,056
TransDigm, Inc., 5.5%, 11/15/2027	4,600,000	4,749,500
TransDigm, Inc., 4.625%, 1/15/2029 (n)	4,051,000	4,040,873
		$42,110,078
Airlines – 0.3%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$5,935,000	$ 6,209,494
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$780,265	$ 78
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)	2,474,293	247
Lehman Brothers Commercial Conduit Mortgage Trust, 0.921%, 2/18/2030 (i)	87,400	3
		$328
Automotive – 2.1%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$6,905,000	$ 7,060,363
Dana, Inc., 5.375%, 11/15/2027	4,014,000	4,244,805
Dana, Inc., 5.625%, 6/15/2028	1,233,000	1,326,696
Dana, Inc., 4.25%, 9/01/2030	2,740,000	2,847,133
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	6,830,000	7,162,962
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	6,945,000	7,500,600
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	2,675,000	2,808,750
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,040,000	4,176,956
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	3,680,000	3,735,200
		$40,863,465
7

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 3.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$5,630,000	$ 5,827,050
iHeartCommunications, Inc., 8.375%, 5/01/2027		5,255,000	5,589,954
Netflix, Inc., 5.875%, 2/15/2025		8,740,000	10,063,411
Netflix, Inc., 5.875%, 11/15/2028		1,490,000	1,851,325
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		1,850,000	1,907,794
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		6,795,000	7,183,674
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		6,410,000	6,634,350
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		4,655,000	4,724,825
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	1,707,495	2,198,292
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$9,315,000	9,337,729
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		12,679,000	13,027,672
			$68,346,076
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$3,780,000	$ 3,978,450
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		8,080,000	8,332,500
LPL Holdings, Inc., 4%, 3/15/2029 (n)		3,518,000	3,570,770
			$15,881,720
Building – 3.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$10,045,000	$ 10,296,125
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)		3,574,000	3,688,475
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		6,405,000	6,469,050
Interface, Inc., 5.5%, 12/01/2028 (n)		6,375,000	6,645,937
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		6,908,000	7,077,937
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		3,222,000	3,592,530
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		3,980,000	3,900,400
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		5,975,000	6,497,813
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)		4,810,000	5,062,525
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		5,800,000	6,191,500
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		4,485,000	4,584,343
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		6,380,000	6,571,400
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		1,385,000	1,342,965
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		3,450,000	3,682,875
			$75,603,875
Business Services – 2.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$3,875,000	$ 3,947,656
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		3,495,000	3,573,638
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		3,760,000	3,929,200
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)		3,291,000	3,506,972
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		5,210,000	5,398,862
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		8,430,000	8,493,183
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)	$2,291,000	$ 2,310,645
Paysafe Finance PLC, 4%, 6/15/2029 (z)	4,705,000	4,568,508
Switch Ltd., 3.75%, 9/15/2028 (n)	6,856,000	7,013,517
Switch Ltd., 4.125%, 6/15/2029 (n)	2,280,000	2,348,970
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	4,545,000	4,800,656
		$49,891,807
Cable TV – 7.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$5,045,000	$ 5,216,530
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	14,425,000	15,289,810
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	5,335,000	5,601,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	9,625,000	9,930,786
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	16,945,000	17,727,859
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	9,270,000	9,661,101
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,255,000	2,260,638
DISH DBS Corp., 7.75%, 7/01/2026	5,655,000	6,453,769
DISH DBS Corp., 5.125%, 6/01/2029 (n)	3,990,000	3,955,287
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	4,060,000	2,222,850
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(z)	2,230,000	1,248,800
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	6,130,000	6,540,649
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	1,905,000	1,947,863
Sirius XM Radio, Inc., 4.625%, 7/15/2024 (n)	5,785,000	5,922,394
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	7,431,000	7,666,377
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	11,485,000	12,577,800
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	9,600,000	10,108,800
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,335,000	1,471,717
Videotron Ltd., 5.125%, 4/15/2027 (n)	11,980,000	12,489,150
Videotron Ltd., 3.625%, 6/15/2029 (n)	2,385,000	2,444,625
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	9,520,000	9,781,800
		$150,520,355
Chemicals – 1.7%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,914,000	$ 3,070,628
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	4,645,000	4,569,519
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	5,569,000	5,652,813
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	7,168,000	7,313,362
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	5,350,000	5,309,875
Ingevity Corp., 3.875%, 11/01/2028 (n)	7,222,000	7,222,000
		$33,138,197
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.0%
Calrivate Science Holdings Corp., 4.875%, 6/30/2029 (n)	$4,240,000	$ 4,270,274
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	7,315,000	7,625,887
PTC, Inc., 3.625%, 2/15/2025 (n)	4,645,000	4,772,737
PTC, Inc., 4%, 2/15/2028 (n)	3,730,000	3,855,888
		$20,524,786
Computer Software - Systems – 1.5%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$3,630,000	$ 3,521,100
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	10,425,000	11,858,438
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,687,000	1,762,409
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	8,600,000	9,101,810
Twilio, Inc., 3.625%, 3/15/2029	4,385,000	4,489,275
		$30,733,032
Conglomerates – 3.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$7,770,000	$ 8,158,500
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	1,839,000	1,884,975
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	8,619,000	8,835,854
EnerSys, 5%, 4/30/2023 (n)	4,565,000	4,764,719
EnerSys, 4.375%, 12/15/2027 (n)	2,865,000	2,993,925
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,925,000	5,114,514
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	3,930,000	4,367,605
Griffon Corp., 5.75%, 3/01/2028	6,631,000	6,976,608
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	5,610,000	6,016,725
TriMas Corp., 4.125%, 4/15/2029 (n)	13,223,000	13,421,345
		$62,534,770
Construction – 1.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$4,250,000	$ 4,478,437
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,275,000	2,365,636
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	5,115,000	5,300,674
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	7,135,000	7,313,375
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	3,270,000	3,682,838
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	3,130,000	3,403,875
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	5,417,000	5,602,099
		$32,146,934
Consumer Products – 1.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,685,000	$ 4,708,425
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	6,325,000	6,368,326
Mattel, Inc., 3.375%, 4/01/2026 (n)	4,918,000	5,115,704
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Mattel, Inc., 5.875%, 12/15/2027 (n)	$2,240,000	$ 2,455,600
Mattel, Inc., 5.45%, 11/01/2041	1,890,000	2,225,475
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	5,235,000	5,529,469
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	2,400,000	2,373,000
		$28,775,999
Consumer Services – 3.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$ 1,796,699
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	4,125,000	4,521,412
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	2,855,000	2,858,569
ANGI Group LLC, 3.875%, 8/15/2028 (n)	6,518,000	6,509,852
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	5,460,000	5,636,522
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,770,000	1,776,584
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	9,593,000	9,604,991
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	4,382,000	4,776,380
Match Group, Inc., 5%, 12/15/2027 (n)	5,040,000	5,294,873
Match Group, Inc., 4.625%, 6/01/2028 (n)	7,255,000	7,608,681
Match Group, Inc., 4.125%, 8/01/2030 (n)	2,010,000	2,102,963
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,340,000	4,801,125
Realogy Group LLC, 5.75%, 1/15/2029 (n)	1,805,000	1,892,994
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	8,535,000	8,545,669
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	3,700,000	3,871,125
		$71,598,439
Containers – 3.0%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$3,590,000	$ 3,787,091
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	3,245,000	3,249,056
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	5,424,000	5,430,780
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,260,000	7,413,168
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	5,430,000	5,660,775
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,660,000	9,291,314
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,462,075
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	3,355,000	3,397,676
Greif, Inc., 6.5%, 3/01/2027 (n)	5,225,000	5,499,312
Reynolds Group, 4%, 10/15/2027 (n)	6,475,000	6,466,906
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,890,000	1,915,988
Silgan Holdings, Inc., 4.125%, 2/01/2028	4,674,000	4,849,275
		$60,423,416
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.5%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$8,805,000	$ 8,908,899
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$1,315,000	$ 1,340,136
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	3,204,000	3,520,395
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,299,500
Entegris, Inc., 3.625%, 5/01/2029 (n)	6,508,000	6,670,700
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,738,666
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,420,000	9,398,825
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	3,755,000	4,017,850
Synaptics, Inc., 4%, 6/15/2029 (n)	5,660,000	5,738,448
		$37,724,520
Energy - Independent – 3.7%
Apache Corp., 4.375%, 10/15/2028	$5,940,000	$ 6,293,014
Apache Corp., 4.75%, 4/15/2043	3,150,000	3,236,625
Callon Petroleum Co., 8%, 8/01/2028 (n)	2,355,000	2,212,311
CNX Resources Corp., 6%, 1/15/2029 (n)	5,160,000	5,470,993
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	4,730,000	4,942,141
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	3,265,000	3,263,955
EQT Corp., 5%, 1/15/2029	4,971,000	5,620,710
Occidental Petroleum Corp., 5.875%, 9/01/2025	6,550,000	7,261,592
Occidental Petroleum Corp., 5.5%, 12/01/2025	5,085,000	5,593,500
Occidental Petroleum Corp., 6.45%, 9/15/2036	5,085,000	6,139,502
Occidental Petroleum Corp., 6.6%, 3/15/2046	7,110,000	8,746,402
Range Resources Corp., 8.25%, 1/15/2029 (n)	3,155,000	3,493,216
SM Energy Co., 6.5%, 7/15/2028	2,125,000	2,116,160
Southwestern Energy Co., 6.45%, 1/23/2025	2,923,000	3,200,451
Southwestern Energy Co., 7.5%, 4/01/2026	3,662,400	3,863,136
Southwestern Energy Co., 7.75%, 10/01/2027	1,070,000	1,147,575
		$72,601,283
Entertainment – 3.0%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,880,000	$ 1,677,900
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	6,875,000	7,089,844
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	9,600,000	10,140,000
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	4,360,000	4,430,850
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	2,995,000	3,054,900
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	3,290,000	3,342,377
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	$6,922,000	$ 7,207,532
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	3,080,000	3,087,515
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	3,875,000	3,933,125
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	1,615,000	1,536,269
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	3,425,000	3,450,688
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,845,000	6,979,846
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	3,910,000	3,929,550
		$59,860,396
Financial Institutions – 2.7%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$3,587,413	$ 2,923,742
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	6,850,000	7,081,187
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	5,720,000	5,870,150
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	13,417,411	13,041,639
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	7,923,000	7,850,505
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	6,145,000	6,406,163
OneMain Finance Corp., 6.875%, 3/15/2025	3,945,000	4,474,903
OneMain Finance Corp., 8.875%, 6/01/2025	2,550,000	2,804,949
OneMain Finance Corp., 7.125%, 3/15/2026	2,600,000	3,061,500
		$53,514,738
Food & Beverages – 3.1%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$7,630,000	$ 8,050,794
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	10,760,000	11,782,308
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	2,455,000	2,740,394
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,455,000	10,894,515
Performance Food Group Co., 5.5%, 10/15/2027 (n)	6,030,000	6,281,290
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	4,435,000	4,667,838
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	4,435,000	4,518,156
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	4,565,000	4,565,000
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,065,000	7,206,300
		$60,706,595
Gaming & Lodging – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$5,840,000	$ 6,051,700
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	2,410,000	2,493,398
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	6,605,000	6,658,868
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	4,975,000	5,207,482
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	3,804,000	3,998,955
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	4,896,000	5,384,033
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	6,456,000	6,525,467
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$6,570,000	$ 6,553,575
International Game Technology PLC, 4.125%, 4/15/2026 (n)	8,715,000	9,076,847
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	3,770,000	3,793,563
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	3,015,000	3,128,063
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	2,091,000	2,106,683
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	5,895,000	6,263,437
MGM Growth Properties LLC, 5.75%, 2/01/2027	2,150,000	2,402,625
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	3,920,000	4,013,649
MGM Resorts International, 6.75%, 5/01/2025	5,580,000	5,921,775
MGM Resorts International, 5.5%, 4/15/2027	4,145,000	4,504,371
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	4,015,000	3,958,589
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,160,000	3,353,582
Scientific Games International, Inc., 7%, 5/15/2028 (n)	3,655,000	3,938,262
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	5,490,000	5,711,137
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	4,870,000	5,010,012
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	8,583,000	8,872,161
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,950,000	3,053,250
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	5,369,000	5,503,225
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	4,765,000	4,954,170
		$128,438,879
Industrial – 0.6%
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	$5,670,000	$ 5,740,875
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	6,922,000	7,129,660
		$12,870,535
Insurance - Property & Casualty – 1.2%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$7,800,000	$ 8,141,250
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	6,605,000	6,737,100
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	4,350,000	4,318,288
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	3,715,000	3,761,438
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,400,000	1,484,000
		$24,442,076
Machinery & Tools – 0.3%
Terex Corp., 5%, 5/15/2029 (n)	$5,685,000	$ 5,891,081
Major Banks – 0.3%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$5,405,000	$ 6,190,736
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 6.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$7,632,000	$ 8,032,680
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	3,130,000	3,398,711
Catalent, Inc., 3.125%, 2/15/2029 (n)	8,749,000	8,574,020
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	7,691,000	7,892,889
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	4,195,000	4,398,835
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	895,000	989,879
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	6,320,000	6,402,350
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,150,000	4,290,062
DaVita, Inc., 3.75%, 2/15/2031 (n)	3,639,000	3,528,993
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,658,581
Encompass Health Corp., 4.625%, 4/01/2031	3,475,000	3,779,584
HCA, Inc., 5.875%, 2/15/2026	8,505,000	9,887,062
HCA, Inc., 5.625%, 9/01/2028	1,395,000	1,677,488
HCA, Inc., 5.875%, 2/01/2029	2,160,000	2,640,600
HCA, Inc., 3.5%, 9/01/2030	7,450,000	8,090,327
HealthSouth Corp., 5.125%, 3/15/2023	1,701,000	1,709,505
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,775,000	3,926,000
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	5,884,492
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	10,630,000	11,081,775
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,785,000	1,789,463
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	1,970,000	1,960,150
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	3,875,000	4,117,769
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	8,637,000	8,572,222
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	3,220,000	3,348,800
		$119,632,237
Medical Equipment – 0.8%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$7,210,000	$ 7,521,400
Teleflex, Inc., 4.625%, 11/15/2027	7,290,000	7,688,836
		$15,210,236
Metals & Mining – 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,760,000	$ 7,197,420
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	6,630,000	6,435,409
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	5,400,000	5,776,272
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,510,000	1,575,836
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	3,728,000	4,040,220
Freeport-McMoRan, Inc., 5%, 9/01/2027	5,210,000	5,498,061
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,130,000	3,313,887
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	4,610,000	5,087,412
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	4,616,000	4,737,170
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	$5,940,000	$ 6,014,428
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	8,714,000	9,097,242
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	2,310,000	2,402,400
Novelis Corp., 5.875%, 9/30/2026 (n)	8,395,000	8,711,240
Novelis Corp., 3.25%, 11/15/2026 (n)	2,340,000	2,375,100
Novelis Corp., 4.75%, 1/30/2030 (n)	3,265,000	3,476,605
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,838,579
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	1,969,215	1,988,907
		$80,566,188
Midstream – 4.3%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$2,576,000	$ 2,778,860
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	5,340,000	5,648,652
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	4,616,000	4,734,170
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	7,496,000	7,777,100
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	3,944,000	4,173,541
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	1,230,000	1,339,568
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	592,000	664,520
EQM Midstream Partners LP, 5.5%, 7/15/2028	11,500,000	12,448,750
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	2,690,000	2,722,361
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	1,320,000	1,310,100
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	5,211,000	5,132,835
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	445,000	458,817
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	6,450,000	6,651,562
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	7,850,000	8,816,296
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	3,700,000	4,000,625
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	4,150,000	4,238,188
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	4,150,000	4,297,117
Western Midstream Operating LP, 5.3%, 2/01/2030	3,405,000	3,822,232
Western Midstream Operation LP, 4.65%, 7/01/2026	1,935,000	2,074,223
Western Midstream Operation LP, 5.5%, 8/15/2048	1,550,000	1,728,250
		$84,817,767
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,615,000	$ 1,655,375
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.3%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$5,435,000	$ 5,530,982
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$2,950,000	$ 3,090,007
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$4,265,000	$ 2,559,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	3,220,000	1,681,484
		$4,240,484
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$6,775,000	$ 6,976,726
NCR Corp., 5.125%, 4/15/2029 (n)	3,460,000	3,601,306
		$10,578,032
Pharmaceuticals – 2.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$12,901,000	$ 13,167,083
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	10,090,000	9,623,337
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	3,480,000	3,288,426
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	4,448,000	4,420,200
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	3,225,000	3,204,844
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	6,775,000	7,061,447
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	4,627,000	4,744,572
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	4,074,000	4,196,220
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	3,430,000	3,498,600
		$53,204,729
Pollution Control – 0.8%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$1,535,000	$ 1,575,294
GFL Environmental, Inc., 4%, 8/01/2028 (n)	3,075,000	3,038,823
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	3,560,000	3,571,285
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	2,000,113
Stericycle, Inc., 3.875%, 1/15/2029 (n)	6,390,000	6,477,862
		$16,663,377
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$5,005,000	$ 5,142,637
Taseko Mines Ltd., 7%, 2/15/2026 (n)	3,260,000	3,354,736
		$8,497,373
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$6,635,000	$ 6,966,750
Mav Acquisition Corp., 8%, 8/01/2029 (n)	2,350,000	2,299,698
		$9,266,448
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$5,759,000	$ 6,157,292
Real Estate - Other – 0.8%
EPR Properties, REIT, 4.5%, 6/01/2027	$4,130,000	$ 4,398,450
EPR Properties, REIT, 4.95%, 4/15/2028	715,000	773,545
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	5,235,000	5,588,363
XHR LP, REIT, 4.875%, 6/01/2029 (n)	5,320,000	5,436,721
		$16,197,079
Retailers – 0.7%
L Brands, Inc., 5.25%, 2/01/2028	$10,720,000	$ 12,058,339
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	1,890,000	1,892,570
		$13,950,909
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$5,595,000	$ 5,855,391
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$6,517,000	$ 6,690,678
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	3,220,000	3,332,700
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	3,770,000	3,911,375
Penske Automotive Group Co., 3.75%, 6/15/2029	8,283,000	8,396,891
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	2,115,000	2,196,004
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	2,425,000	2,658,455
		$27,186,103
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$590,000	$ 602,124
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	7,175,000	7,591,150
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	4,585,000	4,630,850
		$12,824,124
Telecommunications - Wireless – 3.7%
Altice France S.A., 8.125%, 2/01/2027 (n)	$6,360,000	$ 6,886,354
Altice France S.A., 5.5%, 1/15/2028 (n)	1,455,000	1,491,375
Altice France S.A., 6%, 2/15/2028 (n)	6,035,000	5,952,019
Altice France S.A., 5.125%, 7/15/2029 (n)	7,040,000	7,092,166
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	3,515,000	3,655,600
SBA Communications Corp., 3.875%, 2/15/2027	5,433,000	5,602,781
SBA Communications Corp., 3.125%, 2/01/2029 (n)	6,645,000	6,526,038
Sprint Capital Corp., 6.875%, 11/15/2028	7,985,000	10,301,528
Sprint Corp., 7.125%, 6/15/2024	2,590,000	2,977,853
Sprint Corp., 7.625%, 3/01/2026	10,670,000	13,033,298
T-Mobile USA, Inc., 2.625%, 2/15/2029	6,741,000	6,742,382
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.5%, 4/15/2031	$2,690,000	$ 2,821,291
		$73,082,685
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$2,825,000	$ 3,005,094
Vector Group Ltd., 5.75%, 2/01/2029 (n)	3,640,000	3,694,600
		$6,699,694
Utilities - Electric Power – 2.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$5,840,000	$ 6,015,200
Calpine Corp., 5.125%, 3/15/2028 (n)	7,335,000	7,426,687
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,040,000	3,222,400
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	8,575,000	8,575,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	728,000	766,220
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,805,000	3,022,388
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,473,000	4,703,136
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	3,325,000	3,416,437
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	8,380,000	9,050,400
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,240,000	3,410,100
		$49,607,968
Total Bonds (Identified Cost, $1,836,767,257)		$ 1,884,966,989
Common Stocks – 1.1%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	347,563	$ 1,125,270
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$ 830,862
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	14,908,838	$ 333,645
Special Products & Services – 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF	223,400	$ 19,623,456
Total Common Stocks (Identified Cost, $20,001,416)		$ 21,913,233
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.6%, 9/18/2026	$1,285,491	$ 1,272,369
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.593%, 4/15/2027	$1,467,650	$ 1,447,928
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.897%, 6/01/2024	$1,219,364	$ 1,204,376
Element Solutions, Inc., Term Loan B1, 2.092%, 1/31/2026	1,463,925	1,455,507
		$2,659,883
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.842%, 4/16/2025	$1,462,914	$ 1,439,690
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.854%, 11/27/2025	$1,277,143	$ 1,264,372
Total Floating Rate Loans (Identified Cost, $8,200,406)		$ 8,084,242

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	2,104	$ 21
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	2,104	21
Total Warrants (Identified Cost, $0)				$ 42

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $62,103,539)	62,105,767	$ 62,105,767

Other Assets, Less Liabilities – 0.5%		9,805,966
Net Assets – 100.0%		$1,986,876,239

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $62,105,767 and $1,914,964,506, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,521,573,901, representing 76.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
20

Portfolio of Investments (unaudited) – continued
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025	2/12/20-3/11/20	$2,096,647	$1,248,800
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21	4,705,000	4,568,508
Total Restricted Securities			$5,817,308
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	2,240,147	EUR	1,890,322	JPMorgan Chase Bank N.A.	10/08/2021	$(5,268)
See Notes to Financial Statements
21

Financial Statements
Statement of Assets and Liabilities
At 7/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,864,969,079)	$1,914,964,506
Investments in affiliated issuers, at value (identified cost, $62,103,539)	62,105,767
Cash	312,836
Receivables for
Investments sold	7,832,428
Fund shares sold	2,201,961
Interest	25,800,517
Other assets	31,006
Total assets	$2,013,249,021
Liabilities
Payables for
Distributions	$230,521
Forward foreign currency exchange contracts	5,268
Investments purchased	24,125,293
Fund shares reacquired	1,325,293
Payable to affiliates
Investment adviser	71,795
Administrative services fee	2,206
Shareholder servicing costs	491,336
Distribution and service fees	16,480
Program manager fees	22
Payable for independent Trustees' compensation	3,219
Accrued expenses and other liabilities	101,349
Total liabilities	$26,372,782
Net assets	$1,986,876,239
Net assets consist of
Paid-in capital	$2,028,085,915
Total distributable earnings (loss)	(41,209,676)
Net assets	$1,986,876,239
Shares of beneficial interest outstanding	575,301,428
22

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$665,762,640	192,663,456	$3.46
Class B	5,968,818	1,724,975	3.46
Class C	19,484,984	5,622,740	3.47
Class I	234,217,750	67,967,951	3.45
Class R1	904,487	261,561	3.46
Class R2	14,048,571	4,068,915	3.45
Class R3	2,538,468	735,907	3.45
Class R4	514,993	148,932	3.46
Class R6	1,038,045,541	300,545,828	3.45
Class 529A	4,818,802	1,395,973	3.45
Class 529B	78,052	22,568	3.46
Class 529C	493,133	142,622	3.46

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.61 [100 / 95.75 x $3.46] and $3.60 [100 / 95.75 x $3.45], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
23

Financial Statements
Statement of Operations
Six months ended 7/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$47,110,806
Dividends	1,039,996
Other	723,332
Dividends from affiliated issuers	14,954
Total investment income	$48,889,088
Expenses
Management fee	$4,571,227
Distribution and service fees	976,100
Shareholder servicing costs	1,013,856
Program manager fees	1,288
Administrative services fee	135,456
Independent Trustees' compensation	15,599
Custodian fee	55,997
Shareholder communications	52,190
Audit and tax fees	42,694
Legal fees	6,933
Miscellaneous	135,516
Total expenses	$7,006,856
Fees paid indirectly	(208)
Reduction of expenses by investment adviser and distributor	(125,703)
Net expenses	$6,880,945
Net investment income (loss)	$42,008,143
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$25,464,187
Forward foreign currency exchange contracts	6,971
Foreign currency	324
Net realized gain (loss)	$25,471,482
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(12,186,028)
Forward foreign currency exchange contracts	(5,268)
Translation of assets and liabilities in foreign currencies	39
Net unrealized gain (loss)	$(12,191,257)
Net realized and unrealized gain (loss)	$13,280,225
Change in net assets from operations	$55,288,368
See Notes to Financial Statements
24

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21
Change in net assets
From operations
Net investment income (loss)	$42,008,143	$79,439,365
Net realized gain (loss)	25,471,482	(17,386,319)
Net unrealized gain (loss)	(12,191,257)	25,278,834
Change in net assets from operations	$55,288,368	$87,331,880
Total distributions to shareholders	$(44,639,617)	$(83,828,177)
Change in net assets from fund share transactions	$(28,957,506)	$297,023,685
Total change in net assets	$(18,308,755)	$300,527,388
Net assets
At beginning of period	2,005,184,994	1,704,657,606
At end of period	$1,986,876,239	$2,005,184,994
See Notes to Financial Statements
25

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.44	$3.30	$3.44	$3.42	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.15	$0.16	$0.17(c)
Net realized and unrealized gain (loss)	0.02	0.01	0.15	(0.13)	0.02	0.32
Total from investment operations	$0.09	$0.15	$0.30	$0.02	$0.18	$0.49
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.16)	$(0.16)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$3.46	$3.44	$3.44	$3.30	$3.44	$3.42
Total return (%) (r)(s)(t)(x)	2.71(n)	4.71	9.24	0.68	5.47	16.18(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.93	0.94	0.94	0.96	0.97(c)
Expenses after expense reductions (f)	0.89(a)	0.91	0.92	0.92	0.94	0.96(c)
Net investment income (loss)	3.96(a)	4.34	4.46	4.67	4.52	5.16(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$665,763	$612,075	$552,035	$489,120	$477,817	$514,238
See Notes to Financial Statements
26

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.45	$3.30	$3.44	$3.43	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.13	$0.13	$0.13	$0.15(c)
Net realized and unrealized gain (loss)	0.02	0.00(w)	0.15	(0.13)	0.02	0.33
Total from investment operations	$0.08	$0.12	$0.28	$0.00(w)	$0.15	$0.48
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.13)	$(0.14)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$3.46	$3.44	$3.45	$3.30	$3.44	$3.43
Total return (%) (r)(s)(t)(x)	2.32(n)	3.62	8.74	(0.07)	4.39	15.65(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.68	1.69	1.69	1.71	1.72(c)
Expenses after expense reductions (f)	1.64(a)	1.67	1.68	1.68	1.70	1.71(c)
Net investment income (loss)	3.22(a)	3.63	3.72	3.91	3.77	4.43(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$5,969	$6,914	$10,650	$13,361	$18,329	$21,515

Class C	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.45	$3.45	$3.31	$3.44	$3.43	$3.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.12	$0.13	$0.13	$0.13	$0.15(c)
Net realized and unrealized gain (loss)	0.02	0.01	0.14	(0.12)	0.02	0.32
Total from investment operations	$0.08	$0.13	$0.27	$0.01	$0.15	$0.47
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.13)	$(0.14)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$3.47	$3.45	$3.45	$3.31	$3.44	$3.43
Total return (%) (r)(s)(t)(x)	2.32(n)	3.93	8.42	0.23	4.39	15.29(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66(a)	1.68	1.69	1.69	1.70	1.72(c)
Expenses after expense reductions (f)	1.64(a)	1.67	1.68	1.68	1.70	1.71(c)
Net investment income (loss)	3.22(a)	3.61	3.72	3.91	3.77	4.41(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$19,485	$21,918	$27,415	$31,793	$57,509	$66,241
See Notes to Financial Statements
27

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.43	$3.43	$3.29	$3.43	$3.42	$3.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.16	$0.16	$0.16	$0.18(c)
Net realized and unrealized gain (loss)	0.03	0.01	0.15	(0.13)	0.02	0.33
Total from investment operations	$0.10	$0.16	$0.31	$0.03	$0.18	$0.51
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.17)	$(0.17)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$3.45	$3.43	$3.43	$3.29	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.83(n)	4.97	9.52	0.92	5.43	16.83(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65(a)	0.68	0.69	0.69	0.70	0.73(c)
Expenses after expense reductions (f)	0.64(a)	0.66	0.68	0.68	0.69	0.72(c)
Net investment income (loss)	4.20(a)	4.55	4.67	4.90	4.77	5.31(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$234,218	$216,905	$147,591	$89,637	$111,450	$122,732

Class R1	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.44	$3.30	$3.44	$3.43	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.12	$0.13	$0.13	$0.13	$0.15(c)
Net realized and unrealized gain (loss)	0.03	0.01	0.14	(0.13)	0.02	0.33
Total from investment operations	$0.08	$0.13	$0.27	$0.00(w)	$0.15	$0.48
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.13)	$(0.14)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$3.46	$3.44	$3.44	$3.30	$3.44	$3.43
Total return (%) (r)(s)(t)(x)	2.32(n)	3.92	8.43	(0.07)	4.39	15.65(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65(a)	1.68	1.69	1.69	1.70	1.72(c)
Expenses after expense reductions (f)	1.64(a)	1.67	1.68	1.68	1.70	1.71(c)
Net investment income (loss)	3.22(a)	3.60	3.71	3.92	3.76	4.43(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$904	$957	$963	$867	$1,029	$1,134
See Notes to Financial Statements
28

Financial Highlights – continued
Class R2	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.43	$3.44	$3.30	$3.43	$3.42	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.14	$0.14	$0.15	$0.15	$0.16(c)
Net realized and unrealized gain (loss)	0.03	(0.01)	0.15	(0.13)	0.02	0.32
Total from investment operations	$0.09	$0.13	$0.29	$0.02	$0.17	$0.48
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.15)	$(0.15)	$(0.16)	$(0.17)
Net asset value, end of period (x)	$3.45	$3.43	$3.44	$3.30	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.58(n)	4.14	8.96	0.72	4.91	15.89(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15(a)	1.18	1.19	1.19	1.21	1.22(c)
Expenses after expense reductions (f)	1.14(a)	1.17	1.18	1.18	1.20	1.21(c)
Net investment income (loss)	3.71(a)	4.10	4.21	4.42	4.27	4.88(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$14,049	$13,943	$15,270	$14,618	$15,702	$15,156

Class R3	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.43	$3.44	$3.30	$3.43	$3.42	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.15	$0.16	$0.17(c)
Net realized and unrealized gain (loss)	0.02	0.00(w)	0.15	(0.12)	0.01	0.32
Total from investment operations	$0.09	$0.14	$0.30	$0.03	$0.17	$0.49
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.16)	$(0.16)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$3.45	$3.43	$3.44	$3.30	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.71(n)	4.40	9.23	0.98	5.17	16.17(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.93	0.94	0.94	0.96	0.97(c)
Expenses after expense reductions (f)	0.89(a)	0.92	0.93	0.93	0.95	0.96(c)
Net investment income (loss)	3.98(a)	4.31	4.47	4.66	4.54	5.19(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$2,538	$2,929	$2,255	$2,193	$3,111	$6,369
See Notes to Financial Statements
29

Financial Highlights – continued
Class R4	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.44	$3.30	$3.43	$3.42	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.15	$0.16	$0.16	$0.16	$0.18(c)
Net realized and unrealized gain (loss)	0.03	0.01	0.15	(0.12)	0.02	0.32
Total from investment operations	$0.10	$0.16	$0.31	$0.04	$0.18	$0.50
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.17)	$(0.17)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$3.46	$3.44	$3.44	$3.30	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.83(n)	4.97	9.51	1.23	5.43	16.46(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66(a)	0.68	0.69	0.69	0.71	0.72(c)
Expenses after expense reductions (f)	0.64(a)	0.67	0.68	0.68	0.70	0.72(c)
Net investment income (loss)	4.22(a)	4.63	4.68	4.91	4.78	5.40(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$515	$555	$796	$447	$312	$398

Class R6	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.44	$3.30	$3.43	$3.42	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.16	$0.16	$0.17	$0.17	$0.18(c)
Net realized and unrealized gain (loss)	0.02	0.00(w)	0.15	(0.13)	0.02	0.32
Total from investment operations	$0.09	$0.16	$0.31	$0.04	$0.19	$0.50
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.16)	$(0.17)	$(0.17)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$3.45	$3.44	$3.44	$3.30	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.59(n)	5.08	9.63	1.33	5.54	16.58(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.57	0.58	0.58	0.60	0.62(c)
Expenses after expense reductions (f)	0.54(a)	0.56	0.57	0.57	0.59	0.61(c)
Net investment income (loss)	4.32(a)	4.69	4.82	5.02	4.87	5.55(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$1,038,046	$1,123,867	$942,482	$829,451	$886,418	$791,825
See Notes to Financial Statements
30

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.43	$3.44	$3.30	$3.43	$3.42	$3.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.15	$0.15	$0.15	$0.17(c)
Net realized and unrealized gain (loss)	0.02	0.00(w)	0.15	(0.12)	0.02	0.33
Total from investment operations	$0.09	$0.14	$0.30	$0.03	$0.17	$0.50
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.16)	$(0.16)	$(0.16)	$(0.18)
Net asset value, end of period (x)	$3.45	$3.43	$3.44	$3.30	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.69(n)	4.37	9.19	0.93	5.13	16.51(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95(a)	0.98	0.99	0.99	1.05	1.07(c)
Expenses after expense reductions (f)	0.92(a)	0.95	0.97	0.97	0.99	1.00(c)
Net investment income (loss)	3.93(a)	4.31	4.42	4.62	4.47	5.13(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$4,819	$4,489	$3,922	$3,796	$3,816	$3,549

Class 529B	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.44	$3.30	$3.43	$3.42	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.12	$0.12	$0.13	$0.13	$0.15(c)
Net realized and unrealized gain (loss)	0.03	0.01	0.15	(0.13)	0.02	0.32
Total from investment operations	$0.08	$0.13	$0.27	$0.00(w)	$0.15	$0.47
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.13)	$(0.13)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$3.46	$3.44	$3.44	$3.30	$3.43	$3.42
Total return (%) (r)(s)(t)(x)	2.30(n)	3.87	8.38	0.17	4.34	15.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.73	1.74	1.74	1.80	1.82(c)
Expenses after expense reductions (f)	1.69(a)	1.72	1.73	1.73	1.75	1.76(c)
Net investment income (loss)	3.18(a)	3.59	3.67	3.86	3.72	4.38(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$78	$103	$210	$259	$301	$355
See Notes to Financial Statements
31

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$3.44	$3.45	$3.30	$3.44	$3.43	$3.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.12	$0.12	$0.13	$0.13	$0.15(c)
Net realized and unrealized gain (loss)	0.03	0.00(w)	0.16	(0.14)	0.02	0.33
Total from investment operations	$0.08	$0.12	$0.28	$(0.01)	$0.15	$0.48
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.13)	$(0.13)	$(0.13)	$(0.14)	$(0.16)
Net asset value, end of period (x)	$3.46	$3.44	$3.45	$3.30	$3.44	$3.43
Total return (%) (r)(s)(t)(x)	2.30(n)	3.57	8.69	(0.12)	4.34	15.60(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70(a)	1.73	1.74	1.74	1.80	1.82(c)
Expenses after expense reductions (f)	1.69(a)	1.72	1.73	1.73	1.74	1.76(c)
Net investment income (loss)	3.17(a)	3.58	3.66	3.86	3.72	4.37(c)
Portfolio turnover	37(n)	50	58	44	54	43
Net assets at end of period (000 omitted)	$493	$529	$1,068	$1,003	$1,221	$1,360

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
32

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting
33

Notes to Financial Statements (unaudited) - continued
requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the
34

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,623,456	$42	$830,862	$20,454,360
Mexico	—	1,125,270	—	1,125,270
United Kingdom	333,645	—	—	333,645
Municipal Bonds	—	1,655,375	—	1,655,375
U.S. Corporate Bonds	—	1,674,837,957	—	1,674,837,957
Asset-Backed Securities (including CDOs)	—	328	—	328
Foreign Bonds	—	208,473,329	—	208,473,329
Floating Rate Loans	—	8,084,242	—	8,084,242
Mutual Funds	62,105,767	—	—	62,105,767
Total	$82,062,868	$1,894,176,543	$830,862	$1,977,070,273
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(5,268)	$—	$(5,268)
For further information regarding security characteristics, see the Portfolio of Investments.
35

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$918,190
Change in unrealized appreciation or depreciation	(87,328)
Balance as of 7/31/21	$830,862
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2021 is $(87,328). At July 31, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(5,268)
36

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$6,971
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(5,268)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
37

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the
38

Notes to Financial Statements (unaudited) - continued
value of the security on such date. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
39

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/21
Ordinary income (including any short-term capital gains)	$83,828,177
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/21
Cost of investments	$1,934,484,774
Gross appreciation	56,698,168
Gross depreciation	(14,112,669)
Net unrealized appreciation (depreciation)	$ 42,585,499
As of 1/31/21
Undistributed ordinary income	8,948,776
Capital loss carryforwards	(108,236,613)
Other temporary differences	(7,249,212)
Net unrealized appreciation (depreciation)	54,678,622
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(13,059,381)
Long-Term	(95,177,232)
Total	$(108,236,613)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and
40

Notes to Financial Statements (unaudited) - continued
Class 529C shares will convert to Class 529A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/21	Year ended 1/31/21
Class A	$13,333,781	$25,440,770
Class B	109,138	314,825
Class C	357,921	963,522
Class I	4,893,238	8,334,098
Class R1	15,738	37,549
Class R2	274,236	597,974
Class R3	55,981	115,938
Class R4	11,853	31,101
Class R6	25,482,176	47,780,591
Class 529A	95,464	173,614
Class 529B	1,530	4,596
Class 529C	8,561	33,599
Total	$44,639,617	$83,828,177
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended July 31, 2021, this management fee reduction amounted to $123,502, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,831 and $225 for the six months ended July 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
41

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 790,412
Class B	0.75%	0.25%	1.00%	1.00%	31,477
Class C	0.75%	0.25%	1.00%	1.00%	103,169
Class R1	0.75%	0.25%	1.00%	1.00%	4,538
Class R2	0.25%	0.25%	0.50%	0.50%	34,536
Class R3	—	0.25%	0.25%	0.25%	3,313
Class 529A	—	0.25%	0.25%	0.23%	5,700
Class 529B	0.75%	0.25%	1.00%	1.00%	447
Class 529C	0.75%	0.25%	1.00%	1.00%	2,508
Total Distribution and Service Fees					$976,100
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2021, this rebate amounted to $1,685, $7, $1, $501, and $7, for Class A, Class B, Class R2, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2021, were as follows:
Amount
Class A	$11,025
Class B	3,089
Class C	3,385
Class 529B	58
Class 529C	5
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the
42

Notes to Financial Statements (unaudited) - continued
program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2021, were as follows:
Fee
Class 529A	$1,140
Class 529B	23
Class 529C	125
Total Program Manager Fees	$1,288
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2021, the fee was $101,275, which equated to 0.0101% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $508,461.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2021, these costs for the fund amounted to $404,120 and are included in “Shareholder servicing costs” in the Statement of Operations. On or about September 30, 2021, the fund will no longer participate in this Special Servicing Agreement.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent
43

Notes to Financial Statements (unaudited) - continued
Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $617 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,219 at July 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended July 31, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $12,310,775. The sales transactions resulted in net realized gains (losses) of $(44,038).
(4) Portfolio Securities
For the six months ended July 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $729,160,956 and $755,139,646, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	22,920,557	$78,822,949	44,305,985	$147,128,591
Class B	17,937	61,649	81,689	276,587
Class C	485,008	1,671,803	2,092,906	6,842,670
Class I	14,383,948	49,390,563	47,861,501	156,515,241
Class R1	23,181	79,449	41,573	135,138
Class R2	535,387	1,839,477	1,014,169	3,366,378
Class R3	37,021	127,104	354,130	1,183,039
Class R4	30,201	103,972	16,255	54,188
Class R6	20,662,175	71,018,155	68,754,292	228,245,149
Class 529A	171,933	591,826	375,299	1,248,814
Class 529B	2,871	9,917	68	225
Class 529C	13,828	47,618	25,252	84,707
	59,284,047	$203,764,482	164,923,119	$545,080,727
44

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,748,557	$12,895,929	7,360,405	$24,403,540
Class B	30,299	104,364	89,727	296,838
Class C	98,741	340,607	269,502	894,369
Class I	1,191,866	4,088,095	2,081,298	6,906,666
Class R1	4,542	15,646	11,331	37,549
Class R2	79,553	273,396	180,090	595,856
Class R3	16,272	55,885	34,902	115,887
Class R4	3,441	11,853	9,404	31,101
Class R6	7,357,549	25,294,843	14,249,484	47,246,575
Class 529A	27,426	94,211	51,961	172,239
Class 529B	432	1,488	1,355	4,482
Class 529C	2,458	8,464	9,911	32,706
	12,561,136	$43,184,781	24,349,370	$80,737,808
Shares reacquired
Class A	(12,068,781)	$(41,510,043)	(33,967,962)	$(111,567,123)
Class B	(332,192)	(1,141,147)	(1,252,703)	(4,119,564)
Class C	(1,319,412)	(4,549,661)	(3,946,351)	(13,123,053)
Class I	(10,886,260)	(37,313,514)	(29,646,666)	(96,958,410)
Class R1	(44,471)	(152,416)	(54,277)	(178,859)
Class R2	(605,931)	(2,079,945)	(1,574,310)	(5,198,451)
Class R3	(170,891)	(587,346)	(191,813)	(648,542)
Class R4	(46,188)	(159,022)	(95,291)	(306,597)
Class R6	(54,599,437)	(187,902,200)	(29,787,231)	(95,118,507)
Class 529A	(110,863)	(380,159)	(260,331)	(837,927)
Class 529B	(10,633)	(36,582)	(32,485)	(97,454)
Class 529C	(27,497)	(94,734)	(191,377)	(640,363)
	(80,222,556)	$(275,906,769)	(101,000,797)	$(328,794,850)
45

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	14,600,333	$50,208,835	17,698,428	$59,965,008
Class B	(283,956)	(975,134)	(1,081,287)	(3,546,139)
Class C	(735,663)	(2,537,251)	(1,583,943)	(5,386,014)
Class I	4,689,554	16,165,144	20,296,133	66,463,497
Class R1	(16,748)	(57,321)	(1,373)	(6,172)
Class R2	9,009	32,928	(380,051)	(1,236,217)
Class R3	(117,598)	(404,357)	197,219	650,384
Class R4	(12,546)	(43,197)	(69,632)	(221,308)
Class R6	(26,579,713)	(91,589,202)	53,216,545	180,373,217
Class 529A	88,496	305,878	166,929	583,126
Class 529B	(7,330)	(25,177)	(31,062)	(92,747)
Class 529C	(11,211)	(38,652)	(156,214)	(522,950)
	(8,377,373)	$(28,957,506)	88,271,692	$297,023,685
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2040 Fund were the owners of record of approximately 15%, 14%, 9%, 2%, 1%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2045 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings,
46

Notes to Financial Statements (unaudited) - continued
at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2021, the fund’s commitment fee and interest expense were $3,984 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,252,493	$275,053,162	$283,199,888	$—	$—	$62,105,767

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$14,954	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
47

Board Review of Investment Advisory Agreement
MFS High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the
48

Board Review of Investment Advisory Agreement - continued
Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that
49

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
50

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
51

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
52

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
53

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
July 31, 2021
MFS®  High Yield Pooled Portfolio
HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing yields on global government bonds higher, though some of the rate rise has since been corrected. Some emerging market central banks have begun to raise interest rates in recent months while the U.S. Federal Reserve has started to discuss tapering its bond buying program before the end of 2021.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be the temporary result of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
September 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.7%
Gaming & Lodging	6.6%
Medical & Health Technology & Services	6.1%
Midstream	4.3%
Metals & Mining	4.1%
Composition including fixed income credit quality (a)(i)
BB	45.6%
B	36.7%
CCC	13.3%
CC	0.1%
C	0.1%
Not Rated	0.6%
Non-Fixed Income	1.8%
Cash & Cash Equivalents	1.8%
Other (o)	(0.0)%
Portfolio facts (i)
Average Duration (d)	3.7
Average Effective Maturity (m)	4.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2021 through July 31, 2021
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2021 through July 31, 2021.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 2/01/21	Ending Account Value 7/31/21	Expenses Paid During Period (p) 2/01/21-7/31/21
Actual	0.02%	$1,000.00	$1,032.00	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 2.1%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$2,300,000	$ 2,343,493
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,237,000	1,286,455
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		3,150,000	3,252,375
Moog, Inc., 4.25%, 12/15/2027 (n)		4,430,000	4,568,438
TransDigm, Inc., 6.25%, 3/15/2026 (n)		3,472,000	3,641,260
TransDigm, Inc., 6.375%, 6/15/2026		2,775,000	2,868,656
TransDigm, Inc., 5.5%, 11/15/2027		2,025,000	2,090,813
TransDigm, Inc., 4.625%, 1/15/2029 (n)		2,496,000	2,489,760
			$22,541,250
Airlines – 0.3%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)		$3,225,000	$ 3,374,156
Automotive – 2.1%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)		$3,725,000	$ 3,808,812
Dana, Inc., 5.375%, 11/15/2027		2,121,000	2,242,958
Dana, Inc., 5.625%, 6/15/2028		916,000	985,607
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,553,454
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		4,015,000	4,210,731
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		3,725,000	4,023,000
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)		1,430,000	1,501,500
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		2,175,000	2,248,733
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		2,005,000	2,035,075
			$22,609,870
Broadcasting – 3.4%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$3,040,000	$ 3,146,400
iHeartCommunications, Inc., 8.375%, 5/01/2027		2,795,000	2,973,153
Netflix, Inc., 5.875%, 2/15/2025		4,690,000	5,400,160
Netflix, Inc., 5.875%, 11/15/2028		805,000	1,000,213
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)		1,100,000	1,134,364
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		3,630,000	3,837,636
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		3,420,000	3,539,700
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,583,175
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	923,579	1,189,050
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$5,060,000	5,072,346
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		6,854,000	7,042,485
			$36,918,682
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$1,995,000	$ 2,099,737
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	4,280,000	4,413,750
LPL Holdings, Inc., 4%, 3/15/2029 (n)	1,976,000	2,005,640
		$8,519,127
Building – 3.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$5,430,000	$ 5,565,750
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	1,880,000	1,940,216
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	3,415,000	3,449,150
Interface, Inc., 5.5%, 12/01/2028 (n)	3,400,000	3,544,500
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	3,759,000	3,851,471
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	1,713,000	1,909,995
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	2,095,000	2,053,100
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	3,305,000	3,594,187
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	2,550,000	2,683,875
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	3,130,000	3,341,275
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	2,370,000	2,422,496
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	3,418,000	3,520,540
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	830,000	804,810
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	1,855,000	1,980,213
		$40,661,578
Business Services – 2.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$2,085,000	$ 2,124,094
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	1,905,000	1,947,863
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,980,000	2,069,100
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	1,871,000	1,993,784
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	2,785,000	2,885,956
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	4,620,000	4,654,627
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)	1,187,000	1,197,179
Paysafe Finance PLC, 4%, 6/15/2029 (z)	2,550,000	2,476,024
Switch Ltd., 3.75%, 9/15/2028 (n)	3,819,000	3,906,742
Switch Ltd., 4.125%, 6/15/2029 (n)	1,140,000	1,174,485
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	2,430,000	2,566,687
		$26,996,541
Cable TV – 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$2,715,000	$ 2,807,310
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,775,000	8,241,128
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	2,945,000	3,092,250
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	$5,165,000	$ 5,329,092
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	9,145,000	9,567,499
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	4,990,000	5,200,528
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	1,170,000	1,172,925
DISH DBS Corp., 7.75%, 7/01/2026	3,050,000	3,480,813
DISH DBS Corp., 5.125%, 6/01/2029 (n)	2,110,000	2,091,643
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	2,115,000	1,157,963
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(z)	1,635,000	915,600
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	3,245,000	3,462,383
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	930,000	950,925
Sirius XM Radio, Inc., 4.625%, 7/15/2024 (n)	3,510,000	3,593,362
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	3,327,000	3,432,383
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	6,460,000	7,074,670
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	5,475,600
Videotron Ltd., 5.375%, 6/15/2024 (n)	780,000	859,880
Videotron Ltd., 5.125%, 4/15/2027 (n)	6,445,000	6,718,912
Videotron Ltd., 3.625%, 6/15/2029 (n)	1,234,000	1,264,850
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	5,100,000	5,240,250
		$81,129,966
Chemicals – 1.7%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$1,519,000	$ 1,600,646
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	2,515,000	2,474,131
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	2,978,000	3,022,819
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	3,904,000	3,983,170
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	2,795,000	2,774,038
Ingevity Corp., 3.875%, 11/01/2028 (n)	3,912,000	3,912,000
		$17,766,804
Computer Software – 1.1%
Calrivate Science Holdings Corp., 4.875%, 6/30/2029 (n)	$2,305,000	$ 2,321,458
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	3,970,000	4,138,725
PTC, Inc., 3.625%, 2/15/2025 (n)	2,460,000	2,527,650
PTC, Inc., 4%, 2/15/2028 (n)	2,390,000	2,470,662
		$11,458,495
Computer Software - Systems – 1.6%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$1,975,000	$ 1,915,750
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	5,606,000	6,376,825
Fair Isaac Corp., 4%, 6/15/2028 (n)	1,066,000	1,113,650
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,790,000	5,069,497
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Twilio, Inc., 3.625%, 3/15/2029	$2,340,000	$ 2,395,645
		$16,871,367
Conglomerates – 3.2%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,195,000	$ 4,404,750
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	938,000	961,450
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	5,109,000	5,237,542
EnerSys, 5%, 4/30/2023 (n)	2,495,000	2,604,156
EnerSys, 4.375%, 12/15/2027 (n)	1,495,000	1,562,275
Gates Global LLC, 6.25%, 1/15/2026 (n)	2,615,000	2,715,625
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,330,000	2,589,446
Griffon Corp., 5.75%, 3/01/2028	3,557,000	3,742,391
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	2,985,000	3,201,413
TriMas Corp., 4.125%, 4/15/2029 (n)	7,348,000	7,458,220
		$34,477,268
Construction – 1.6%
Empire Communities Corp., 7%, 12/15/2025 (n)	$2,250,000	$ 2,370,937
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	1,260,000	1,310,198
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	2,820,000	2,922,366
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	3,855,000	3,951,375
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	1,785,000	2,010,356
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	1,675,000	1,821,563
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	2,921,000	3,020,811
		$17,407,606
Consumer Products – 1.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$2,505,000	$ 2,517,525
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	3,425,000	3,448,461
Mattel, Inc., 3.375%, 4/01/2026 (n)	2,640,000	2,746,128
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,485,000	1,627,931
Mattel, Inc., 5.45%, 11/01/2041	975,000	1,148,063
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	2,780,000	2,936,375
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	1,465,000	1,448,519
		$15,873,002
Consumer Services – 3.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$925,000	$ 979,344
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	2,340,000	2,564,874
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	1,480,000	1,481,850
ANGI Group LLC, 3.875%, 8/15/2028 (n)	3,536,000	3,531,580
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	2,905,000	2,998,918
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Garda World Security Corp., 4.625%, 2/15/2027 (n)	$930,000	$ 933,459
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	5,171,000	5,177,464
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	2,322,000	2,530,980
Match Group, Inc., 5%, 12/15/2027 (n)	2,770,000	2,910,079
Match Group, Inc., 4.625%, 6/01/2028 (n)	4,465,000	4,682,669
Match Group, Inc., 4.125%, 8/01/2030 (n)	1,030,000	1,077,637
Realogy Group LLC, 9.375%, 4/01/2027 (n)	2,340,000	2,588,625
Realogy Group LLC, 5.75%, 1/15/2029 (n)	1,125,000	1,179,844
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,603,000	4,608,754
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	1,955,000	2,045,419
		$39,291,496
Containers – 3.0%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$1,965,000	$ 2,072,879
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	1,735,000	1,737,169
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	2,951,000	2,954,689
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	4,100,000	4,186,500
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	2,994,060
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,670,000	5,010,443
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,755,000	1,816,425
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	1,360,000	1,377,299
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	450,000	468,792
Greif, Inc., 6.5%, 3/01/2027 (n)	2,825,000	2,973,312
Reynolds Group, 4%, 10/15/2027 (n)	3,450,000	3,445,687
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,020,000	1,034,025
Silgan Holdings, Inc., 4.125%, 2/01/2028	2,479,000	2,571,962
		$32,643,242
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$4,720,000	$ 4,775,696
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$865,000	$ 881,534
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	1,686,000	1,852,493
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,175,000	1,233,750
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,607,000	3,697,175
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,330,000	2,594,851
Sensata Technologies B.V., 5%, 10/01/2025 (n)	4,620,000	5,157,075
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,985,000	2,123,950
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Synaptics, Inc., 4%, 6/15/2029 (n)	$3,045,000	$ 3,087,204
		$20,628,032
Energy - Independent – 3.6%
Apache Corp., 4.375%, 10/15/2028	$3,210,000	$ 3,400,770
Apache Corp., 4.75%, 4/15/2043	1,715,000	1,762,163
Callon Petroleum Co., 8%, 8/01/2028 (n)	1,275,000	1,197,748
CNX Resources Corp., 6%, 1/15/2029 (n)	2,745,000	2,910,441
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,550,000	2,664,368
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,715,000	1,714,451
EQT Corp., 5%, 1/15/2029	2,645,000	2,990,702
Occidental Petroleum Corp., 5.875%, 9/01/2025	3,535,000	3,919,042
Occidental Petroleum Corp., 5.5%, 12/01/2025	2,620,000	2,882,000
Occidental Petroleum Corp., 6.45%, 9/15/2036	2,740,000	3,308,207
Occidental Petroleum Corp., 6.6%, 3/15/2046	3,835,000	4,717,644
Range Resources Corp., 8.25%, 1/15/2029 (n)	1,715,000	1,898,848
SM Energy Co., 6.5%, 7/15/2028	1,150,000	1,145,216
Southwestern Energy Co., 6.45%, 1/23/2025	1,372,400	1,502,668
Southwestern Energy Co., 7.5%, 4/01/2026	2,133,900	2,250,859
Southwestern Energy Co., 7.75%, 10/01/2027	745,000	799,013
		$39,064,140
Entertainment – 3.0%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$1,025,000	$ 914,813
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	3,685,000	3,800,156
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	5,125,000	5,413,281
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,435,000	2,474,569
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	1,585,000	1,616,700
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	1,745,000	1,772,780
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,695,000	3,847,419
Live Nation Entertainment, Inc., 3.75%, 1/15/2028 (n)	1,660,000	1,664,050
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	2,000,000	2,030,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	810,000	770,513
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,915,000	1,929,363
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	3,705,000	3,777,988
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	2,125,000	2,135,625
		$32,147,257
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.7%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$1,926,666	$ 1,570,233
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	3,660,000	3,783,525
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	3,105,000	3,186,506
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	7,301,980	7,097,698
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	4,258,000	4,219,039
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,275,000	3,414,187
OneMain Finance Corp., 6.875%, 3/15/2025	2,085,000	2,365,063
OneMain Finance Corp., 8.875%, 6/01/2025	1,413,000	1,554,272
OneMain Finance Corp., 7.125%, 3/15/2026	1,610,000	1,895,775
		$29,086,298
Food & Beverages – 3.0%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$4,085,000	$ 4,310,288
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	5,780,000	6,329,158
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,280,000	1,428,800
Kraft Heinz Foods Co., 4.375%, 6/01/2046	5,075,000	5,847,664
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,225,000	3,359,396
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,405,000	2,531,262
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,405,000	2,450,094
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	2,445,000	2,445,000
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,800,000	3,876,000
		$32,577,662
Gaming & Lodging – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,110,000	$ 3,222,737
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	1,250,000	1,293,256
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	3,525,000	3,553,749
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,675,000	2,800,003
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	2,006,000	2,108,808
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	2,691,000	2,959,239
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	3,547,000	3,585,166
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	3,527,000	3,518,182
International Game Technology PLC, 4.125%, 4/15/2026 (n)	4,670,000	4,863,898
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	2,050,000	2,062,813
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	1,670,000	1,732,625
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	1,043,000	1,050,823
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	3,050,000	3,240,625
MGM Growth Properties LLC, 5.75%, 2/01/2027	1,110,000	1,240,425
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	2,152,000	2,203,411
MGM Resorts International, 6.75%, 5/01/2025	2,985,000	3,167,831
MGM Resorts International, 5.5%, 4/15/2027	2,190,000	2,379,873
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	$2,175,000	$ 2,144,441
Scientific Games Corp., 8.25%, 3/15/2026 (n)	1,910,000	2,027,007
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,950,000	2,101,125
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	3,300,000	3,432,924
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	2,580,000	2,654,175
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	4,663,000	4,820,096
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,100,000	2,173,500
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,854,000	2,925,350
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,525,000	2,625,242
		$69,887,324
Industrial – 0.6%
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)	$3,065,000	$ 3,103,313
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,711,000	3,822,330
		$6,925,643
Insurance - Property & Casualty – 1.2%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$4,375,000	$ 4,566,406
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	3,595,000	3,666,900
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,370,000	2,352,723
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	1,945,000	1,969,312
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	700,000	742,000
		$13,297,341
Machinery & Tools – 0.3%
Terex Corp., 5%, 5/15/2029 (n)	$3,065,000	$ 3,176,106
Major Banks – 0.3%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$3,095,000	$ 3,544,926
Medical & Health Technology & Services – 6.0%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$4,280,000	$ 4,504,700
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,685,000	1,829,657
Catalent, Inc., 3.125%, 2/15/2029 (n)	4,729,000	4,634,420
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	4,325,000	4,438,531
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	2,275,000	2,385,542
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	514,295
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,435,000	3,479,758
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,290,000	2,367,287
DaVita, Inc., 3.75%, 2/15/2031 (n)	1,953,000	1,893,961
Encompass Health Corp., 5.75%, 9/15/2025	1,940,000	1,990,925
Encompass Health Corp., 4.625%, 4/01/2031	1,930,000	2,099,165
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.875%, 2/15/2026	$4,595,000	$ 5,341,687
HCA, Inc., 5.625%, 9/01/2028	680,000	817,700
HCA, Inc., 5.875%, 2/01/2029	1,145,000	1,399,763
HCA, Inc., 3.5%, 9/01/2030	3,985,000	4,327,511
HealthSouth Corp., 5.125%, 3/15/2023	875,000	879,375
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,990,000	2,069,600
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,162,645
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	5,740,000	5,983,950
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	995,000	997,488
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	1,005,000	999,975
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	2,110,000	2,242,192
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	4,631,000	4,596,267
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,740,000	1,809,600
		$64,765,994
Medical Equipment – 0.8%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$3,855,000	$ 4,021,497
Teleflex, Inc., 4.625%, 11/15/2027	4,300,000	4,535,253
		$8,556,750
Metals & Mining – 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$3,620,000	$ 3,854,240
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	3,590,000	3,484,633
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	2,885,000	3,086,027
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	1,090,562
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	1,968,000	2,132,820
Freeport-McMoRan, Inc., 5%, 9/01/2027	3,120,000	3,292,505
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	1,640,000	1,736,350
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,455,000	2,709,240
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	2,455,000	2,519,444
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	3,145,000	3,184,407
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	4,670,000	4,875,386
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,320,000	1,372,800
Novelis Corp., 5.875%, 9/30/2026 (n)	4,495,000	4,664,327
Novelis Corp., 3.25%, 11/15/2026 (n)	1,265,000	1,283,975
Novelis Corp., 4.75%, 1/30/2030 (n)	1,760,000	1,874,065
Novelis Corp., 3.875%, 8/15/2031 (n)	1,517,000	1,534,066
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	1,059,950	1,070,549
		$43,765,396
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 4.3%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$1,339,000	$ 1,444,446
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	2,965,000	3,136,377
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	2,398,000	2,459,389
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	4,043,000	4,194,613
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	2,125,000	2,248,675
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	916,000	997,597
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	266,000	298,585
EQM Midstream Partners LP, 5.5%, 7/15/2028	6,125,000	6,630,312
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	1,505,000	1,523,105
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	694,750
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	2,837,200	2,794,642
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	285,000	293,849
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	3,440,000	3,547,500
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	4,360,000	4,896,694
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	2,215,000	2,394,969
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	2,255,000	2,302,919
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	2,255,000	2,334,940
Western Midstream Operating LP, 5.3%, 2/01/2030	1,790,000	2,009,338
Western Midstream Operation LP, 4.65%, 7/01/2026	995,000	1,066,590
Western Midstream Operation LP, 5.5%, 8/15/2048	910,000	1,014,650
		$46,283,940
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$815,000	$ 835,375
Network & Telecom – 0.3%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$2,935,000	$ 2,986,832
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$1,640,000	$ 1,717,834
Oils – 0.2%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$2,240,000	$ 1,344,000
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,960,000	1,023,512
		$2,367,512
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$3,780,000	$ 3,892,550
NCR Corp., 5.125%, 4/15/2029 (n)	1,760,000	1,831,878
		$5,724,428
Pharmaceuticals – 2.6%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$6,950,000	$ 7,093,344
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	5,415,000	5,164,556
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	1,810,000	1,710,360
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	2,412,000	2,396,925
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	1,735,000	1,724,156
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	3,590,000	3,741,785
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,461,000	2,523,534
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,186,000	2,251,580
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	1,865,000	1,902,300
		$28,508,540
Pollution Control – 0.8%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$800,000	$ 821,000
GFL Environmental, Inc., 4%, 8/01/2028 (n)	1,680,000	1,660,235
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	1,885,000	1,890,975
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,000,000	1,033,650
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,470,000	3,517,713
		$8,923,573
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,675,000	$ 2,748,563
Taseko Mines Ltd., 7%, 2/15/2026 (n)	1,720,000	1,769,983
		$4,518,546
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)	$3,565,000	$ 3,743,250
Mav Acquisition Corp., 8%, 8/01/2029 (n)	1,285,000	1,257,495
		$5,000,745
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$3,067,000	$ 3,279,114
Real Estate - Other – 0.8%
EPR Properties, REIT, 4.5%, 6/01/2027	$2,245,000	$ 2,390,925
EPR Properties, REIT, 4.95%, 4/15/2028	485,000	524,713
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	2,790,000	2,978,325
XHR LP, REIT, 4.875%, 6/01/2029 (n)	2,995,000	3,060,710
		$8,954,673
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.7%
L Brands, Inc., 5.25%, 2/01/2028	$5,770,000	$ 6,490,356
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	1,020,000	1,021,387
		$7,511,743
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$2,996,000	$ 3,135,434
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$3,539,000	$ 3,633,314
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	1,710,000	1,769,850
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	2,055,000	2,132,063
Penske Automotive Group Co., 3.75%, 6/15/2029	4,432,000	4,492,940
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	1,035,000	1,074,641
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	1,275,000	1,397,744
		$14,500,552
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$490,000	$ 500,070
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	3,940,000	4,168,520
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	2,425,000	2,449,250
		$7,117,840
Telecommunications - Wireless – 3.7%
Altice France S.A., 8.125%, 2/01/2027 (n)	$3,450,000	$ 3,735,522
Altice France S.A., 5.5%, 1/15/2028 (n)	730,000	748,250
Altice France S.A., 6%, 2/15/2028 (n)	3,380,000	3,333,525
Altice France S.A., 5.125%, 7/15/2029 (n)	3,740,000	3,767,713
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,910,000	1,986,400
SBA Communications Corp., 3.875%, 2/15/2027	2,923,000	3,014,344
SBA Communications Corp., 3.125%, 2/01/2029 (n)	3,530,000	3,466,804
Sprint Capital Corp., 6.875%, 11/15/2028	4,285,000	5,528,121
Sprint Corp., 7.125%, 6/15/2024	1,510,000	1,736,123
Sprint Corp., 7.625%, 3/01/2026	5,780,000	7,060,212
T-Mobile USA, Inc., 2.625%, 2/15/2029	3,589,000	3,589,736
T-Mobile USA, Inc., 3.5%, 4/15/2031	1,535,000	1,609,919
		$39,576,669
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$1,450,000	$ 1,542,438
Vector Group Ltd., 5.75%, 2/01/2029 (n)	1,925,000	1,953,875
		$3,496,313
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,110,000	$ 3,203,300
Calpine Corp., 5.125%, 3/15/2028 (n)	3,920,000	3,969,000
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,685,400
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	4,790,000	4,790,000
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	488,000	513,620
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,770,000	1,907,175
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	2,442,000	2,567,641
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,805,000	1,854,637
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	4,520,000	4,881,600
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,505,000	1,584,013
		$26,956,386
Total Bonds (Identified Cost, $981,926,455)		$ 1,022,135,064
Common Stocks – 1.8%
Construction – 0.1%
ICA Tenedora S.A. de C.V. (a)	258,532	$ 837,023
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,300	$ 843,645
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	8,089,683	$ 181,039
Special Products & Services – 1.6%
iShares iBoxx $ High Yield Corporate Bond ETF	198,200	$ 17,409,888
Total Common Stocks (Identified Cost, $17,128,083)		$ 19,271,595
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.6%, 9/18/2026	$683,294	$ 676,320
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.593%, 4/15/2027	$780,120	$ 769,637
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.897%, 6/01/2024	$647,814	$ 639,851
Element Solutions, Inc., Term Loan B1, 2.092%, 1/31/2026	778,140	773,666
		$1,413,517
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.842%, 4/16/2025	$777,603	$ 765,258
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.854%, 11/27/2025	$678,857	$ 672,068
Total Floating Rate Loans (Identified Cost, $4,358,664)		$ 4,296,800

	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	2,021	$ 20
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	2,021	20
Total Warrants (Identified Cost, $0)				$ 40

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $28,629,333)	28,629,387	$ 28,629,387

Other Assets, Less Liabilities – 0.4%		4,696,674
Net Assets – 100.0%		$1,079,029,560

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $28,629,387 and $1,045,703,499, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $824,804,631, representing 76.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
18

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025	9/12/17-3/18/20	$1,446,060	$915,600
Paysafe Finance PLC, 4%, 6/15/2029	6/11/21	2,550,000	2,476,024
Total Restricted Securities			$3,391,624
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,211,688	EUR	1,022,469	JPMorgan Chase Bank N.A.	10/08/2021	$(2,850)
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 7/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,003,413,202)	$1,045,703,499
Investments in affiliated issuers, at value (identified cost, $28,629,333)	28,629,387
Cash	169,067
Receivables for
Investments sold	4,172,914
Fund shares sold	6,203
Interest	13,993,998
Other assets	1,563
Total assets	$1,092,676,631
Liabilities
Payables for
Distributions	$28
Forward foreign currency exchange contracts	2,850
Investments purchased	13,184,214
Fund shares reacquired	403,697
Payable to affiliates
Administrative services fee	144
Shareholder servicing costs	8
Accrued expenses and other liabilities	56,130
Total liabilities	$13,647,071
Net assets	$1,079,029,560
Net assets consist of
Paid-in capital	$1,089,812,058
Total distributable earnings (loss)	(10,782,498)
Net assets	$1,079,029,560
Shares of beneficial interest outstanding	116,194,607
Net asset value per share (net assets of $1,079,029,560 / 116,194,607 shares of beneficial interest outstanding)	$9.29
See Notes to Financial Statements
20

Financial Statements
Statement of Operations
Six months ended 7/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$28,779,142
Other	465,062
Dividends	355,803
Dividends from affiliated issuers	3,966
Total investment income	$29,603,973
Expenses
Shareholder servicing costs	$18
Administrative services fee	8,679
Custodian fee	36,805
Shareholder communications	2,867
Audit and tax fees	22,265
Legal fees	4,546
Pricing service fees	5,982
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	12,211
Total expenses	$98,233
Fees paid indirectly	(143)
Net expenses	$98,090
Net investment income (loss)	$29,505,883
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$24,837,434
Forward foreign currency exchange contracts	3,769
Foreign currency	177
Net realized gain (loss)	$24,841,380
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(18,795,063)
Forward foreign currency exchange contracts	(2,850)
Translation of assets and liabilities in foreign currencies	21
Net unrealized gain (loss)	$(18,797,892)
Net realized and unrealized gain (loss)	$6,043,488
Change in net assets from operations	$35,549,371
See Notes to Financial Statements
21

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21
Change in net assets
From operations
Net investment income (loss)	$29,505,883	$65,011,400
Net realized gain (loss)	24,841,380	(2,259,931)
Net unrealized gain (loss)	(18,797,892)	37,311,221
Change in net assets from operations	$35,549,371	$100,062,690
Total distributions to shareholders	$(31,182,303)	$(67,143,934)
Change in net assets from fund share transactions	$(153,655,601)	$306,368,694
Total change in net assets	$(149,288,533)	$339,287,450
Net assets
At beginning of period	1,228,318,093	889,030,643
At end of period	$1,079,029,560	$1,228,318,093
See Notes to Financial Statements
22

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$9.25	$9.33	$8.94	$9.31	$9.28	$8.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.50	$0.51	$0.52	$0.53	$0.56
Net realized and unrealized gain (loss)	0.05	(0.06)(g)	0.39	(0.36)	0.05	0.90
Total from investment operations	$0.29	$0.44	$0.90	$0.16	$0.58	$1.46
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.52)	$(0.51)	$(0.53)	$(0.55)	$(0.59)
Net asset value, end of period (x)	$9.29	$9.25	$9.33	$8.94	$9.31	$9.28
Total return (%) (s)(x)	3.20(n)	5.02	10.29	1.86	6.33	17.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	5.21(a)	5.58	5.51	5.77	5.63	6.28
Portfolio turnover	35(n)	66	59	38	46	44
Net assets at end of period (000 omitted)	$1,079,030	$1,228,318	$889,031	$788,437	$1,197,932	$1,421,797

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
23

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting
24

Notes to Financial Statements (unaudited) - continued
requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the
25

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$17,409,888	$40	$843,645	$18,253,573
Mexico	—	837,023	—	837,023
United Kingdom	181,039	—	—	181,039
Municipal Bonds	—	835,375	—	835,375
U.S. Corporate Bonds	—	908,298,056	—	908,298,056
Foreign Bonds	—	113,001,633	—	113,001,633
Floating Rate Loans	—	4,296,800	—	4,296,800
Mutual Funds	28,629,387	—	—	28,629,387
Total	$46,220,314	$1,027,268,927	$843,645	$1,074,332,886
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(2,850)	$—	$(2,850)
For further information regarding security characteristics, see the Portfolio of Investments.
26

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$932,316
Change in unrealized appreciation or depreciation	(88,671)
Balance as of 7/31/21	$843,645
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2021 is $(88,671). At July 31, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$(2,850)
27

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$3,769
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(2,850)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
28

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the
29

Notes to Financial Statements (unaudited) - continued
value of the security on such date. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
30

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/21
Ordinary income (including any short-term capital gains)	$67,143,934
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/21
Cost of investments	$1,034,288,276
Gross appreciation	45,834,757
Gross depreciation	(5,790,147)
Net unrealized appreciation (depreciation)	$ 40,044,610
As of 1/31/21
Undistributed ordinary income	6,226,471
Capital loss carryforwards	(72,322,868)
Other temporary differences	(5,694,719)
Net unrealized appreciation (depreciation)	56,641,550
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(10,777,804)
Long-Term	(61,545,064)
Total	$(72,322,868)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2021, these costs amounted to $18.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
31

Notes to Financial Statements (unaudited) - continued
services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.0015% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $391,024,236 and $564,676,033, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Shares sold	1,690,312	$15,610,023	55,616,565	$466,064,098
Shares issued to shareholders in reinvestment of distributions	3,371,846	31,182,303	7,504,349	67,143,934
Shares reacquired	(21,667,009)	(200,447,927)	(25,651,819)	(226,839,338)
Net change	(16,604,851)	$(153,655,601)	37,469,095	$306,368,694
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Income Portfolio were the owners of record of approximately 82%, 17%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.
32

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2021, the fund’s commitment fee and interest expense were $2,560 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,504,549	$307,973,779	$285,848,941	$—	$—	$28,629,387

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,966	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
33

Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense
34

Board Review of Investment Advisory Agreement - continued
waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
35

Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
36

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
37

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
38

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
July 31, 2021
MFS®  Municipal High
Income Fund
MMH-SEM

MFS® Municipal High
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing yields on global government bonds higher, though some of the rate rise has since been corrected. Some emerging market central banks have begun to raise interest rates in recent months while the U.S. Federal Reserve has started to discuss tapering its bond buying program before the end of 2021.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be the temporary result of pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
September 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	13.4%
Healthcare Revenue - Long Term Care	10.6%
General Obligations - General Purpose	7.7%
Universities - Secondary Schools	6.8%
Tax - Sales	5.4%
Miscellaneous Revenue - Other	5.3%
Universities - Colleges	4.0%
Tax - Other	4.0%
Single-Family Housing	3.7%
General Obligations - Schools	3.6%
Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	11.0%
A	15.3%
BBB	24.1%
BB	12.3%
B	3.4%
CCC	0.4%
CC	1.2%
C	0.2%
D	2.5%
Federal Agencies	0.2%
Not Rated	28.7%
Cash & Cash Equivalents	(0.3)%
Other	(1.0)%
Portfolio facts (i)
Average Duration (d)	6.9
Average Effective Maturity (m)	18.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held

Portfolio Composition - continued
all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of July 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, February 1, 2021 through July 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2021 through July 31, 2021.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/21	Ending Account Value 7/31/21	Expenses Paid During Period (p) 2/01/21-7/31/21
A	Actual	0.61%	$1,000.00	$1,038.71	$3.08
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
B	Actual	1.36%	$1,000.00	$1,033.69	$6.86
	Hypothetical (h)	1.36%	$1,000.00	$1,018.05	$6.80
C	Actual	1.61%	$1,000.00	$1,033.56	$8.12
	Hypothetical (h)	1.61%	$1,000.00	$1,016.81	$8.05
I	Actual	0.61%	$1,000.00	$1,037.53	$3.08
	Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06
R6	Actual	0.53%	$1,000.00	$1,037.91	$2.68
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.9%
Alabama - 1.9%
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	$335,000	$ 410,321
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2036	1,185,000	1,447,251
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	260,000	316,623
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,745,000	2,120,103
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	340,000	412,086
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2040	175,000	211,694
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,761,534
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,814,722
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,355,000	6,735,406
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,736,980
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	993,525
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	1,040,957
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	695,536
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	801,375
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	808,866
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,439,882
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,390,998
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,234,306
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (n)	1,500,000	1,565,291
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Water Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (n)	4,200,000	4,754,469
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,690,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	$1,800,000	$ 2,013,192
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	3,890,350
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,660,510
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	24,710,000	26,951,600
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	11,742,560	12,857,752
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	33,580,000	39,629,420
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	3,535,000	4,385,454
		$126,771,119
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$ 973,980
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,409,282
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B2”, 0%, 6/01/2066	61,290,000	13,872,489
		$16,255,751
American Samoa - 0.0%
American Samoa Economic Development Authority General Rev. “A”, 5%, 9/01/2038 (n)	$1,500,000	$ 1,883,473
Arizona - 2.4%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 4%, 7/01/2029 (n)	$725,000	$ 809,332
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2039 (n)	870,000	1,036,230
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2049 (n)	1,395,000	1,635,153
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), 5%, 7/01/2054 (n)	2,185,000	2,550,925
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	340,000	405,756
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	1,069,921

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	$1,140,000	$ 1,337,581
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,246,308
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,384,696
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “B”, 5.75%, 7/01/2053 (n)	3,190,000	3,722,130
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	528,743
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	859,590
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	1,970,000	2,282,428
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	904,737
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	894,438
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	851,566
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	2,025,000	2,310,321
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	2,133,962
Arizona Industrial Development Authority Education Rev. (Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,630,882
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,455,000	2,779,712
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	1,173,835
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	1,700,000	1,966,940
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	625,000	694,320

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	$1,425,000	$ 1,556,771
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	1,600,000	1,723,622
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	605,000	645,611
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	680,000	757,103
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	845,000	927,417
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 3.75%, 12/15/2029 (n)	485,000	536,104
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2039 (n)	340,000	396,480
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus), “A”, 5%, 12/15/2049 (n)	600,000	689,669
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2040	310,000	399,095
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2045	1,085,000	1,269,583
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2050	1,470,000	1,716,037
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Communities LLC Project), “A”, 4.5%, 1/01/2049	390,000	400,962
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	3,105,000	3,361,841
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	5,005,000	5,346,287
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,419,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	$300,000	$ 318,964
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	272,377
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	324,301
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,922,426
Glendale, AZ, Industrial Development Authority Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	6,801,122
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,405,000	1,411,436
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,885,050
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	1,155,943
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	495,345
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	395,624
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	662,562
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	953,160
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	511,940
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	253,645
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	475,820
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,335,161

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	$705,000	$ 869,210
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	692,954
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	1,100,365
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	2,660,000	3,113,776
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,708,198
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	4,143,016
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,324,050
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	785,911
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	3,414,106
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,970,898
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,981,499
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	920,134
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	740,941
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,331,373
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,380,177
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	1,970,000	2,287,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	$1,430,000	$ 1,573,598
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	3,255,000	3,766,701
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,703,748
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	4,386,910
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	540,000	656,660
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,603,708
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,304,462
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	185,229
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	570,000	699,240
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	315,000	384,574
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	606,064
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	667,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	$730,000	$ 793,191
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037 (n)	3,740,000	3,803,188
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	706,441
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047 (n)	3,495,000	3,554,836
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,320,068
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052 (n)	3,960,000	4,026,091
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,937,126
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,111,950
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,541,143
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,287,598
		$161,914,481
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$ 837,068
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,699,285
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	177,536
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	1,165,000	1,463,419
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	930,000	1,186,692
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	820,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2038	$1,450,000	$ 1,840,741
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	520,000	658,554
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	720,506
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,965,000	2,461,913
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	183,972
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	530,708
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	215,850
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,185,000	1,219,564
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	914,977
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	404,797
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	600,334
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	3,141,107
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	4,510,000	5,216,221
		$24,293,930
California - 7.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$ 4,013,737
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	4,960,956
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,811,342
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,804,639
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	3,529,417
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	9,360,000	10,719,567

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	$6,950,000	$ 7,853,780
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	1,870,000	1,948,833
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-2”, 4%, 8/01/2046 (n)	700,000	782,498
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	8,415,000	2,262,958
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	160,000	213,055
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	210,000	259,178
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	340,000	416,709
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	177,319
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	225,531
California Housing Finance Agency, “A”, 3.5%, 11/20/2035	10,803,692	12,869,740
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, FLR, 0.72% (MUNIPSA + 0.70%), 12/01/2050 (Put Date 6/01/2026)	2,810,000	2,846,955
California Infrastructure & Economic Development Bank Rev. (WFCS Portfolio Projects), “A-1”, 5%, 1/01/2056 (n)	1,335,000	1,595,996
California Infrastructure & Economic Development Bank Rev. (WFCS Portfolio Projects), Capital Appreciation, “B”, 0%, 1/01/2061 (n)	39,000,000	3,973,312
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,804,077
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	4,500,000	5,254,268
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,671,707
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	526,675
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,626,242
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,490,609
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	245,874

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	$1,585,000	$ 1,629,525
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	3,955,000	4,498,480
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	1,100,000	1,207,107
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,885,744
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	5,665,000	6,258,097
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	310,000	384,845
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2037	730,000	896,020
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	425,000	520,346
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2040	250,000	304,647
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	1,462,500
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	7,413,250
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,890,000	3,931,450
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	258,054
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	518,742
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	514,239
California Public Finance Authority Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	5,597,190
California Public Finance Authority Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	2,748,004
California Public Finance Authority Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,445,000	4,006,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Senior Living Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	$1,670,000	$ 2,010,543
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,245,031
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,465,000	1,489,796
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,230,000	2,262,309
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2035 (w)	5,945,000	7,788,568
California Public Works Board Lease Rev., “A”, 5%, 8/01/2034 (w)	10,000,000	13,122,880
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (Prerefunded 8/01/2025) (n)	75,000	88,953
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (n)	790,000	910,248
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	59,302
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	625,000	715,721
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046 (n)	1,325,000	1,455,099
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	730,000	803,491
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	760,000	856,880
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	435,000	500,265
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,302,460
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	899,457
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	235,000	250,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	$575,000	$ 639,647
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	607,057
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	1,320,000	1,475,321
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	476,087
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	825,703
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	1,028,200
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	360,000	380,794
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,630,000	2,937,493
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,665,713
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,785,693
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,436,475
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,484,670
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,956,395
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	265,000	280,764
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	857,289
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,441,781
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,879,546
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	3,401,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	$8,435,000	$ 9,573,504
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	11,095,000	12,510,858
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	11,040,000	12,505,486
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	10,283,545
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034 (Prerefunded 8/01/2022)	1,000,000	1,069,197
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044 (Prerefunded 8/01/2022)	2,400,000	2,566,072
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032 (Prerefunded 10/01/2022)	1,000,000	1,063,489
California Statewide Communities Development Authority Rev. (Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042 (Prerefunded 10/01/2022)	1,000,000	1,067,473
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,010,893
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	963,507
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	725,000	806,168
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,789,575
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,397,522
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	4,795,000	5,346,177

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	$9,950,000	$ 10,352,123
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 3%, 12/01/2056 (n)	6,390,000	6,641,484
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “B”, 4%, 12/01/2056 (n)	2,250,000	2,503,443
California Statewide Communities Development Authority, Essential Housing Rev. (Renaissance at City Center), “A”, 5%, 7/01/2051 (n)	2,558,401	3,020,677
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	540,000	542,319
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2030	4,785,000	4,224,094
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	4,280,000	3,685,743
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2032	3,010,000	2,534,070
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,470,000	1,497,013
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	3,525,000	3,649,634
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 5%, 6/01/2040	2,735,000	3,182,649
Hastings Campus Housing Finance Authority Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	10,953,171
Hastings Campus Housing Finance Authority Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	12,970,000	8,279,716
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,898,761
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,936,483
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,119,814
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,673,300
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,731,792
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036 (Prerefunded 5/15/2022)	455,000	476,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	$4,240,000	$ 4,573,468
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	504,095
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	347,639
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	583,397
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	13,800,525
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2033	1,495,000	1,998,950
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2034	1,560,000	2,075,121
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2035	2,465,000	3,272,383
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,955,000	2,586,901
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	2,520,000	3,319,005
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,130,000	2,798,504
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	2,290,000	2,998,631
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,400,000	3,131,232
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2041	2,570,000	3,341,512
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	831,772
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	975,780
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,221,468
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	4,213,700
Merced, CA, Union High School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	645,000	563,826
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	5,018,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	$3,605,000	$ 4,328,462
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	8,148,090
Oceanside, CA, Unified School District, Capital Appreciation, AGM, 0%, 8/01/2030	4,455,000	3,915,254
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,865,000	1,761,339
Oceanside, CA, Unified School District, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	3,625,000	3,272,029
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	195,653
Oceanside, CA, Unified School District, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	400,000	369,047
Oceanside, CA, Unified School District, Capital Appreciation, ETM, AGM, 0%, 8/01/2024	380,000	376,267
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	12,021,620
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	12,500,000	15,614,179
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	721,595
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	4,737,898
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,143,830
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,720,000	2,115,066
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,536,923
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	253,330
San Francisco, CA, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	7,455,000	9,079,705
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2041 (w)	23,960,000	32,239,735
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2045	1,050,000	1,335,976
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2049	960,000	1,217,252

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	$3,665,000	$ 3,284,574
		$490,921,995
Colorado - 1.7%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$73,000	$ 85,654
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028	118,000	151,072
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	70,000	81,964
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029	118,000	154,188
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	70,000	81,678
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	124,000	161,565
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	17,000	19,780
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031	129,000	167,444
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	76,000	88,282
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	140,000	181,189
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	90,000	104,406
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033	140,000	180,633
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	160,000	205,923
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	56,000	71,940
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050	676,000	846,918
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	995,897
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	332,089
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	601,716
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	422,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	$450,000	$ 467,288
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,157,050
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	507,425
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	391,017
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	388,849
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	1,770,000	1,900,875
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,645,708
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	2,067,553
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,939,166
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	359,735
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	420,742
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	437,838
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,216,691
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,925,922
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	570,000	738,969
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2040	840,000	1,075,060
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2050	3,440,000	4,342,059
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	605,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	$925,000	$ 1,083,190
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	199,825
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	197,719
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	391,818
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	676,807
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	450,000	509,963
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	659,744
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	774,617
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	2,181,243
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,190,518
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,661,290
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042 (w)	2,635,000	2,929,721
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2037	2,625,000	3,336,767
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033 (Prerefunded 12/01/2022)	4,295,000	4,572,985
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043 (Prerefunded 6/01/2023)	825,000	907,573
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	4,355,000	5,247,833
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	1,905,000	2,079,498
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	6,990,000	7,849,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2030	$265,000	$ 347,332
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2030	185,000	244,735
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2031	315,000	421,350
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2031	265,000	353,629
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 1/15/2032	420,000	559,101
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 5%, 7/15/2032	420,000	557,774
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 1/15/2033	395,000	487,902
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2033	395,000	505,965
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2034	790,000	969,164
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2036	660,000	802,598
Colorado Regional Transportation District, Private Activity Rev. (Denver Transit Partners Eagle P3 Project), “A-B”, 4%, 7/15/2038	470,000	567,970
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5%, 12/01/2035	730,000	804,169
Denver, CO, Broadway Station Metropolitan District No. 2, “A”, 5.125%, 12/01/2048	1,500,000	1,640,483
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,255,585
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	790,802
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	2,094,352

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	$2,670,000	$ 3,250,032
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,970,816
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	863,178
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,377,719
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)	9,945,000	10,338,885
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,775,352
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033 (Prerefunded 12/01/2023)	358,000	393,853
		$112,345,831
Connecticut - 0.7%
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	$900,000	$ 1,104,430
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,718,357
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	9,748,361
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	577,484
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,689,965
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	3,135,759
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “B-2”, 2.75%, 1/01/2026 (n)	340,000	344,449
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	185,000	189,114
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,830,000	3,406,247
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	18,485,000	19,650,904
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,433,529
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,580,562
		$47,579,161

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - 0.5%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	$1,105,000	$ 1,248,754
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	1,030,000	1,175,806
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	1,210,000	1,381,287
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	1,420,000	1,450,541
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	335,061
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	719,173
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	1,036,898
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,815,034
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	5,650,000	5,754,515
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	5,151,808
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,561,545
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2050	4,250,000	5,138,435
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	862,815
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,166,141
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,318,081
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	1,015,417
		$32,131,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$2,090,000	$ 2,418,287
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,520,089
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	1,680,000	1,913,242
District of Columbia Rev. (Rocketship Education), “A”, 5%, 6/01/2051 (n)	1,000,000	1,186,047
District of Columbia Rev. (Rocketship Education), “A”, 5%, 6/01/2061 (n)	1,100,000	1,296,086
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,822,033
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,852,432
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	10,243,061
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	910,894
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2046	5,000,000	6,469,489
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 4%, 10/01/2051	4,000,000	4,798,788
		$38,430,448
Florida - 6.3%
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	$1,250,000	$ 1,354,849
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,156,611
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,077,099
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	1,330,000	1,723,122
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	2,260,000	2,923,093
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	330,000	337,515

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	$690,000	$ 746,009
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	870,000	974,591
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	250,000	257,493
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	50,000	52,060
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	20,000	20,498
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	763,488
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	354,616
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,503,581
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	175,000	178,914
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	433,059
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,735,000	3,024,884
Capital Trust Agency, FL, Senior Rev. (Educational Growth Fund, LLC Charter School Portfolio Projects), “A-1”, 5%, 7/01/2056 (n)	520,000	619,388
Capital Trust Agency, FL, Senior Rev. (WFCS Portfolio Projects), “A-1”, 3.3%, 1/01/2031 (n)	250,000	267,760
Capital Trust Agency, FL, Senior Rev. (WFCS Portfolio Projects), “A-1”, 5%, 1/01/2056 (n)	1,000,000	1,184,517
Capital Trust Agency, FL, Senior Rev. (WFCS Portfolio Projects), Capital Appreciation, “B”, 0%, 1/01/2061 (n)	6,000,000	581,609
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	300,000	210,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	300,000	210,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	1,055,000	717,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	$10,590,000	$ 7,201,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	805,000	547,400
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	630,000
Cypress Bluff Community Development District, 3.75%, 5/01/2024	650,000	673,300
Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,270,000	1,404,041
Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,625,000	4,105,692
Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,610,000	2,955,303
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	649,728
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	784,379
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,891,716
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	973,355
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	5,415,000	6,168,897
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	1,165,000	1,274,112
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	1,152,760
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	1,700,000	1,921,776
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	240,000	247,346
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	379,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	$900,000	$ 1,029,113
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	115,000	130,516
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	199,526
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	612,813
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	3,419,414
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	13,134,807
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	450,000	501,457
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	583,104
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,286,406
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,327,483
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	2,090,219
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,452,938
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,507,411
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation, LLC Projects), “A”, 7.75%, 6/15/2042 (Prerefunded 12/15/2021)	3,480,000	3,612,620
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,366,802
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,321,517
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	630,722
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	727,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	$4,340,000	$ 5,095,532
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032 (n)	1,950,000	2,013,376
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043 (n)	4,070,000	4,188,438
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,463,369
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 4%, 9/15/2030 (n)	240,000	264,159
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2040 (n)	550,000	624,187
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “C”, 5%, 9/15/2050 (n)	1,080,000	1,210,750
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	194,765
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	348,651
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	481,346
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,659,824
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	4,365,000	4,752,693
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	430,000	513,084
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	390,293
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	13,783,774
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)(w)	2,110,000	2,450,826
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,760,000	4,505,992
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)(w)	2,325,000	2,670,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)(w)	$2,000,000	$ 2,268,925
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	8,915,177
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)(w)	840,000	943,798
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)(w)	435,000	435,650
Florida Development Finance Corp., Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)(w)	435,000	435,603
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	1,235,000	1,563,668
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	995,000	1,251,972
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	720,000	901,573
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,395,000	1,734,769
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	780,000	965,969
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,321,460
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,490,000	1,691,705
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	2,298,318
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,732,156
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,625,000	2,924,242
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,655,898
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	2,070,000	2,478,275
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,195,000	3,808,294
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	3,935,000	4,294,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	$8,000,000	$ 8,799,513
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052 (w)	9,065,000	10,047,571
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,736,999
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,786,893
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	4,135,961
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	415,000	437,028
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,397,372
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,462,903
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	3,189,522
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,623,358
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,185,000	1,186,891
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,155,000	4,480,039
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,917,731
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,460,000	1,561,717
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	3,540,000	4,142,604
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,113,933
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2030	270,000	360,937
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2031	1,105,000	1,466,212
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2032	465,000	615,067
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 5%, 10/01/2033	1,450,000	1,911,538
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2034	840,000	1,027,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2035	$840,000	$ 1,023,504
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2036	1,055,000	1,280,456
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2037	1,055,000	1,276,674
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2038	1,185,000	1,430,590
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2039	880,000	1,059,750
Miami-Dade County, FL, Aviation Refunding Rev., “A”, 4%, 10/01/2041	790,000	947,063
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Platform 3750), GNMA, 0.25%, 8/01/2024 (Put Date 8/01/2023)	4,415,000	4,425,367
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,174,092
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,410,377
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	4,788,651
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	295,000	315,996
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,212,420
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,196,365
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	303,469
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	8,461,730
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,200,000	1,259,686
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	770,888
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,099,037
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	115,000	118,003
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	940,000	958,362
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	567,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	$7,340,000	$ 8,684,690
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	1,475,000	1,478,834
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	504,120
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	1,000,000	1,264,344
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049	1,295,000	1,627,323
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	486,368
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	560,866
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	320,000	205,349
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	604,600
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	699,570
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	719,185
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	766,268
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	588,212
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	774,754
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	812,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	$1,965,000	$ 911,461
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,465,000	3,469,010
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,158,397
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	1,209,143
Palm Beach County, FL, Health Facilities Authority Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,160,008
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	3,020,702
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-1”, 3%, 6/01/2027	1,000,000	1,050,792
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “B-2”, 2.625%, 6/01/2025	3,610,000	3,726,411
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,695,860
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	14,925,000	18,027,794
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	1,120,000	1,142,216
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	286,400
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	320,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	543,505
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,484,713
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,739,381
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,556,227
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	937,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	$1,000,000	$ 1,074,174
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	1,159,511
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,270,000	1,492,219
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	430,000	470,566
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,403,737
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	375,000	410,229
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,369,344
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,107,096
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	2,032,785
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	363,224
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	484,015
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	567,571
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	705,000	785,843
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024 (n)	420,000	436,005
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	773,664
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	1,117,199

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027 (a)(d)	$1,345,000	$ 941,500
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041 (a)(d)	2,800,000	1,960,000
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	125,846
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	121,339
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	138,786
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	120,748
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	125,995
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	596,237
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	390,000	437,920
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	434,706
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	422,601
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2021 (d)	498,884	299,330
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	171,127
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	158,695
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	344,104
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,024,157
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,738,092
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	3,047,013
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,100,000	6,945,523
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,104,549

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	$1,570,000	$ 1,134,075
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	599,756
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	890,311
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	400,179
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	524,459
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	865,000	500,297
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	650,655
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	276,318
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	263,510
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	340,000	404,935
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	409,899
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	525,000	673,711
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	2,151,619
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2050	3,715,000	4,687,219
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,443,165
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,005,000	4,325,842
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,311,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	$385,000	$ 422,165
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	1,008,690
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,098,255
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,866,017
		$425,845,219
Georgia - 0.7%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 4%, 1/01/2054	$4,675,000	$ 5,448,785
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	2,175,000	2,475,570
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	2,464,609
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	7,477,271
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	658,285
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,155,358
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,230,499
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2031	325,000	429,711
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	365,000	445,870
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2033	210,000	255,707
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	385,000	467,289
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	340,000	410,477
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	350,000	454,660
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	370,000	479,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2039	$320,000	$ 383,467
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2040	225,000	290,431
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,705,000	4,347,155
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	275,000	286,385
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,898,548
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	2,580,000	3,188,533
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	2,580,000	3,178,979
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	3,880,000	4,793,189
Georgia Private Colleges & Universities Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	972,234
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	457,553
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	498,320
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	341,226
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	3,465,000	3,970,752
		$49,460,443
Guam - 0.6%
Guam Education Financing Foundation (Guam Public School Facilities Project), “B”, COP, 5%, 10/01/2026 (n)	$12,905,000	$ 13,658,928
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029 (w)	400,000	500,287
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030 (w)	300,000	381,311
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031 (w)	400,000	516,450
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036 (w)	1,710,000	2,004,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042 (w)	$2,315,000	$ 2,662,184
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	989,914
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	1,000,000	1,057,064
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,981,874
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,740,467
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	307,738
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	313,531
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	414,286
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	250,000	323,361
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2035	1,000,000	1,281,900
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,261,391
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036 (w)	930,000	980,875
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043 (w)	1,070,000	1,119,752
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	407,351
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,842,264
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,640,000	8,211,373
		$42,956,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$2,015,000	$ 2,159,571
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,194,404
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	1,195,909
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	525,000	636,927
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	460,000	556,247
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	330,000	398,343
Hawaii Harbor System Rev., “A”, 4%, 7/01/2036	30,000	36,109
		$6,177,510
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$ 959,079
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	4,499,934
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	185,000	211,359
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,363,428
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	628,741
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	565,000	687,782
		$8,350,323
Illinois - 11.8%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$12,665,000	$ 13,612,401
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,403,992
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,933,005
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,104,255
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	6,017,718
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,887,676
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,724,455
Chicago, IL, “A”, 5%, 1/01/2040	7,775,000	7,849,782
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,601,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “C”, 5%, 1/01/2026	$1,960,000	$ 2,318,347
Chicago, IL, Board of Education, 5%, 12/01/2042	12,065,000	12,652,172
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	1,810,000	1,797,030
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	1,540,000	1,516,640
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	12,640,000	11,336,746
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,706,220
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,553,821
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	4,075,000	4,045,799
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	1,020,000	1,004,528
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	4,335,000	4,075,206
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,946,373
Chicago, IL, Board of Education, “A”, 5.5%, 12/01/2039	3,125,000	3,174,720
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	458,623
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	346,752
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,332,813
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,336,456
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,402,055
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	3,267,966
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	24,660,244
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	3,335,000	3,974,489
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	1,290,000	1,583,411
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	3,270,000	4,123,103
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,550,000	2,001,015

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	$1,030,000	$ 1,353,200
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	775,000	1,038,212
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,135,000	2,916,250
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	3,910,000	4,895,924
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	7,500,000	9,329,901
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	6,425,000	7,946,572
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,568,279
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,877,586
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	9,451,388
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,567,731
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	1,013,840
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	1,010,406
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	1,007,753
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	898,208
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	896,200
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	644,447
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	7,023,793
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	10,551,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	$10,610,000	$ 12,787,000
Chicago, IL, Capital Appreciation “A”, NPFG, 0%, 1/01/2027	2,610,000	2,383,791
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	3,180,000	2,904,389
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	3,069,812
Chicago, IL, General Obligation Refunding Project, “A”, 5.25%, 1/01/2030	1,785,000	1,963,985
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	1,045,000	1,198,076
Chicago, IL, General Obligation, “A”, 5%, 1/01/2026	4,705,000	5,565,217
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	3,365,000	4,094,428
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	760,000	948,474
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	2,095,000	2,316,862
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	8,860,000	11,306,898
Chicago, IL, General Obligation, “A”, 5%, 1/01/2031	780,000	1,005,460
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2033	7,015,000	7,689,682
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	3,940,000	4,521,469
Chicago, IL, General Obligation, “A”, 5%, 1/01/2035	1,310,000	1,425,765
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	2,925,000	3,775,745
Chicago, IL, General Obligation, “A”, 5%, 1/01/2036	1,920,000	2,087,688
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	5,166,188
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	990,803
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	15,385,000	18,990,422
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	16,030,000	20,228,778
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,870,557
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,258,437
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	9,390,651
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	920,974
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,493,643
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	7,868,763
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	721,876
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	358,018
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,445,513
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	5,788,056

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2027	$1,235,000	$ 1,537,883
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2028	1,300,000	1,660,734
Chicago, IL, Transit Authority Rev. (Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2029	975,000	1,274,180
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2027	650,000	809,412
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2028	1,300,000	1,660,734
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031 (Prerefunded 12/01/2021)	540,000	549,220
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,955,000	2,459,639
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2055	1,805,000	2,239,328
Cook County, IL, General Obligation Refunding, 5%, 11/15/2034	835,000	1,004,346
Cook County, IL, General Obligation Refunding, 5%, 11/15/2035	3,030,000	3,641,819
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2031	1,945,000	2,605,953
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2032	1,280,000	1,710,793
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2033	1,250,000	1,665,061
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2030	960,000	1,282,676
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2031	1,200,000	1,624,131
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2032	700,000	943,627
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2035	895,000	1,181,881
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2036	755,000	994,283
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2037	920,000	1,205,243
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2038	1,255,000	1,638,997
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,600,000	1,933,929
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2040	1,465,000	1,767,221
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2041	1,155,000	1,388,564
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	818,000	819,136
Illinois Finance Authority Rev. (Carle Foundation), “A”, 4%, 8/15/2037	4,350,000	5,371,920
Illinois Finance Authority Rev. (Carle Foundation), “A”, 4%, 8/15/2038	4,100,000	5,050,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	$2,495,000	$ 2,503,707
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,403,605
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,399,695
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	350,000	378,072
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	2,395,000	2,513,633
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	430,000	467,356
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	2,980,000	3,130,980
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	3,763,218
Illinois Finance Authority Rev. (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	1,105,000	1,193,925
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,605,289
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	481,116
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	1,182,483
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	815,000	958,092
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	23,588
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	3,200,693
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	435,000	513,037
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,405,000	10,744,457
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	6,692,220
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,411,325
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	757,626
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,541,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	$1,005,000	$ 1,183,296
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,140,535
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	138,024
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	580,000	723,405
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	725,000	899,435
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	718,462
Illinois Finance Authority, Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	6,000,000	6,067,174
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	756,771
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,933,770
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	611,675
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,050,000	1,104,805
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2040	2,320,000	2,742,878
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2055	4,095,000	4,745,268
Illinois Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.55%, 11/01/2044 (Put Date 11/01/2021)	3,655,000	3,658,723
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	252,917
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,662,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	$825,000	$ 957,878
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	481,077
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	5,845,110
Illinois Housing Development Authority Rev., “A”, 3.87%, 11/15/2035 (n)	9,098,315	10,708,361
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	4,205,000	4,620,979
Illinois Housing Development Authority Rev., “B”, 3.87%, 11/15/2035 (n)	3,710,500	4,367,113
Illinois Housing Development Authority Rev., “C”, 3.87%, 11/15/2035 (n)	3,702,592	4,357,806
Illinois Housing Development Authority Rev., “D”, 3.87%, 11/15/2035 (n)	3,378,609	3,976,491
Illinois Housing Development Authority Rev., “E”, 3.87%, 11/15/2035 (n)	2,326,354	2,738,028
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	160,000	201,345
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	205,000	256,381
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	2,300,000	2,742,759
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	4,995,000	6,138,740
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	4,170,000	5,263,889
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	930,000	1,202,003
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	2,185,000	2,884,323
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	1,960,000	2,524,295
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	2,735,000	3,525,518
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	1,315,000	1,567,800
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	765,000	909,970
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	1,315,000	1,568,174

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	$1,090,000	$ 1,372,989
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,365,000	1,742,479
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	820,000	1,041,396
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,587,859
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,359,000	2,361,069
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2040	1,290,000	1,439,945
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2045	1,610,000	1,783,312
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	5,179,164
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	8,331,310
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	15,904,330
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	3,390,000	3,210,127
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	2,309,150
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	445,000	531,256
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	430,000	510,925
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	260,000	307,711
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	755,000	894,622
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	1,001,354
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	950,912
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	451,215

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	$1,450,000	$ 1,600,831
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,662,293
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,205,993
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,189,776
State of Illinois, 5%, 2/01/2025	2,670,000	3,085,695
State of Illinois, 5%, 1/01/2028	550,000	561,059
State of Illinois, 5%, 5/01/2028	4,130,000	4,616,654
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,545,644
State of Illinois, 5%, 11/01/2028	2,595,000	3,120,365
State of Illinois, 5%, 2/01/2029	2,820,000	3,408,896
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,499,851
State of Illinois, 5%, 1/01/2033	300,000	346,715
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,764,672
State of Illinois, 5%, 11/01/2040	10,180,000	11,902,734
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,268,795
State of Illinois, AGM, 4%, 2/01/2030	900,000	1,035,374
State of Illinois, NPFG, 6%, 11/01/2026	5,955,000	7,198,744
State of Illinois, “A”, 5%, 11/01/2027	12,495,000	15,524,925
State of Illinois, “A”, 5%, 11/01/2028	16,990,000	21,559,863
State of Illinois, “A”, 5%, 4/01/2036	2,295,000	2,440,594
State of Illinois, “B”, 5%, 10/01/2030	5,000,000	6,572,231
State of Illinois, “B”, 5%, 11/01/2030	3,000,000	3,852,667
State of Illinois, “B”, 5%, 10/01/2031	5,000,000	6,545,686
State of Illinois, “A”, 5%, 12/01/2024	470,000	540,047
State of Illinois, “A”, 5%, 12/01/2038	1,185,000	1,428,946
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	11,550,320
State of Illinois, General Obligation, 5.75%, 5/01/2045	9,310,000	12,246,907
State of Illinois, General Obligation, “A”, 5%, 3/01/2033	5,000,000	6,565,941
State of Illinois, General Obligation, “A”, 5%, 3/01/2034	4,000,000	5,232,154
State of Illinois, General Obligation, “A”, 5%, 3/01/2035	2,700,000	3,521,508
State of Illinois, General Obligation, “A”, 5%, 3/01/2036	3,250,000	4,224,132
State of Illinois, General Obligation, “A”, 5%, 3/01/2046	5,095,000	6,469,966
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2033	2,615,000	3,184,164
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2034	2,930,000	3,556,253
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,660,000	2,004,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2039	$1,870,000	$ 2,240,883
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	1,055,000	1,248,970
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,417,018
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	9,733,278
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	9,685,268
		$800,613,384
Indiana - 1.0%
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032 (Prerefunded 3/01/2022)	$1,790,000	$ 1,837,534
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039 (Prerefunded 3/01/2022)	1,215,000	1,249,018
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	517,073
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,282,919
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,272,508
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,799,859
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 3.21%, 11/15/2028 (w)	785,000	796,249
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 3.26%, 11/15/2029 (w)	930,000	944,892
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 3.3%, 11/15/2030 (w)	720,000	732,826
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 3.39%, 11/15/2031 (w)	570,000	580,930
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	210,000	236,259
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	393,168
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	915,000	1,041,902
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2030	235,000	298,675
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2032	265,000	340,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 5%, 9/15/2039	$1,755,000	$ 2,149,903
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	528,577
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	514,894
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	10,605,000	12,795,174
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	2,500,000	2,742,086
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 7/01/2051	1,595,000	1,751,723
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2050	3,160,000	3,480,724
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,465,400
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	749,980
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	548,000
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	680,562
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,640,000	2,013,919
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,721,428
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,942,401
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,405,822
		$69,814,732
Iowa - 0.8%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$ 894,530
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,654,082
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	798,714
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	1,095,000	1,203,627
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	947,348

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	$1,590,000	$ 1,731,244
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	795,000	869,909
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	4,745,000	5,211,751
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	2,595,000	2,778,345
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	7,710,000	8,061,055
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	146,780,000	27,845,135
		$51,995,740
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$ 4,191,053
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,746,272
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,636,672
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	711,076
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,245,728
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,125,404
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,446,743
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,586,246
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	1,156,713
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	890,000	1,006,091
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,429,515
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,505,708
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,579,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	$1,660,000	$ 1,745,923
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,927,807
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,990,000	2,076,965
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,840,000	2,959,002
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,423,536
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	665,773
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	775,930
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	648,850
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	2,013,145
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,953,678
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,593,918
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,565,000	2,622,346
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,450,000	1,530,687
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,964,163
		$50,268,050
Kentucky - 1.4%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$ 961,724
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	953,017
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	1,088,202

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 3%, 7/01/2046	$2,475,000	$ 2,646,152
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	2,535,245
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	5,441,481
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	5,803,146
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,958,985
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,345,547
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), 5.25%, 8/15/2046 (Put Date 8/15/2021)	2,640,000	2,644,493
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,521,372
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	16,287,499
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	6,340,919
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,590,108
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,353,632
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,860,752
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,906,822
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,503,271
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,700,022
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,615,145

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	$6,945,000	$ 7,152,724
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,803,672
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “B-1”, 5%, 6/01/2036	8,965,000	10,378,737
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2033 (w)	135,000	164,274
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2035 (w)	140,000	169,448
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036 (w)	80,000	96,604
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038 (w)	170,000	203,912
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041 (w)	130,000	154,606
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2046 (w)	230,000	269,883
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051 (w)	275,000	320,820
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2056 (w)	265,000	307,833
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,598,299
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,538,345
		$94,216,691
Louisiana - 1.7%
Louisiana Gas and Fuels Tax Rev., 0.55%, 5/01/2043 (Put Date 5/01/2022)	$2,170,000	$ 2,170,531
Louisiana Gas and Fuels Tax Rev., 0.6%, 5/01/2043 (Put Date 5/01/2023)	2,170,000	2,173,159
Louisiana Local Government Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish Gomesa Project), 3.875%, 11/01/2045 (n)	5,500,000	5,846,936
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish Gomesa Project), 5.65%, 11/01/2037 (n)	1,450,000	1,764,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	$11,125,000	$ 11,764,102
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish Gomesa Project), 4%, 11/01/2044 (n)	4,905,000	5,399,997
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish Gomesa Project), 3.95%, 11/01/2043 (n)	3,855,000	4,238,837
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	680,784
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,974,146
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish Gomesa Project), 3.9%, 11/01/2044 (n)	4,915,000	5,374,794
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,268,444
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,888,119
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish Gomesa Project), 4.4%, 11/01/2044 (n)	3,385,000	3,789,593
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish Gomesa Project), 5.375%, 11/01/2038 (n)	2,175,000	2,601,242
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish Gomesa Project), 5.5%, 11/01/2039 (n)	1,515,000	1,752,625
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish Gomesa Project), 4.625%, 11/01/2038 (n)	1,740,000	1,994,731
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	1,001,372

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	$3,480,000	$ 3,899,783
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	2,830,000	3,148,668
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	670,000	732,636
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,797,313
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,797,411
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 5.25% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	5,313,750
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	5,134,039
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	3,496,966
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	11,355,399
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	11,574,720
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,356,209
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	2,181,318
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	875,000	1,047,518
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2045 (Prerefunded 6/01/2025)	2,405,000	2,829,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2045 (Prerefunded 12/01/2025)	$1,095,000	$ 1,310,894
		$117,660,693
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$2,685,000	$ 3,024,353
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	6,170,000	7,040,482
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2045	3,335,000	3,940,419
		$14,005,254
Maryland - 1.1%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$ 1,657,164
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	562,875
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2029	590,000	643,647
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	1,170,000	1,269,368
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2035	900,000	973,194
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,480,000	1,586,626
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,490,000	2,662,050
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	3,036,170
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	583,923
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	659,724
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,025,000	1,237,349
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,317,917
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	4,228,094
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	906,214
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	796,589
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	2,330,176
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	6,025,000	6,792,943

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	$4,895,000	$ 5,479,228
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “B”, 3%, 9/01/2051 (w)	9,565,000	10,581,809
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,331,516
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	433,277
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,215,486
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	2,175,975
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	265,000	300,952
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	1,078,890
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2050 (n)	1,075,000	1,240,623
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	174,779
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	501,656
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,675,414
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036 (w)	810,000	1,000,467
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,801,017
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,603,699
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	860,000	996,159
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,394,361
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	790,000	894,060
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	775,000	876,016
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	964,197

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	$1,530,000	$ 1,647,640
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,722,719
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,790,420
		$77,124,383
Massachusetts - 1.6%
Lowell, MA, Collegiate Charter School Rev., 4%, 6/15/2024	$300,000	$ 313,646
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2029	455,000	520,260
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2049	750,000	828,872
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	580,000	639,880
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	9,250,000	4,162,500
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 5%, 6/01/2039	1,300,000	1,619,140
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,645,069
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,406,541
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	940,546
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,262,101
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,458,071
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	972,623
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	4,189,830
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,150,040
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,420,962
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	1,271,621
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	575,384
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	243,117	167,273
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	400,000	438,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	$3,140,000	$ 3,437,824
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	7,731,768
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	1,350,000	1,538,305
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	310,000	330,951
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,598,533
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	945,265
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	581,586
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	778,948
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	2,008,549
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,346,691
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	3,120,000	3,557,674
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,305,000	1,592,778
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,151,910
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,117,977
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	4,665,000	4,823,167
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	485,000	491,130
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	1,605,000	1,678,297
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	6,585,000	7,076,814
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	11,093,359
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	580,000	581,065
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	605,000	606,148

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	$8,810,000	$ 9,030,419
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,300,000	1,332,525
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,025,000	2,062,225
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	345,000	363,896
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2036	2,000,000	2,531,396
		$109,372,548
Michigan - 1.5%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2043	$2,220,000	$ 2,489,019
Detroit, MI, General Obligation, 5.5%, 4/01/2045	1,250,000	1,578,471
Detroit, MI, General Obligation, 5.5%, 4/01/2050	1,850,000	2,327,826
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039 (Prerefunded 7/01/2022)	9,635,000	10,090,409
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039 (Prerefunded 7/01/2022)	3,190,000	3,333,516
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	725,000	907,439
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	829,053
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,453,645
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,267,181
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,891,289
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	1,286,105
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2031 (w)	645,000	719,355
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2043 (w)	1,445,000	1,573,673
Kentwood, MI, Economic Development Corp Rev. (Holland Home Obligated Group), 4%, 11/15/2045	255,000	285,061
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	3,810,000	4,514,982
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	668,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	$800,000	$ 862,418
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,253,393
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	8,017,814
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,796,550
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,249,347
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	5,215,000	6,526,510
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “2”, 4%, 12/01/2036	6,610,000	8,022,928
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	1,022,092
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,414,482
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,579,923
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	2,375,000	2,481,850
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-6”, 5%, 7/01/2033	2,280,000	2,580,292
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-2”, 5%, 7/01/2044 (Prerefunded 7/01/2022)	1,365,000	1,425,124
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	1,032,279
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	1,295,000	1,594,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), Capital Appreciation, “B-2”, 0%, 6/01/2065	$40,000,000	$ 5,448,468
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	2,500,000	2,639,763
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046 (n)	1,000,000	1,001,680
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (n)	900,000	898,572
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	2,070,000	2,073,478
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	2,070,000	2,066,715
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,537,071
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	860,393
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	654,518
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,411,483
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,443,836
		$100,110,862
Minnesota - 0.7%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$ 562,639
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,377,403
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,340,000	1,486,449
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,605,000	1,760,570
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,305,000	2,511,501
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,400,548
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	3,680,000	4,488,781
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	2,382,460
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,525,519

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2032	$1,570,000	$ 1,681,727
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	420,000	451,735
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	525,000	551,660
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	8,390,000	9,294,427
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	4,395,000	4,552,554
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	250,000	276,910
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	484,090
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	801,026
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	632,568
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,266,422
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	256,768
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,282,512
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	690,000	785,794
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	850,000	946,148
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	727,101
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	631,539
		$47,118,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - 0.6%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$4,730,000	$ 4,781,282
Mississippi Development Bank Special Obligation (Hancock County Gomesa Project), 4.55%, 11/01/2039 (n)	3,800,000	4,326,634
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	2,200,000	2,428,942
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,865,000	2,049,412
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	1,934,975
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,254,838
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	3,111,298
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,350,040
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,212,299
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	1,206,872
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	666,044
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	7,750,000	9,508,545
		$37,831,181
Missouri - 1.3%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$460,000	$ 537,976
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2046	520,000	601,948
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	1,122,750
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	7,785,000	9,618,940
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	2,341,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	$4,845,000	$ 5,269,786
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	1,300,000	1,528,680
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	486,119
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	602,264
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,480,000	1,712,174
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	465,000	514,175
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2036	445,000	539,620
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,827,700
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2041	410,000	490,099
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,521,382
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2035	1,700,000	2,183,320
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2040	2,000,000	2,529,194
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,954,716
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	450,000	478,540
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	3,635,000	4,102,940
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3%, 5/01/2030	345,000	353,453
Plaza at Noah's Ark Community District, MO, Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	243,631
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	761,822
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	532,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	$1,355,000	$ 1,451,888
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,140,260
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,247,776
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	3,445,000	3,807,410
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,100,000	1,123,191
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	2,153,866
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	4,344,057
St. Louis, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	11,005,000	12,529,723
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	4,004,229
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,570,000	2,538,252
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2040	1,910,000	2,448,240
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2045	6,475,000	8,181,932
		$87,826,392
Montana - 0.2%
Montana Board of Housing Single Family Mortgage, “B”, 3%, 12/01/2051 (w)	$1,300,000	$ 1,437,589
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	770,000	838,981
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	4,563,530

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - continued
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	$5,530,000	$ 6,537,227
		$13,377,327
Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$ 1,678,035
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,783,510
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	570,000	600,619
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, GNMA, 3%, 9/01/2045	4,380,000	4,814,259
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	3,780,000	4,145,049
		$14,021,472
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry Rev. (Brightline West Passenger Rail Project), “A”, 0.253%, 1/01/2050 (Put Date 2/01/2022) (n)	$3,610,000	$ 3,610,652
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	525,000	586,369
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,931,366
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,395,000	1,563,539
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	2,205,000	2,451,656
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,115,000	4,548,719
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	1,106,164
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	1,015,000	1,110,264
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	104,325
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	133,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	$435,000	$ 487,728
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	612,237
		$18,246,551
New Hampshire - 0.6%
National Finance Authority, New Hampshire Municipal Certificates, “A”, 4.125%, 1/20/2034	$10,960,935	$ 13,329,413
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	8,189,466
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “A”, 3.625%, 7/01/2043 (Put Date 7/02/2040) (n)	1,805,000	1,933,087
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	3,322,602
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	4,144,909
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	4,147,638
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,189,662
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	2,188,668
New Hampshire National Finance Authority, Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,200,000	1,339,249
		$40,784,694
New Jersey - 6.4%
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2033	$170,000	$ 228,465
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	170,000	227,240
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	275,000	336,029
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	235,000	286,392
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	340,000	413,480
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2047	520,000	623,445
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2053	340,000	405,357

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	$5,875,000	$ 7,089,093
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	586,760
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,155,000	2,155,264
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	517,779
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	496,804
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	768,131
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,856,230
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,448,533
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	366,831
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	362,086
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,090,526
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,184,140
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	591,388
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	30,000	30,122
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	4,000,000	4,419,330
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	8,595,000	9,283,624
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2037	2,530,000	3,056,438
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2042	2,810,000	3,388,803
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	622,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	$705,000	$ 731,866
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,750,347
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,614,781
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2032	1,260,000	1,656,444
New Jersey Economic Development Authority Rev. (School Facilities Construction), 5%, 6/15/2033	665,000	871,385
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2036	1,175,000	1,419,903
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	1,130,000	1,361,645
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2038	1,430,000	1,719,230
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2034	825,000	999,751
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2035	690,000	834,733
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	3,850,000	4,626,811
New Jersey Economic Development Authority Rev. (School Facilities Construction), “NN”, 5%, 3/01/2027	5,865,000	6,299,578
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	705,000	719,118
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	9,328,534
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	477,073
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	6,363,596
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,941,262
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	6,075,000	6,406,976

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	$3,370,000	$ 3,554,861
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	7,680,245
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	4,489,114
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	2,155,000	2,615,117
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,841,127
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	2,102,912
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	2,098,543
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,775,451
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,777,253
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,567,766
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,815,219
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	3,009,229
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	7,810,000	8,554,178
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,330,000	2,402,918
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	984,622
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “C”, 4.75%, 10/01/2050 (u)	12,700,000	14,390,952
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052 (w)	11,590,000	12,941,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	$1,825,000	$ 2,121,363
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	3,725,000	4,316,276
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	3,520,000	4,064,927
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	3,070,000	3,536,262
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2042 (w)	3,070,000	3,524,332
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	3,685,000	4,554,697
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	3,335,000	4,190,418
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	5,280,000	6,747,561
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	3,680,000	4,790,045
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	4,870,000	6,293,387
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	4,600,000	5,911,606
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	1,180,000	1,537,810
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	4,450,000	5,690,445
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	1,580,000	2,053,323
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	4,600,000	5,855,978
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	1,580,000	2,047,577
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	2,300,000	2,914,662
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,580,000	1,895,231
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,690,000	2,184,512
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2039	1,580,000	2,037,783
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	1,185,000	1,526,002

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	$3,220,000	$ 4,101,530
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,596,290
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,896,374
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,577,944
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	5,294,704
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,796,896
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5.25%, 12/15/2021	2,930,000	2,984,272
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	6,295,176
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	5,000,000	6,287,743
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2039	625,000	790,422
New Jersey Transportation Trust Fund Authority, Transportation System, “BB”, 5%, 6/15/2044	625,000	776,214
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	34,878,485
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	16,430,000	14,852,370
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	3,567,474
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	9,060,495
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	3,949,602
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	9,360,000	8,657,118
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	15,000,000	12,538,808
New Jersey Turnpike Authority, Turnpike Rev., “A”, 4%, 1/01/2042	2,660,000	3,219,209
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2032	214,000	289,579
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2033	261,000	351,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	$413,000	$ 511,279
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2036	402,000	493,943
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	7,035,000	7,523,807
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2024	3,520,000	3,989,206
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	20,195,000	25,305,207
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2030	4,070,000	5,058,939
		$430,997,688
New Mexico - 0.2%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$575,000	$ 671,604
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,265,000	1,399,786
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	2,590,000	2,857,397
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “I”, 3%, 1/01/2052 (w)	4,050,000	4,480,967
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	355,000	409,653
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	315,293
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	324,656
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	834,753
		$11,294,109
New York - 6.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$ 1,124,216
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	3,465,000	3,966,836
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (n)	1,315,000	1,453,088
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	4,025,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	$4,025,000	$ 4,185,833
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,045,000	1,049,287
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	612,628
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-1”, 5%, 5/15/2022	6,545,000	6,788,573
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	885,645
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,386,299
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,103,668
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	800,000	974,144
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	1,500,000	1,820,709
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	1,000,000	1,150,666
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	657,598
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	15,000,000	21,900,141
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,365,000	24,802,427
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	6,607,634
New York State Thruway Authority, Personal Income Rev., “A-1”, 4%, 3/15/2046	25,125,000	30,013,076
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2021	2,665,000	2,665,000
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,358,008
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	765,000	828,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$5,220,000	$ 5,231,093
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	2,100,000	2,553,757
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	3,500,000	4,507,905
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	10,485,000	12,940,315
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	4,100,000	5,046,458
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	1,415,000	1,840,219
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,465,887
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	4,000,000	5,140,029
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	19,055,000	22,914,034
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	1,265,000	1,311,727
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	395,000	524,573
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	710,000	928,059
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	345,000	450,042
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	71,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	$570,000	$ 740,009
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	235,000	281,147
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	570,000	680,221
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2029	640,000	845,811
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2030	525,000	708,182
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2031	580,000	778,497
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2033	1,685,000	2,243,225
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2034	1,555,000	2,064,457
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2035	580,000	768,454
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2036	1,055,000	1,395,204
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2037	1,265,000	1,668,025
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2038	295,000	388,073
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	2,308,324	2,344,686
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	46,653,261	48,501,313
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2045	945,000	1,115,171

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	$1,075,000	$ 1,115,564
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,227,213
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2035	1,335,000	1,791,976
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2036	935,000	1,248,475
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “E-1”, 5%, 2/01/2037	4,980,000	6,624,614
New York, NY, Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2035	260,000	315,340
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	350,000	468,319
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2032	1,160,000	1,539,903
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 4%, 12/01/2034	965,000	1,172,843
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	7,254,320
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046 (Put Date 1/01/2046)	6,800,000	6,885,170
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,780,000	3,343,699
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	1,245,000	1,490,939
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	2,015,000	2,393,386
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,570,000	1,860,443
Port Authority of NY & NJ (223th Series), 5%, 7/15/2033	1,025,000	1,380,882
Port Authority of NY & NJ (223th Series), 4%, 7/15/2034	1,170,000	1,452,091
Port Authority of NY & NJ (223th Series), 4%, 7/15/2035	1,200,000	1,484,025
Port Authority of NY & NJ (223th Series), 4%, 7/15/2036	730,000	899,234
Port Authority of NY & NJ (223th Series), 4%, 7/15/2037	1,595,000	1,955,232
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	3,195,000	3,906,629
Port Authority of NY & NJ (223th Series), 4%, 7/15/2039	2,130,000	2,597,501
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	930,000	1,130,767
Port Authority of NY & NJ (226th Series), 5%, 10/15/2030	985,000	1,319,876
Port Authority of NY & NJ (226th Series), 5%, 10/15/2032	650,000	884,913
Port Authority of NY & NJ (226th Series), 5%, 10/15/2033	770,000	1,042,691

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ (226th Series), 5%, 10/15/2034	$1,280,000	$ 1,723,427
Port Authority of NY & NJ (226th Series), 5%, 10/15/2035	1,175,000	1,577,499
Port Authority of NY & NJ (226th Series), 5%, 10/15/2036	1,225,000	1,639,352
Port Authority of NY & NJ (226th Series), 5%, 10/15/2037	1,730,000	2,305,937
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	3,410,000	4,529,943
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	2,530,000	3,352,055
Port Authority of NY & NJ (226th Series), 5%, 10/15/2040	2,480,000	3,278,900
Port Authority of NY & NJ (226th Series), 5%, 10/15/2041	2,025,000	2,670,030
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,941,123
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	3,000,406
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	2,156,773
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	5,798,721
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	7,936,870
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	4,642,945
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	17,575,467
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	13,029,715
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	4,435,000	4,436,538
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	999,383
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	495,893
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,563,308
Triborough Bridge & Tunnel Authority Rev., NY, “A”, FLR, 0.414% (67% of SOFR + 0.38%), 1/01/2032 (Put Date 2/01/2024)	2,890,000	2,890,278
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”A-2“, 5%, 5/15/2051	16,090,000	21,133,843
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	2,590,000	2,581,156
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,918,983
		$434,772,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.8%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	$285,000	$ 327,466
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	860,000	968,693
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	562,228
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	8,915,000	9,816,090
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036 (w)	635,000	697,091
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042 (w)	240,000	259,846
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,121,839
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,428,865
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	823,240
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	975,000	1,203,075
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	1,129,043
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	595,000	722,320
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	10,085,000	11,882,148
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	1,239,105

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	$1,000,000	$ 1,139,116
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	4,015,487
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,656,992
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,758,527
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	1,168,419
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,951,166
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,376,922
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,895,952
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,966,931
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	582,002
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,135,772
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,306,904
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	920,398
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,384,059
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,062,461
		$57,502,157
North Dakota - 0.4%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$170,000	$ 178,111
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	510,000	537,396
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	5,540,000	6,124,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$5,445,000	$ 6,425,054
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,571,093
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	819,814
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	6,092,922
		$23,748,494
Ohio - 4.8%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2032	$385,000	$ 508,617
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	3,440,000	3,792,149
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037 (Prerefunded 6/01/2022)	14,535,000	15,276,945
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2031	2,200,000	2,913,645
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2034	1,100,000	1,438,052
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	550,000	717,645
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	1,720,000	2,234,612
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	550,000	660,484
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	83,285,000	97,951,597
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	76,490,000	12,668,893
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,730,870
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	2,304,544
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,437,288
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	1,043,758
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,774,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	$915,000	$ 1,022,009
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,035,000	1,037,358
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2037	1,250,000	1,472,548
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	3,915,000	4,577,304
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,854,484
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,726,346
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,884,205
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	17,124,227
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	936,751
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,665,760
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	2,010,563
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,538,380
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,267,842
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	5,710,000	6,552,115
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042 (Prerefunded 7/01/2022)	7,810,000	8,347,734
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,955,000	2,152,519
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	461,640
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	2,215,000	2,717,504
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	13,945,000	17,284,518
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	4,111,833
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,910,000	2,204,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 4%, 8/01/2041	$390,000	$ 474,739
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	5,490,000	6,372,889
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2035	1,000,000	1,258,368
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2035	160,000	189,175
Northeast Ohio Medical University, General Receipts, “A”, 4%, 12/01/2045	120,000	138,264
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	5,300,000	5,979,048
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	2,325,000	2,705,784
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	3,115,000	3,672,760
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	1,360,000	1,563,726
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,601,216
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,832,908
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,158,329
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035	1,495,000	1,921,646
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038	1,425,000	1,817,322
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039	1,505,000	1,914,836
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042	2,575,000	3,249,046
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	8,095,000	9,006,809
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2049 (u)	11,515,000	12,877,852
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	1,057,076
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	796,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	$660,000	$ 766,285
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	837,995
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,624,836
Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,805,487
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	9,012,191
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	2,915,000	2,919,966
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	375,000	376,303
		$324,334,725
Oklahoma - 0.8%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$530,000	$ 548,984
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise, “A”, 8.5%, 8/25/2026 (Prerefunded 8/25/2021) (n)	2,105,000	2,115,586
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,015,000	3,755,978
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,550,689
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	868,902
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	4,341,046
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	6,016,508
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	5,282,986
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	6,056,368
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2052	11,495,000	14,278,790
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	2,805,000	3,475,938
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	3,315,000	3,730,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	$660,000	$ 737,637
		$52,760,223
Oregon - 0.7%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$ 1,117,421
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	2,231,913
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	3,356,423
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “B-2”, 2.75%, 11/15/2025 (n)	1,050,000	1,055,204
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	655,000	673,405
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,251,068
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	840,224
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 5%, 8/15/2045	2,360,000	3,046,815
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, 5%, 8/15/2050	1,575,000	2,024,185
Medford, OR, Hospital Facility Authority Rev. (Asante Projects), “A”, AGM, 4%, 8/15/2045	4,330,000	5,165,835
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2040	830,000	1,048,600
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), “D”, 4.75%, 1/01/2050 (u)	10,035,000	11,221,431
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,385,807
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2036	795,000	961,351
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2046	1,695,000	2,001,661
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2051	2,225,000	2,619,387
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “A”, 5%, 11/15/2056	4,995,000	5,843,961
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-1”, 2.5%, 11/15/2028	965,000	970,020
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	385,000	386,478

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	$770,000	$ 771,787
		$47,972,976
Pennsylvania - 5.9%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$7,630,000	$ 8,716,630
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	900,000	1,099,769
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	921,957
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,602,903
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	7,961,640
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,961,548
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	2,319,447
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,142,377
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,731,208
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	990,000	1,023,525
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	1,560,000	1,592,850
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	9,100,000	10,074,655
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	21,905,000	24,201,901
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	3,032,801
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	8,255,000	8,878,471
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	460,000	558,600
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	10,695,000	12,843,889

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2032	$275,000	$ 318,862
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2033	330,000	381,728
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2034	415,000	478,951
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2035	400,000	461,108
Cambria County, PA, General Obligation, “B”, AGM, 4%, 8/01/2036	215,000	247,367
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	2,600,000	2,690,069
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	860,978
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	1,041,341
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,799,015
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	999,134
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,311,509
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	690,156
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,819,611
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,395,000	1,740,985
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,485,773
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	749,856
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	1,440,000	1,467,177
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	745,000	792,407
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	335,000	376,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	$2,050,000	$ 2,226,200
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	40,000	46,287
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	345,000	384,271
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2022	220,000	224,337
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	110,000	117,404
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,463,167
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	837,556
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	765,000	858,147
Doylestown, PA, Hospital Rev., “A”, 5%, 7/01/2049	770,000	924,847
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	389,554
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	495,796
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	369,749
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	204,784
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	886,898
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	195,000	220,993
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,394,007
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	3,073,388
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	421,696
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	4,014,227
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	4,041,120

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	$510,000	$ 552,324
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	3,660,000	3,957,506
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	6,745,000	7,437,697
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,777,876
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	5,767,216
Lancaster County, PA, Hospital Authority Health System Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	500,000	571,424
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043	3,620,000	3,980,721
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,115,000	4,572,453
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	8,022,001
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,305,000	1,626,661
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	3,227,821
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	3,059,400
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	5,558,759
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2048	8,850,000	10,902,775
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,862,741
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,938,191
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,238,329
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	2,170,838
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,306,636
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,377,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	$9,950,000	$ 11,686,238
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,851,582
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	2,010,593
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	1,192,837
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	2,258,814
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Rev. (Waste Management Project, Inc.), 0.42%, 6/01/2041 (Put Date 6/03/2024)	6,295,000	6,298,202
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	2,200,000	2,200,000
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,175,000	1,194,627
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,844,928
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 4%, 5/01/2040	1,440,000	1,730,099
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	1,545,000	1,568,176
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,400,000	1,658,914
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	5,095,000	5,582,613
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028 (Prerefunded 4/01/2022)	1,740,000	1,796,924
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	13,471,532
Pennsylvania Turnpike Commission Rev., “A”, 5%, 12/01/2044	2,590,000	3,325,832
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,994,884
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,093,758

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	$1,950,000	$ 2,000,305
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 4%, 4/01/2026	1,065,000	1,137,647
Philadelphia, PA, Authority for Industrial Development Rev. (Kipp Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,869,619
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	1,005,191
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,831,096
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	2,204,489
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,755,902
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	460,000	545,026
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	743,619
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	702,217
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,264,793
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,185,812
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	936,974
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,836,780
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	1,087,532
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,793,490
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,655,000	3,107,875
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	10,580,000	12,178,272
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	3,489,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	$4,690,000	$ 5,063,912
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,606,780
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	4,133,289
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,790,000	4,245,631
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	512,611
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,540,000	1,936,856
Philadelphia, PA, School District, “A”, 4%, 9/01/2036	2,045,000	2,455,793
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	639,352
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	1,560,000	1,867,085
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	637,484
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	2,410,000	2,880,301
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	636,694
Philadelphia, PA, School District, “A”, 4%, 9/01/2039	1,260,000	1,502,539
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,888,983
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,174,892
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	293,185
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2033	785,000	1,115,225
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 4%, 9/01/2035	390,000	472,748
Pittsburgh, PA, Water & Sewer Authority Rev., “A”, AGM, 5%, 9/01/2044	2,615,000	3,323,129
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	10,880,438
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044 (Prerefunded 6/01/2024)	3,000,000	3,411,325
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	2,555,000	2,905,976
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	3,920,000	4,444,058
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,685,000	3,035,841
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	270,000	277,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$355,000	$ 391,763
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	443,637
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	434,266
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2025	395,000	447,152
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 5%, 7/01/2027	630,000	780,939
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 5%, 7/01/2029	710,000	918,855
		$399,074,615
Puerto Rico - 8.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NPFG, 4.75%, 7/01/2038	$7,680,000	$ 7,802,152
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,598,088
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	630,000	646,679
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, AGM, 5%, 7/01/2032	1,130,000	1,161,209
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	8,340,000	9,101,990
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,345,000	3,653,456
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, “A”, NPFG, 5%, 7/01/2038	810,000	831,445
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	767,698
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	71,630,000	61,064,575
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	185,000	185,275
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	9,505,000	9,784,617
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,384,039
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027	3,665,000	3,784,979
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,833,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2030 (n)	$20,000,000	$ 25,271,880
Puerto Rico Electric Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2035 (n)	10,000,000	12,350,190
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	26,837,325
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	2,901,994
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2022 (a)(d)	1,075,000	1,058,875
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	491,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	6,489,412
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	8,560,000	8,399,500
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,860,000	14,544,225
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	525,000	513,188
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	556,258
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,350,227
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	10,450,000	10,058,125
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	2,165,000	2,215,344
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 4.75%, 7/01/2033	380,000	386,044
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022	1,150,000	1,166,602
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	240,000	245,199
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	266,884
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	185,000	190,155
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	695,000	705,033
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	280,000	280,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2022 (a)(d)	$2,425,000	$ 2,379,531
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	3,205,406
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	415,969
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	11,637,337
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	1,230,000	1,256,643
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	66,721
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	503,654
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,709,166
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	505,031
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,070,000	1,144,794
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,765,000	4,050,168
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,250,000	5,648,993
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	678,237
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	445,000	437,769
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	992,325
Puerto Rico Electric Power Authority Rev., “XX-RSA-1”, 5.75%, 7/01/2036 (a)(d)	4,890,000	4,841,100
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2022 (a)(d)	4,720,000	4,572,500
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	5,172,862
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	1,159,350
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	3,640,162

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$11,500,000	$ 11,787,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,677,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	4,780,000	4,887,943
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	195,000	195,244
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	653,677
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	200,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,677,431
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	982,450
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,347,627
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,155,000	1,157,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	$1,625,000	$ 1,649,375
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	528,451
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,349,950
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,718,708
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	12,314,183
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,238,781
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	9,895,000	10,815,643
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,190,692
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	4,203,095
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	838,789
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	7,350,000	2,550,514
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	334,056
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, AGM, 5%, 7/01/2036	735,000	755,481
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	6,225,000	6,554,533
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	1,470,000	1,518,123
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2028	600,000	620,217
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, AGM, 5%, 7/01/2032	690,000	709,227
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,774,184
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	5,000,000	5,737,061

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	$100,138,000	$ 116,763,912
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	31,098,000	35,341,605
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	337,893
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	9,051,000	10,429,705
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	400,000	385,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	2,382,089
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	825,000	720,563
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	16,235,369
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	20,115,000	15,101,869
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	35,757,000	11,986,032
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	610,753
		$591,158,902
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$2,705,000	$ 2,747,642
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,395,000	1,453,885
		$4,201,527
South Carolina - 0.9%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$ 490,312
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	1,139,980
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	568,242
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,375,875
South Carolina Jobs & Economic Development Authority, 5%, 4/01/2048	1,500,000	1,636,806
South Carolina Jobs & Economic Development Authority, 5.25%, 4/01/2053	4,060,000	4,452,909

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)(w)	$520,000	$ 569,525
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)(w)	330,000	352,885
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)(w)	130,000	137,613
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	820,335
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	982,077
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	6,439,770
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,540,984
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	4,001,960
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,540,609
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,907,115
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	2,097,034
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	9,330,000	11,383,861
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	2,655,000	2,932,260
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,879,651
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,767,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	$1,330,000	$ 1,624,738
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,416,238
		$59,058,182
South Dakota - 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage, “A”, 3%, 11/01/2051	$3,420,000	$ 3,756,959
Tennessee - 0.7%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045 (Prerefunded 1/01/2023)	$2,270,000	$ 2,430,779
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	590,000	739,615
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	295,000	367,867
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	680,000	810,898
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	948,962
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,380,000	1,617,040
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	10,535,000	12,864,211
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	100,000	98,704
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	245,556
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	303,839
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	310,000	388,326
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,479,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	$500,000	$ 549,402
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,095,974
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	516,637
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	721,595
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	520,000	416,243
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	680,000	526,938
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	650,000	487,093
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	568,433
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	459,825
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,218,949
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	1,780,000	1,950,209
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	2,140,000	2,368,417
Tennessee Housing Development Agency, Residential Finance Program Rev., “4”, 4.5%, 7/01/2049 (u)	10,100,000	11,337,180
		$47,511,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - 6.2%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$985,000	$ 1,042,843
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	1,810,000	1,872,217
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	4,810,000	4,938,178
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	1,000,000	1,045,863
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	9,041,839
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	3,500,000	3,715,206
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	385,328
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	916,438
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	1,002,495
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	4,079,583
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,642,121
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,190,496
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,935,724
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,869,976
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	800,000	990,323
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	809,425
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	4,161,483
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	1,121,371
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	1,031,228
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,517,912
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	287,797
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	687,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	$400,000	$ 452,365
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	654,504
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	625,000	617,145
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	1,079,932
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 3.414%, 4/01/2040	1,270,000	1,331,202
Capital Area Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024) (w)	4,550,000	4,548,949
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,513,675
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, “B”, 0.28%, 2/15/2038 (Put Date 8/15/2024) (w)	2,015,000	2,014,889
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	930,419
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	695,000	696,311
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,024,672
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	250,000	260,406
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	2,076,923
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	676,021
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,434,294
El Paso, TX, Independent School District, Maintenance Tax Notes, 2%, 2/01/2040 (Put Date 8/01/2023) (w)	1,880,000	1,946,455
Galveston, TX, Public Facility Corp., Multifamily Housing Rev. (The Oleanders At Broadway), 0.47%, 8/01/2025 (Put Date 8/01/2021)	2,465,000	2,469,561
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,911,548
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	876,356
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,479,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	$1,425,000	$ 1,600,122
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	207,726
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	505,226
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	3,211,654
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	19,361,581
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	352,768
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	680,391
Housing Options, Inc., Multi-Family Housing Rev. (Brooks Manor - The Oaks Project), 0.5%, 8/01/2041 (Put Date 3/01/2025)	2,085,000	2,087,527
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,726,262
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	3,060,000	3,283,038
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	176,216
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	874,065
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	18,333,277
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,204,264
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	260,125
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	986,514
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,331
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,519,113
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	190,000	232,410
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	285,000	346,209
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	375,807
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	677,194

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Lake Houston, TX, Redevelopment Authority Tax Increment Contract Rev., 3%, 9/01/2038	$275,000	$ 296,777
Lake Houston, TX, Redevelopment Authority Tax Increment Contract Rev., 3%, 9/01/2039	325,000	349,160
Lake Houston, TX, Redevelopment Authority Tax Increment Contract Rev., 3%, 9/01/2040	300,000	321,033
Lake Houston, TX, Redevelopment Authority Tax Increment Contract Rev., 2.5%, 9/01/2041	500,000	504,793
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,477,883
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	564,970
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,330,325
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	2,053,989
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	780,000	801,424
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,030,000	2,154,734
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,639,351
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	3,500,000	3,883,376
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	3,302,980
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,180,203
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	3,256,164
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	295,000	316,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	$420,000	$ 457,451
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	903,981
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	1,036,443
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	210,000	211,262
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	459,209
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,410,344
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	465,000	499,266
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,497,428
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,545,348
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	550,000	583,506
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	2,168,160
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	230,000	246,939
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	1,170,000	1,173,592
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	310,000	363,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	$310,000	$ 363,134
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	770,000	901,977
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Island Campus LLC - Texas A&M University - Corpus Christi Island Campus Project), “A”, 5%, 4/01/2029	265,000	329,135
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,295,000	1,436,143
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,746,663
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,561,587
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	155,000	159,678
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	385,000	395,876
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	1,155,000	1,184,697
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032 (Prerefunded 6/15/2022)	595,000	619,664
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037 (Prerefunded 6/15/2022)	655,000	682,151
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042 (Prerefunded 6/15/2022)	785,000	817,539
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048 (Prerefunded 6/15/2022)	1,435,000	1,497,587
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	1,575,000	1,577,461
North Texas Tollway Authority System Rev., “B”, 4%, 1/01/2039	1,300,000	1,577,326
North Texas Tollway Authority System Rev., “B”, 4%, 1/01/2040	1,050,000	1,270,401
North Texas Tollway Authority System Rev., “B”, 4%, 1/01/2041	485,000	584,799

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$3,655,000	$ 3,784,318
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	9,200,000	9,539,532
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “B”, 6%, 1/01/2025 (n)	10,945,000	11,392,431
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	10,795,846
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,199,768
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,194,376
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049	1,680,000	1,884,142
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	5,093,840
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2029	545,000	711,081
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2030	680,000	878,472
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	540,000	696,009
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	540,000	694,975
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2028	830,000	1,059,224
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2029	810,000	1,056,835
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2030	675,000	871,422
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	485,000	623,007
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	595,000	763,689
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	1,095,000	1,235,353
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,701,623
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,759,266
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	5,210,000	5,821,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), 5.25%, 11/15/2047	$2,565,000	$ 2,395,279
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	1,995,441
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2035	2,350,000	2,270,670
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “A”, 5%, 11/15/2045	2,515,000	2,278,692
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2030	3,855,000	3,846,212
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), “B”, 5%, 11/15/2036	5,105,000	4,904,192
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054	22,954,217	24,579,679
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	728,243
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2032	425,000	510,462
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2036	455,000	539,232
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2040	415,000	487,881
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	5,990,000	6,741,967
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	3,235,000	3,603,215
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052 (w)	15,110,000	16,835,145
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	5,860,000	7,818,873
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	5,325,000	7,219,942
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	5,330,000	7,334,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	$35,875,000	$ 44,524,308
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,562,584
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,249,298
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,651,237
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	6,746,250
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	370,334
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	257,471
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	269,840
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	254,909
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	482,218
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	1,430,000	626,840
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	486,205
		$418,404,917
Utah - 0.3%
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	$1,530,000	$ 1,690,886
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,401,140
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026 (n)	270,000	280,869
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2039	400,000	487,001
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2044	355,000	428,192
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	780,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	$1,180,247	$ 1,252,065
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, 2.5%, 8/21/2051 (w)	4,330,348	4,557,778
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	2,504,987	2,668,010
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	2,589,684	2,747,266
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	3,233,005	3,459,987
		$19,753,246
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$1,020,000	$ 1,063,967
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,767,466
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	2,445,000	2,931,400
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	355,000	376,102
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	390,000	413,416
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	360,000	382,459
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	395,000	419,186
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	1,800,000	1,817,592
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	790,379
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,819,859
		$14,781,826
Virginia - 1.0%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$940,000	$ 960,609
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	440,000	449,647
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	4,615,000	4,829,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	$981,912	$ 85,917
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	330,000	336,062
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	580,000	631,022
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,222,463
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,865,000	4,156,355
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	960,000	1,059,171
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,780,000	1,897,071
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,140,000	1,390,260
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	593,404
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	3,128,331
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,851,724
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,610,107
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	4,161,164
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	1,655,000	1,685,590
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,230,922
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,146,426
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2036	2,500,000	2,912,341
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2037	2,750,000	3,190,323
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	3,500,000	4,014,824
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	1,965,000	2,249,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	$715,000	$ 760,287
Virginia Small Business Financing Authority Senior Lien Rev. (95 Express Lanes LLC Project), 5%, 1/01/2044	7,855,000	8,001,860
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2022 (a)(d)	6,569,571	657
		$67,556,097
Washington - 1.9%
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	$2,675,000	$ 3,167,481
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	4,005,399
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	7,586,571
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5%, 1/01/2032 (n)	2,220,000	2,670,117
Kalispel Tribe Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	2,500,000	3,011,031
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	841,929
Kalispel Tribe Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	1,083,971
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,283,166
Seattle, WA, Municipal Light & Power Improvement Rev., “C”, 4%, 9/01/2037	7,000,000	8,175,580
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000,000	6,267,921
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	3,640,000	4,679,493
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,775,000	2,112,805
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	2,140,321
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	923,235

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	$1,420,000	$ 1,560,253
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	1,507,507
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	225,000	241,822
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	247,601
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	355,356
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	488,187
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,732,506
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	5,137,433
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	3,258,639
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	1,000,000	1,104,616
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	2,189,955
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	2,595,570
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	3,947,290
Washington State Convention Center, Public Facilities District, Junior Lodging Tax Green Notes, 4%, 7/01/2031	24,600,000	29,353,665
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	69,016,195	4,341,001
Washington State Housing Finance Commission Municipal Certificates, “X”, 3.5%, 12/20/2035	17,772,363	20,978,192
		$130,988,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - 0.6%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,510,000	$ 1,712,723
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	1,545,000	1,692,623
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,019,225
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	6,455,000	7,931,969
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2027	2,100,000	2,358,311
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,117,298
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,429,760
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	430,463
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	15,000,000	17,166,544
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	610,000	670,419
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	643,858
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2041 (w)	655,000	792,634
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046 (w)	650,000	779,644
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2051 (w)	475,000	565,134
		$38,310,605
Wisconsin - 3.6%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2031	$85,000	$ 71,136
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	725,000	585,120
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	857,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	$1,050,000	$ 782,472
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	1,130,030
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	1,111,358
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	2,630,000	1,728,575
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,789,184
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,864,714
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	772,289
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	545,000	456,107
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	597,462
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	551,338
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	488,498
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	601,367
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	559,769
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	536,030
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	529,097
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	476,812
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	112,606
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,530,000	2,757,104
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,495,541
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,354,207
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	1,406,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	$100,000	$ 107,194
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2030	160,000	209,507
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2031	170,000	221,758
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2032	200,000	260,126
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2033	215,000	278,778
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2034	200,000	258,680
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5%, 12/01/2035	260,000	335,662
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,235,724
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	2,114,442
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	806,751
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2038	520,000	619,081
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2044	600,000	709,450
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), “A”, 5%, 7/01/2049	2,515,000	2,963,581
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,068,895
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,309,379
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	1,160,418
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,335,000	1,446,664
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,875,000	7,405,420
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “B-3”, 2.25%, 11/01/2026	2,265,000	2,267,868
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040	1,195,000	1,285,177
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045	1,595,000	1,709,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050	$6,430,000	$ 6,884,496
Wisconsin Housing & Economic Development Authority Home Ownership, “A”, 3%, 3/01/2052	4,500,000	4,970,299
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047 (u)	7,020,000	7,707,699
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	170,000	172,838
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	3,960,114
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	18,463,431
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,966,733
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	535,768
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	952,801
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,585,322
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	338,398
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	1,012,845
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	675,458
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	730,993
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	1,015,000	1,107,625
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,149,356
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,128,306
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	475,000	517,430
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	555,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	$1,100,000	$ 1,208,825
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023 (n)	225,000	230,618
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	786,857
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,748,593
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	520,000	562,171
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	1,010,361
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,318,329
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	693,985
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	632,671
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	25,170,000	28,723,012
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	2,085,000	2,193,290
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	8,355,000	9,638,062
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	7,930,000	9,267,109
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,370,997
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	847,602
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	1,455,000	1,584,425
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,483,081
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,595,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 3%, 4/01/2025 (n)	$225,000	$ 234,065
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	736,640
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	3,247,635
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,150,000	1,398,587
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	2,000,000	2,397,485
Wisconsin Public Finance Authority Rev. (WFCS Portfolio Project), Capital Appreciation, “B”, 0%, 1/01/2061 (n)	11,500,000	1,114,750
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,995,000	2,212,000
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	3,965,000	4,388,694
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	3,955,000	4,377,626
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	8,800,000	9,740,356
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	1,905,000	2,077,343
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	1,730,000	1,895,418
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	1,685,000	1,842,585
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	3,465,000	3,810,342
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	634,200
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	1,134,068
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	970,940

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2054	$680,000	$ 822,944
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	1,092,552
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2058	780,000	942,837
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	2,380,000	2,929,786
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,811,155
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	2,125,949
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	3,036,673
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,755,043
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	645,724
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	1,100,000	1,287,985
Wisconsin Public Finance Authority, Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	830,170
		$244,192,666
Wyoming - 0.0%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2031	$265,000	$ 329,838
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2032	160,000	198,400
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2033	265,000	327,429
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	255,000	313,266
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	225,000	274,613
		$1,443,546
Total Municipal Bonds (Identified Cost, $6,182,396,272)		$ 6,753,282,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.7%
Consumer Services – 0.5%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$ 8,016,807
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	7,062,010
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	932,592
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,241,150
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	34,400,000	10,974,449
Toll Road Investors Partnership II LP, Capital Appreciation, “A”, NPFG, 0%, 2/15/2045 (n)	579,494	145,265
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,626,781
		$ 31,999,054
Multi-Family Housing Revenue – 0.2%
Freddie Mac Multi-Family Certificates, CMO, “ML10”, 2.055%, 1/25/2038 (i)	$28,995,000	$ 6,237,802
Freddie Mac Multi-Family Certificates, CMO, “ML10”, 1.518%, 6/25/2038 (i)	30,786,000	4,878,331
		$ 11,116,133
Total Bonds (Identified Cost, $42,941,405)		$ 43,115,187
Investment Companies (h) - 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $157,446,228)	157,446,550	$ 157,446,550

Other Assets, Less Liabilities - (2.9)%		(194,477,762)
Net Assets - 100.0%		$ 6,759,366,046

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $157,446,550 and $6,796,397,258, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,152,185,491, representing 17.0% of net assets.

Portfolio of Investments (unaudited) – continued
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/08/20	$1,800,000	$1,462,500
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/17-5/01/18	11,564,858	7,413,250
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/19	11,288,456	3,931,450
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/15	300,000	210,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/15	300,000	210,000
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/17	1,140,291	717,400
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/13-8/29/18	10,935,573	7,201,200
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/15	805,000	547,400
Total Restricted Securities			$21,693,200
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
MUNIPSA	SIFMA Municipal Swap Index
NPFG	National Public Finance Guarantee Corp.
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 7/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $6,225,337,677)	$6,796,397,258
Investments in affiliated issuers, at value (identified cost, $157,446,228)	157,446,550
Cash	51,391
Receivables for
Investments sold	36,479,549
Fund shares sold	17,589,317
Interest	53,333,456
Other assets	69,517
Total assets	$7,061,367,038
Liabilities
Payables for
Distributions	$2,201,901
Investments purchased	9,521,397
Fund shares reacquired	9,110,986
When-issued investments purchased	208,051,525
Interest expense and fees	101,158
Payable to the holders of the floating rate certificates	71,371,545
Payable to affiliates
Investment adviser	273,112
Administrative services fee	4,633
Shareholder servicing costs	1,107,911
Distribution and service fees	13,750
Payable for independent Trustees' compensation	1,875
Accrued expenses and other liabilities	241,199
Total liabilities	$302,000,992
Net assets	$6,759,366,046
Net assets consist of
Paid-in capital	$6,230,640,264
Total distributable earnings (loss)	528,725,782
Net assets	$6,759,366,046
Shares of beneficial interest outstanding	767,043,670

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,098,920,116	238,077,514	$8.82
Class B	5,759,430	652,664	8.82
Class C	163,206,452	18,492,667	8.83
Class I	2,782,797,355	315,840,130	8.81
Class R6	1,708,682,693	193,980,695	8.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.21 [100 / 95.75 x $8.82]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 7/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$115,932,382
Dividends from affiliated issuers	32,274
Other	660
Total investment income	$115,965,316
Expenses
Management fee	$16,132,983
Distribution and service fees	843,179
Shareholder servicing costs	1,953,108
Administrative services fee	277,398
Independent Trustees' compensation	45,730
Custodian fee	186,730
Shareholder communications	102,515
Audit and tax fees	34,383
Legal fees	26,459
Interest expense and fees	223,856
Miscellaneous	183,739
Total expenses	$20,010,080
Fees paid indirectly	(64)
Reduction of expenses by investment adviser and distributor	(396,655)
Net expenses	$19,613,361
Net investment income (loss)	$96,351,955
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$23,921,659
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$114,991,205
Net realized and unrealized gain (loss)	$138,912,864
Change in net assets from operations	$235,264,819
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21
Change in net assets
From operations
Net investment income (loss)	$96,351,955	$206,408,548
Net realized gain (loss)	23,921,659	(48,454,672)
Net unrealized gain (loss)	114,991,205	4,267,651
Change in net assets from operations	$235,264,819	$162,221,527
Total distributions to shareholders	$(95,954,309)	$(206,724,905)
Change in net assets from fund share transactions	$245,885,549	$279,866,360
Total change in net assets	$385,196,059	$235,362,982
Net assets
At beginning of period	6,374,169,987	6,138,807,005
At end of period	$6,759,366,046	$6,374,169,987
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$8.62	$8.66	$8.09	$8.16	$8.02	$8.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.30	$0.32	$0.35	$0.36	$0.37(c)
Net realized and unrealized gain (loss)	0.20	(0.04)	0.56	(0.08)	0.14	(0.25)
Total from investment operations	$0.33	$0.26	$0.88	$0.27	$0.50	$0.12
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.31)	$(0.34)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$8.82	$8.62	$8.66	$8.09	$8.16	$8.02
Total return (%) (r)(s)(t)(x)	3.87(n)	3.24	11.06	3.31	6.29	1.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.65	0.67	0.67	0.68	0.71(c)
Expenses after expense reductions (f)	0.61(a)	0.64	0.66	0.66	0.65	0.66(c)
Net investment income (loss)	3.05(a)	3.65	3.82	4.35	4.44	4.41(c)
Portfolio turnover	11(n)	30	12	24	17	23
Net assets at end of period (000 omitted)	$2,098,920	$1,971,228	$1,999,299	$1,623,004	$1,589,868	$1,781,515
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.60(a)	0.62	0.63	0.64	0.64	0.65(c)
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$8.63	$8.67	$8.10	$8.16	$8.03	$8.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.25	$0.26	$0.29	$0.30	$0.30(c)
Net realized and unrealized gain (loss)	0.19	(0.05)	0.56	(0.07)	0.13	(0.25)
Total from investment operations	$0.29	$0.20	$0.82	$0.22	$0.43	$0.05
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.24)	$(0.25)	$(0.28)	$(0.30)	$(0.28)
Net asset value, end of period (x)	$8.82	$8.63	$8.67	$8.10	$8.16	$8.03
Total return (%) (r)(s)(t)(x)	3.37(n)	2.49	10.24	2.68	5.35	0.59(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.66	1.67	1.67	1.68	1.71(c)
Expenses after expense reductions (f)	1.36(a)	1.40	1.41	1.41	1.41	1.44(c)
Net investment income (loss)	2.31(a)	3.00	3.12	3.61	3.68	3.62(c)
Portfolio turnover	11(n)	30	12	24	17	23
Net assets at end of period (000 omitted)	$5,759	$6,519	$13,733	$17,392	$22,213	$26,528
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.35(a)	1.38	1.38	1.40	1.40	1.43(c)
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$8.63	$8.67	$8.10	$8.16	$8.03	$8.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.24	$0.27	$0.28	$0.28(c)
Net realized and unrealized gain (loss)	0.20	(0.04)	0.56	(0.08)	0.13	(0.24)
Total from investment operations	$0.29	$0.18	$0.80	$0.19	$0.41	$0.04
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.22)	$(0.23)	$(0.25)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$8.83	$8.63	$8.67	$8.10	$8.16	$8.03
Total return (%) (r)(s)(t)(x)	3.36(n)	2.23	9.96	2.42	5.10	0.37(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62(a)	1.66	1.67	1.67	1.68	1.71(c)
Expenses after expense reductions (f)	1.61(a)	1.64	1.66	1.66	1.65	1.66(c)
Net investment income (loss)	2.05(a)	2.69	2.84	3.35	3.43	3.41(c)
Portfolio turnover	11(n)	30	12	24	17	23
Net assets at end of period (000 omitted)	$163,206	$167,087	$242,387	$230,387	$282,931	$285,224
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.60(a)	1.63	1.63	1.64	1.64	1.65(c)
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18	1/31/17
Net asset value, beginning of period	$8.62	$8.66	$8.09	$8.15	$8.02	$8.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.30	$0.32	$0.35	$0.36	$0.37(c)
Net realized and unrealized gain (loss)	0.19	(0.04)	0.56	(0.08)	0.13	(0.25)
Total from investment operations	$0.32	$0.26	$0.88	$0.27	$0.49	$0.12
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.30)	$(0.31)	$(0.33)	$(0.36)	$(0.35)
Net asset value, end of period (x)	$8.81	$8.62	$8.66	$8.09	$8.15	$8.02
Total return (%) (r)(s)(t)(x)	3.75(n)	3.24	11.06	3.44	6.15	1.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62(a)	0.65	0.67	0.67	0.68	0.71(c)
Expenses after expense reductions (f)	0.61(a)	0.64	0.66	0.66	0.65	0.66(c)
Net investment income (loss)	3.05(a)	3.64	3.82	4.34	4.42	4.42(c)
Portfolio turnover	11(n)	30	12	24	17	23
Net assets at end of period (000 omitted)	$2,782,797	$2,831,021	$2,687,508	$2,145,125	$2,261,507	$1,547,999
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.60(a)	0.62	0.63	0.64	0.64	0.65(c)
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	7/31/21 (unaudited)	1/31/21	1/31/20	1/31/19	1/31/18(i)
Net asset value, beginning of period	$8.62	$8.65	$8.08	$8.15	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.31	$0.33	$0.36	$0.22
Net realized and unrealized gain (loss)	0.19	(0.03)	0.56	(0.09)	(0.06)(g)
Total from investment operations	$0.32	$0.28	$0.89	$0.27	$0.16
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.31)	$(0.32)	$(0.34)	$(0.24)
Net asset value, end of period (x)	$8.81	$8.62	$8.65	$8.08	$8.15
Total return (%) (r)(s)(t)(x)	3.79(n)	3.44	11.16	3.40	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55(a)	0.57	0.59	0.58	0.57(a)
Expenses after expense reductions (f)	0.53(a)	0.56	0.58	0.57	0.56(a)
Net investment income (loss)	3.12(a)	3.73	3.89	4.41	4.12(a)
Portfolio turnover	11(n)	30	12	24	17
Net assets at end of period (000 omitted)	$1,708,683	$1,398,315	$1,195,880	$856,776	$397,994
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.53(a)	0.54	0.55	0.56	0.55(a)

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For Class R6, the period is from the class inception, June 2, 2017, through the stated period end.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) - continued
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information

Notes to Financial Statements (unaudited) - continued
from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$6,753,282,071	$—	$6,753,282,071
U.S. Corporate Bonds	—	31,999,054	—	31,999,054
Residential Mortgage-Backed Securities	—	11,116,133	—	11,116,133
Mutual Funds	157,446,550	—	—	157,446,550
Total	$157,446,550	$6,796,397,258	$—	$6,953,843,808
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities which are structured by the fund utilizing the fund's municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the fund transfers a fixed rate municipal bond to a special purpose trust (“the trust”), and causes the trust to (a) issue floating rate certificates to

Notes to Financial Statements (unaudited) - continued
third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the fund. Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates”. The carrying value of the fund’s payable to the holders of the floating rate certificates as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2021, the fund’s payable to the holders of the floating rate certificates was $71,371,545 and the weighted average interest rate on the settled floating rate certificates issued by the trust was 0.09%. For the six months ended July 31, 2021, the average payable to the holders of the settled floating rate certificates was $73,975,873 at a weighted average interest rate of 0.11%. Interest expense and fees include interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2021, interest expense and fees related to self-deposited inverse floaters amounted to $211,090 and are included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) - continued
in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/21
Ordinary income (including any short-term capital gains)	$11,818,609
Tax-exempt income	194,906,296
Total distributions	$206,724,905
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/21
Cost of investments	$6,328,417,640
Gross appreciation	594,450,546
Gross depreciation	(40,395,923)
Net unrealized appreciation (depreciation)	$ 554,054,623
As of 1/31/21
Undistributed ordinary income	1,218,759
Undistributed tax-exempt income	45,412,576
Capital loss carryforwards	(79,174,480)
Other temporary differences	(16,737,901)
Net unrealized appreciation (depreciation)	438,696,318
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(72,051,815)
Long-Term	(7,122,665)
Total	$(79,174,480)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/21	Year ended 1/31/21
Class A	$30,415,679	$67,375,712
Class B	68,915	266,852
Class C	1,657,946	5,375,754
Class I	40,235,972	93,361,821
Class R6	23,575,797	40,344,766
Total	$95,954,309	$206,724,905
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended July 31, 2021, this management fee reduction amounted to $389,142, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.65%	1.40%	1.65%	0.65%	0.56%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2023. For the six months ended July 31, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $49,797 for the six months ended July 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 30,054
Class C	0.75%	0.25%	1.00%	1.00%	813,125
Total Distribution and Service Fees					$843,179
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2021 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2023. For the six months ended July 31, 2021, this waiver amounted to $7,513, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2021, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2021, were as follows:
Amount
Class A	$47,951
Class B	3,160
Class C	2,536
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2021, the fee was $97,460, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,855,648.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2021 was equivalent to an annual effective rate of 0.0087% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $695 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2021. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,875 at July 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$11,097,931	$—
Non-U.S. Government securities	1,019,305,633	689,235,388

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/21		Year ended 1/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,308,587	$184,428,586	41,685,865	$344,479,434
Class B	1,095	9,392	3,860	32,779
Class C	1,281,967	11,103,120	2,813,618	23,348,058
Class I	46,820,317	404,756,539	132,192,517	1,076,180,486
Class R6	45,334,646	392,427,172	80,075,619	664,146,738
	114,746,612	$992,724,809	256,771,479	$2,108,187,495
Shares issued to shareholders in reinvestment of distributions
Class A	3,252,791	$28,145,647	7,538,855	$62,071,649
Class B	6,217	53,784	26,552	217,894
Class C	176,860	1,531,448	586,468	4,821,847
Class I	4,065,362	35,133,895	9,991,986	82,250,526
Class R6	2,111,988	18,263,518	3,917,680	32,245,439
	9,613,218	$83,128,292	22,061,541	$181,607,355
Shares reacquired
Class A	(15,034,991)	$(130,134,952)	(51,485,828)	$(417,374,935)
Class B	(109,787)	(949,958)	(859,178)	(7,014,512)
Class C	(2,318,088)	(20,072,268)	(12,001,887)	(98,931,509)
Class I	(63,485,455)	(542,797,157)	(124,193,568)	(1,004,658,303)
Class R6	(15,728,759)	(136,013,217)	(59,913,397)	(481,949,231)
	(96,677,080)	$(829,967,552)	(248,453,858)	$(2,009,928,490)
Net change
Class A	9,526,387	$82,439,281	(2,261,108)	$(10,823,852)
Class B	(102,475)	(886,782)	(828,766)	(6,763,839)
Class C	(859,261)	(7,437,700)	(8,601,801)	(70,761,604)
Class I	(12,599,776)	(102,906,723)	17,990,935	153,772,709
Class R6	31,717,875	274,677,473	24,079,902	214,442,946
	27,682,750	$245,885,549	30,379,162	$279,866,360
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2021, the fund’s commitment fee and interest expense were $12,461 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$209,885,766	$743,720,006	$796,159,222	$—	$—	$157,446,550

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,274	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2021

*	Print name and title of each signing officer under his or her signature.